UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: (811- 21598 )

Exact name of registrant as specified in charter:	Putnam RetirementReady Funds

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: July 31, 2007

Date of reporting period: August 1, 2006— January 31, 2007

Item 1. Report to Stockholders:

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:

Putnam RetirementReady® Funds

1|31|07

Semiannual Report

PUTNAM
INVESTMENTS

PUTNAM RETIREMENT READY FUNDS
invest in a mix of Putnam funds to help
weather changing market environments.

What makes Putnam different?

In 1830, Massachusetts Supreme Judicial Court Justice Samuel Putnam established The Prudent Man Rule, a legal foundation for responsible money management.

THE PRUDENT MAN RULE

All that can be required of a trustee to invest is that he shall conduct himself faithfully and exercise a sound discretion. He is to observe how men of prudence, discretion, and intelligence manage their own affairs, not in regard to speculation, but in regard to the permanent disposition of their funds, considering the probable income, as well as the probable safety of the capital to be invested.

A time-honored tradition in money management

Since 1937, our values have been rooted in a profound sense of responsibility for the money entrusted to us.

A prudent approach to investing

We use a research-driven team approach to seek consistent, dependable, superior investment results over time, although there is no guarantee a fund will meet its objectives.

Funds for every investment goal

We offer a broad range of mutual funds and other financial products so investors and their financial representatives can build diversified portfolios.

A commitment to doing what’s right for investors

We have below-average expenses and stringent investor protections, and provide a wealth of information about the Putnam funds.

Industry-leading service

We help investors, along with their financial representatives, make informed investment decisions with confidence.

Putnam
RetirementReady®
Funds

1| 31| 07
Semiannual Report

Message from the Trustees	2
About the fund	4
Report from the fund managers	7
Underlying investments	11
Performance	13
Expenses	21
Your fund’s management	25
Terms and definitions	28
Trustee approval of management contract	30
Other information for shareholders	37
Financial statements	38
Brokerage commissions	113

Message from the Trustees

Dear Fellow Shareholder

Although the global economy continues to move forward, it has become apparent over the past few months that certain sectors of the U.S. economy may have slowed somewhat. We consequently consider slower job growth and perhaps a rise in the unemployment rate as possible developments for 2007. On the other hand, since the Federal Reserve (the Fed) stopped raising interest rates, stock prices have moved higher, bond yields have remained relatively low, and the weaker dollar appears to be making U.S. exports more competitive. With the benefit of this financial cushion, we believe 2007 may hold the potential for a renewed economic expansion.

As you may have heard, on February 1, 2007, Marsh & McLennan Companies, Inc. announced that it had signed a definitive agreement to sell its ownership interest in Putnam Investments Trust, the parent company of Putnam Management and its affiliates, to Great-West Lifeco Inc. Great-West Lifeco Inc. is a financial services holding company with operations in Canada, the United States, and Europe and is a member of the Power Financial Corporation group of companies. This transaction is subject to regulatory approvals and other conditions, including the approval of new management contracts by shareholders of a substantial number of Putnam funds at shareholder meetings expected to be held in May 2007. Proxy solicitation materials related to these meetings, which provide detailed information regarding the proposed transaction, were recently mailed. The transaction is currently expected to be completed by the middle of 2007.

Putnam’s team of investment and business professionals will continue to be led by Putnam President and Chief Executive Officer Ed Haldeman. Your Trustees have been actively involved through every step of the discussions, and we will continue in our role of overseeing the Putnam funds on your behalf.

We would like to take this opportunity to announce that a new independent Trustee, Kenneth R. Leibler, has joined your fund’s Board of Trustees. Mr. Leibler has had a distinguished career as a leader in the investment management industry. He is the founding Chairman of the Boston Options Exchange and currently serves as a Trustee of Beth Israel Deaconess Hospital in Boston; a lead director of Ruder Finn Group, a global communications and advertising firm; and a director of Northeast Utilities.

In the following pages, members of your fund’s management team discuss the fund’s performance and strategies for the fiscal period ended January 31, 2007, and provide their outlook for the months ahead. As always, we thank you for your support of the Putnam funds.

Putnam RetirementReady Funds: offering one-step
diversification that adjusts automatically over time

Unpredictable markets and the demands of a busy life can make it a challenge to monitor your retirement investments. Using a mix of investments can help you reduce risk and increase your exposure to opportunities in different markets — but it adds to the challenge of keeping your portfolio on track. Putnam RetirementReady Funds provide a one-step approach to investment diversification that gradually shifts toward a more conservative strategy to keep your risk exposure appropriate to your investment time horizon.

Each RetirementReady Fund invests in a combination of Putnam mutual funds to provide you with exposure to a variety of asset classes and investment styles. The RetirementReady Funds also have different target dates, indicating when investors expect to retire or otherwise begin withdrawing assets. The funds focus more heavily on aggressive, higher-risk investments when their target dates are far off, and emphasize more conservative, lower-risk investments when their target dates are near. Each fund’s asset allocation generally changes annually to become more conservative over time. The RetirementReady Maturity Fund, which has a constant allocation focused primarily on bonds and money market instruments, is designed for investors who are already retired or who expect to use the invested assets in the near future.

While diversification can help protect your returns from excessive volatility, it can’t protect against market losses. However, by choosing a RetirementReady Fund based on the year you plan to start withdrawing assets — typically in retirement — you can get the advantages of diversification and pursue maximum returns while seeking to maintain a level of risk you are comfortable with — all in one convenient investment.

The underlying Putnam funds can invest in international investments, which involve risks such as currency fluctuations, economic instability, and political developments. The underlying Putnam funds can invest some or all of their assets in small and/or midsize companies and such investments increase the risk of fluctuations in the value of your investment. The underlying Putnam funds can also have a significant portion of their holdings in bonds. Mutual funds that invest in bonds are subject to certain risks, including interest-rate risk, credit risk, and inflation risk. As interest rates rise, the prices of bonds fall. Long-term bonds have more exposure to interest-rate risk than short-term bonds. Lower-rated bonds may offer higher yields in return for more risk. Unlike bonds, bond funds have ongoing fees and expenses. These risks apply to any underlying Putnam fund with a significant portion of its assets invested in bonds. Please see the prospectus for additional information about investment strategies and related risks of the underlying funds.

Money market funds are not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other governmental agency. Although Putnam Money Market Fund seeks to maintain a constant share price of $1.00, it is possible to lose money by investing in the fund.

Putnam RetirementReady Funds (with the exception of the Maturity Fund) seek to provide a combination of capital appreciation and current income. The further away the fund’s target date, the greater the emphasis on capital appreciation; the closer the target date, the more emphasis is placed on current income. The Maturity Fund seeks as high a rate of current income as Putnam Management believes is consistent with preservation of capital, and this objective remains constant over time.

Performance

Total return for class A shares for periods ended 1/31/07

	2050		2045		2040		2035		2030
	NAV	POP	NAV	POP	NAV	POP	NAV	POP	NAV	POP

Life of fund*	34.01%	26.97%	39.26%	31.96%	38.18%	30.92%	36.04%	28.90%	34.13%	27.09%
Annual average	18.15	14.57	15.82	13.08	15.42	12.69	14.62	11.91	13.91	11.21

1 year	13.99	8.00	14.03	8.05	13.54	7.58	12.92	7.00	12.38	6.48

6 months	15.12	9.08	15.13	9.10	14.51	8.50	13.89	7.91	13.24	7.29

	2025		2020		2015		2010		Maturity Fund
	NAV	POP	NAV	POP	NAV	POP	NAV	POP	NAV	POP

Life of fund*	32.12%	25.19%	27.68%	20.97%	22.32%	15.90%	15.58%	9.51%	12.59%	6.65%
Annual average	13.15	10.47	11.44	8.81	9.34	6.76	6.63	4.11	5.40	2.90

1 year	11.82	5.95	10.37	4.57	8.46	2.76	6.43	0.85	5.93	0.36

6 months	12.57	6.67	11.29	5.44	9.31	3.58	6.80	1.19	6.16	0.59

Data is historical. Past performance does not guarantee future results. More recent returns may be less or more than those shown. Investment return and principal value will fluctuate, and you may have a gain or a loss when you sell your shares. Performance assumes reinvestment of distributions and does not account for taxes. Returns at POP reflect a maximum sales charge of 5.25% . For the most recent month-end performance, visit www.putnam.com. For a portion of the period, the funds limited expenses, without which returns would have been lower. A 1% short-term trading fee may apply.

* With the exception of the 2050 Fund (inception: 5/2/05) the inception date of all share classes of the RetirementReady Funds is 11/1/04.

Report from the fund managers

The period in review

Global capital markets rallied during the six-month period ended January 31, 2007. Equities delivered broadly based, double-digit gains, surprising many market observers. Fixed-income markets also rallied, particularly the higher-risk segments of the fixed-income markets, such as high-yield bonds and emerging-market debt. Housing and commodities were the only two segments of the economy that suffered setbacks during the period, as oil prices fell and the overheated housing market in the United States began to struggle in the face of rising interest rates. The U.S. dollar declined in value relative to other major currencies. For dollar-based investors, this increased the value of holdings in non-dollar investments (i.e., international equity and international fixed income), adding currency gains on top of already solid market gains.

Market overview: Equities

The global stock market rally that prevailed over the past six months was fueled by strong corporate profits, the Fed’s August 2006 decision to pause in its program of interest-rate increases, and a benign macroeconomic environment that saw solid growth and generally mild inflation worldwide. During the period, U.S. equity markets grappled with various worries, but overcame them all to post healthy gains. The price of oil, although well off its highs for the year, was a salient issue, as threats to supplies from Iran, Nigeria, and Venezuela and the specter of production cuts by OPEC contributed to price swings. A weaker housing market in the United States also influenced market sentiment, while the Fed’s intentions and actions kept investors guessing. Despite these issues, the constant news of mergers and acquisitions and generally positive corporate earnings news helped investors maintain a bias toward optimism, sending the S&P 500 Index to its highest level in six years. Large-cap growth stocks outpaced large-cap value stocks during the period — a switch from the sustained preference for value stocks over the past several years. Large-cap growth stocks also modestly outperformed small-cap growth and even small-cap value stocks — also long-standing market leaders.

Outside the United States, European markets outpaced the Pacific region. European markets benefited from a high rate of merger-and-acquisition activity as the leveling of national barriers in the European Monetary Union (EMU) countries created an ample supply of takeover and merger targets. Ongoing productivity improvements in the region’s corporate sector also contributed to strong equity returns. In addition, the continuing health of the U.S. economy and the willingness of American consumers to keep spending supported many European companies.

Pacific markets were initially hit hard by a weakening of the U.S. dollar and the threat that this weakness posed to the profits of export-dependent industries. However, they later rebounded to post solid gains for the period. The performance of the Pacific region was aided by the ongoing development of the vibrant Chinese economy, which contributed to strong performance from Singapore and Hong Kong. Emerging markets significantly outperformed developed markets.

Market overview: Fixed income

Fixed-income markets rallied in the wake of the Fed’s pause in its program of raising short-term interest rates. On the final day of the period (January 31, 2007), the Fed held short-term interest rates at 5.25% for the fifth consecutive meeting. Low default rates and global

Market sector performance

These indexes provide an overview of performance in different market sectors for the six months ended 1/31/07.

Equities

S&P 500 Index (broad stock market)	13.75%

MSCI EAFE Index (international stocks)	14.33%

Russell 1000 Growth Index (large-company growth stocks)	15.12%

Russell 1000 Value Index (large-company value stocks)	13.43%

Bonds

Lehman Aggregate Bond Index (broad bond market)	3.65%

Lehman Credit Index (corporate bonds)	4.35%

JPMorgan Developed High Yield Index (high-yield corporate bonds)	8.39%

demand for higher yield contributed to particularly strong results from the higher-risk segments of the fixed-income markets: high-yield bonds and emerging-market debt. Investment-grade corporate bonds and mortgage-and asset-backed securities also performed well, spurred by investor appetite for the higher yields these securities offered in comparison with lower-risk instruments such as Treasuries. Among investment-grade sectors, corporate bonds appreciated as robust demand from foreign investors as well as from financial entities that structure collateralized debt obligations (CDOs), which are investment-grade securities backed by pools of bonds and other assets, easily absorbed relatively ample new supply, while investors’ appetite for risk buoyed lower-quality issues.

Non-U.S. government bond markets faced a stronger headwind than their U.S. counterparts as the gathering momentum of European economies precipitated three interest-rate increases by the European Central Bank during the period. Each increase was one quarter of a percentage point, bringing rates to 3.5% by period-end. The Bank of England also raised rates three times during the period, bringing its key short-term rate to 5.25% . The continued constrictive monetary policy of the European Central Bank contributed to the euro’s strength versus the dollar. The yen also gained versus the dollar as the Bank of Japan abandoned its extremely loose monetary policy amid signs of above-average economic growth in Japan. Despite this change, Japan’s key rate still stands at a low 0.25% . Non-dollar-based investors benefited from favorable currency gains versus the U.S. dollar, which made non-dollar holdings more valuable.

The outlook for your fund

The following commentary reflects anticipated developments that could affect your fund over the next six months, as well as your management team’s plans for responding to them.

Putnam Management’s outlook for the balance of the fiscal year is positive; the team believes that all the key drivers that have propelled the capital markets over the past four years should continue to do so. In the team’s opinion, those drivers include: prudent use of robust corporate profits, abundant liquidity, supportive global economic conditions, a shrinking supply of publicly traded stocks, and rising demand for equities from individual investors.

The current market environment appears benign at present. However, possible adverse developments may be cause for concern. One such development is that the prolonged rally in capital markets, together with ample liquidity, has caused investors to accept ever-shrinking rewards for taking on risk. For example, at the end of 2006, corporate bonds, which are considered relatively high risk, were yielding only slightly more than top-rated government bonds, while the earnings streams of small, emerging companies were valued almost as highly as those of blue chips. The recent flood of private money into more speculative investment strategies — often relying mostly on borrowed funds — is a key reason that the rewards for taking risk have been shrinking throughout the world’s financial markets. Yet another potential worry is a scenario in which all asset classes decline in unison — a possibility since their returns have become more closely correlated. Finally, today’s market environment has been shaped by abundant and cheap money; consequently, an event causing major contraction in liquidity would have the most pervasively negative effects on global capital markets today. The likeliest source of such an event would be a rise in the interest rates or currencies of low-interest-rate countries with capital surpluses, notably Japan and Switzerland, where aggressive investors now borrow cheaply in order to buy higher-risk, potentially higher-returning assets elsewhere.

At this point, we believe it is unlikely that a rapid reduction in the currently abundant supply of capital is on the horizon. Nevertheless, in Putnam Management’s opinion, investors should give careful consideration to strategies that may provide stability in this type of scenario, such as exposure to cash, to currencies other than the weakening U.S. dollar, and the use of active investment strategies that rely on manager skill rather than market appreciation.

The views expressed in this report are exclusively those of Putnam Management. They are not meant as investment advice.

The underlying Putnam funds can invest in international investments, which involve risks such as currency fluctuations, economic instability, and political developments. The underlying Putnam funds can invest some or all of their assets in small and/or midsize companies and such investments increase the risk of fluctuations in the value of your investment. The underlying Putnam funds can also have a significant portion of their holdings in bonds. Mutual funds that invest in bonds are subject to certain risks, including interest-rate risk, credit risk, and inflation risk. As interest rates rise, the prices of bonds fall. Long-term bonds have more exposure to interest-rate risk than short-term bonds. Lower-rated bonds may offer higher yields in return for more risk. Unlike bonds, bond funds have ongoing fees and expenses. These risks apply to any underlying Putnam fund with a significant portion of its assets invested in bonds. Please see the prospectus for additional information about investment strategies and related risks of the underlying funds.

Composition of the funds’
Underlying investments

Each Putnam RetirementReady Fund invests, to varying degrees, in a variety of Putnam mutual funds. This section describes the goals and strategies of the underlying Putnam funds.

Putnam Voyager Fund

The fund seeks capital appreciation by investing primarily in growth stocks of midsize and large U.S. companies. Growth stocks are issued by companies that Putnam believes are fast-growing and whose earnings Putnam believes are likely to increase over time. Growth in earnings may lead to an increase in the price of the stock. The fund invests mainly in midsize and large companies, although it can invest in companies of any size.

The Putnam Fund for Growth and Income

The fund seeks capital growth and current income by investing primarily in common stocks of large U.S. companies, with a focus on value stocks that offer the potential for capital growth, current income, or both. Value stocks are stocks that Putnam believes are currently undervalued by the market. The fund’s management team looks for companies undergoing positive change. If the team is correct and other investors recognize the value of the company, the price of the stock may rise.

Putnam Capital Opportunities Fund

The fund seeks long-term growth of capital by investing primarily in common stocks of small and midsize U.S. companies that Putnam believes have favorable investment potential. For example, the fund may purchase stocks of companies whose stock price is lower than the value Putnam places on the company. The fund may also consider other factors that Putnam believes will cause the stock price to rise.

Putnam International Equity Fund

The fund seeks capital appreciation by investing primarily in common stocks of companies outside the United States that Putnam believes have favorable investment potential. For example, the fund may purchase stocks of companies whose stock price is lower than the value Putnam places on the company. The fund may also consider other factors that Putnam believes will cause the stock price to rise. The fund invests mainly in midsize and large companies, although it can invest in companies of any size. Although the fund emphasizes investments in developed countries, it may also invest in companies located in emerging markets.

Putnam Income Fund

The fund seeks high current income consistent with what Putnam believes to be prudent risk. The fund invests mainly in bonds that are obligations of companies and governments worldwide denominated in U.S. dollars, are either investment-grade or below investment-grade (sometimes referred to as “junk bonds”), and have intermediate- to long-term maturities (three years or longer).

Putnam Money Market Fund

The fund seeks as high a rate of current income as Putnam Management believes is consistent with preservation of capital and maintenance of liquidity. The fund invests mainly in instruments that are high quality and have short-term maturity.

Money market funds are not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other governmental agency. Although the fund seeks to maintain a constant share price of $1.00, it is possible to lose money by investing in the fund.

Allocations by fund as of 1/31/07

Percentages based on market value. Portfolio composition will vary over time. Due to rounding, percentages may not equal 100%.

	The Putnam	Putnam Capital	Putnam	Putnam	Putnam	Putnam
	Fund for Growth	Opportunities	International	Voyager	Income	Money Market
RetirementReady Fund	and Income	Fund	Equity Fund	Fund	Fund	Fund

2050 Fund	25.0%	15.2%	29.7%	25.1%	3.9%	0.9%

2045 Fund	25.0%	15.2%	29.8%	25.1%	3.9%	1.0%

2040 Fund	24.0%	14.2%	27.8%	24.2%	6.9%	2.9%

2035 Fund	23.0%	13.2%	25.8%	23.2%	10.8%	3.9%

2030 Fund	22.0%	12.2%	23.9%	22.2%	13.8%	5.9%

2025 Fund	21.1%	11.2%	21.9%	21.2%	16.7%	7.9%

2020 Fund	20.1%	10.2%	15.0%	20.2%	24.6%	9.9%

2015 Fund	16.1%	9.2%	8.0%	16.2%	32.6%	17.9%

2010 Fund	11.1%	5.1%	2.0%	11.2%	42.6%	27.9%

Maturity Fund	10.1%	5.1%	0.0%	10.2%	44.6%	30.0%

Your fund’s performance

This section shows your fund’s performance for periods ended January 31, 2007, the end of the first half of its current fiscal year. In accordance with regulatory requirements for mutual funds, we also include performance as of the most recent calendar quarter-end. Performance should always be considered in light of a fund’s investment strategy. Data represents past performance. Past performance does not guarantee future results. More recent returns may be less or more than those shown. Investment return and principal value will fluctuate, and you may have a gain or a loss when you sell your shares. For the most recent month-end performance, please visit www.putnam.com or call Putnam at 1-800-225-1581. Class Y shares are generally only available to corporate and institutional clients. See the Terms and Definitions section in this report for definitions of the share classes offered by your fund.

Fund performance

Total return for periods ended 1/31/07

	Class A		Class B		Class C		Class M		Class R	Class Y
(inception dates)	(11/1/04)		(11/1/04)		(11/1/04)		(11/1/04)		(11/1/04)	(11/1/04)
	NAV	POP	NAV	CDSC	NAV	CDSC	NAV	POP	NAV	NAV

2050 Fund*

Life of fund	34.01%	26.97%	32.26%	28.26%	32.28%	32.28%	32.78%	28.48%	33.37%	34.58%
Annual average	18.15	14.57	17.27	15.23	17.28	17.28	17.53	15.35	17.83	18.43

1 year	13.99	8.00	13.14	8.14	13.16	12.16	13.40	9.72	13.67	14.27

6 months	15.12	9.08	14.72	9.72	14.70	13.70	14.82	11.10	15.00	15.28

2045 Fund†

Life of fund	39.26	31.96	36.92	33.92	36.92	36.92	37.71	33.24	38.55	40.06
Annual average	15.82	13.08	14.95	13.83	14.95	14.95	15.24	13.57	15.55	16.11

1 year	14.03	8.05	13.18	8.18	13.18	12.17	13.46	9.77	13.77	14.34

6 months	15.13	9.10	14.70	9.70	14.69	13.69	14.85	11.13	15.00	15.29

2040 Fund†

Life of fund	38.18	30.92	35.87	32.87	35.91	35.91	36.64	32.19	37.47	38.96
Annual average	15.42	12.69	14.56	13.43	14.57	14.57	14.85	13.17	15.15	15.71

1 year	13.54	7.58	12.69	7.69	12.71	11.71	12.97	9.31	13.28	13.81

6 months	14.51	8.50	14.09	9.09	14.09	13.08	14.22	10.52	14.38	14.66

2035 Fund

Life of fund	36.04	28.90	33.76	30.76	33.84	33.84	34.52	30.15	35.13	36.80
Annual average	14.62	11.91	13.77	12.63	13.80	13.80	14.05	12.39	14.28	14.90

1 year	12.92	7.00	12.07	7.07	12.13	11.13	12.37	8.73	12.63	13.20

6 months	13.89	7.91	13.45	8.45	13.46	12.45	13.59	9.90	13.74	14.02

2030 Fund

Life of fund	34.13	27.09	31.89	28.89	31.89	31.89	32.64	28.32	33.36	34.88
Annual average	13.91	11.21	13.06	11.91	13.06	13.06	13.34	11.69	13.61	14.19

1 year	12.38	6.48	11.56	6.56	11.56	10.56	11.84	8.20	12.11	12.67

6 months	13.24	7.29	12.82	7.82	12.81	11.81	12.96	9.29	13.08	13.38

Fund performance (Continued)

Total return for periods ended 1/31/07

	Class A		Class B		Class C		Class M		Class R	Class Y
(inception dates)	(11/1/04)		(11/1/04)		(11/1/04)		(11/1/04)		(11/1/04)	(11/1/04)
	NAV	POP	NAV	CDSC	NAV	CDSC	NAV	POP	NAV	NAV

2025 Fund

Life of fund	32.12%	25.19%	29.91%	26.91%	29.90%	29.90%	30.65%	26.40%	31.37%	32.86%
Annual average	13.15	10.47	12.30	11.14	12.30	12.30	12.59	10.95	12.86	13.43

1 year	11.82	5.95	10.99	5.99	11.00	9.99	11.27	7.66	11.53	12.10

6 months	12.57	6.67	12.14	7.14	12.14	11.14	12.27	8.63	12.43	12.70

2020 Fund

Life of fund	27.68	20.97	25.51	22.51	25.52	25.52	26.24	22.13	27.05	28.37
Annual average	11.44	8.81	10.60	9.42	10.60	10.60	10.88	9.27	11.20	11.71

1 year	10.37	4.57	9.54	4.54	9.56	8.56	9.81	6.24	10.10	10.63

6 months	11.29	5.44	10.85	5.85	10.87	9.87	11.01	7.41	11.15	11.41

2015 Fund

Life of fund	22.32	15.90	20.30	17.30	20.30	20.30	20.99	17.06	21.76	23.02
Annual average	9.34	6.76	8.54	7.33	8.54	8.54	8.82	7.23	9.12	9.62

1 year	8.46	2.76	7.66	2.66	7.66	6.66	7.93	4.42	8.22	8.73

6 months	9.31	3.58	8.90	3.90	8.89	7.89	9.04	5.51	9.17	9.45

2010 Fund

Life of fund	15.58	9.51	13.66	10.66	13.67	13.67	14.32	10.61	15.01	16.25
Annual average	6.63	4.11	5.84	4.59	5.85	5.85	6.11	4.57	6.40	6.90

1 year	6.43	0.85	5.62	0.68	5.63	4.64	5.89	2.45	6.16	6.70

6 months	6.80	1.19	6.38	1.40	6.39	5.39	6.51	3.06	6.66	6.93

Maturity Fund

Life of fund	12.59	6.65	10.68	7.68	10.76	10.76	11.34	7.72	11.96	13.22
Annual average	5.40	2.90	4.60	3.34	4.64	4.64	4.88	3.35	5.14	5.66

1 year	5.93	0.36	5.13	0.13	5.17	4.17	5.43	2.02	5.67	6.22

6 months	6.16	0.59	5.76	0.76	5.77	4.77	5.90	2.46	6.02	6.30

Performance assumes reinvestment of distributions and does not account for taxes. Returns at public offering price (POP) for class A and M shares reflect a maximum sales charge of 5.25% and 3.25%, respectively. Class B share returns reflect the applicable contingent deferred sales charge (CDSC), which is 5% in the first year, declining to 1% in the sixth year, and is eliminated thereafter. Class C shares reflect a 1% CDSC for the first year and is eliminated thereafter. Class R and Y shares have no initial sales charge or CDSC.

For a portion of the period, the funds limited expenses, without which returns would have been lower.

A 1% short-term trading fee may be applied to shares exchanged or sold within 7 days of purchase.

* The inception date of Putnam RetirementReady 2050 Fund is 5/2/05, for all share classes.

† Because no class R shares of the fund were outstanding on 12/20/05 and 12/21/05, class R performance for the period from 12/19/05 to 12/21/05 is based on class A performance, adjusted for the applicable sales charge and the higher operating expenses for class R shares.

Comparative index returns

For periods ended 1/31/07

	S&P 500	Lehman Aggregate
	Index	Bond Index

Life of fund*	32.68%	6.95%
Annual average	13.36	3.02

1 year	14.51	4.28

6 months	13.75	3.65

Index results should be compared to fund performance at net asset value.

* Life-of-fund period begins at 11/1/04, the inception date of all the Putnam RetirementReady Funds with the exception of the 2050 Fund (inception: 5/2/05).

Fund price and distribution information

For the six-month period ended 1/31/07

2050 Fund
Distributions*	Class A		Class B	Class C	Class M		Class R	Class Y

Number	1		1	1	1		1	1

Income	$0.985		$0.703	$0.430	$0.662		$0.934	$1.060

Capital gains

Long-term	0.180		0.180	0.180	0.180		0.180	0.180

Short-term	0.837		0.837	0.837	0.837		0.837	0.837

Total	$2.002		$1.720	$1.447	$1.679		$1.951	$2.077

Share value:	NAV	POP	NAV	NAV	NAV	POP	NAV	NAV

7/31/06	$56.44	$59.57	$56.18	$56.21	$56.28	$58.17	$56.37	$56.57

1/31/07	62.93	66.42	62.69	63.00	62.91	65.02	62.83	63.09

2045 Fund
Distributions*	Class A		Class B	Class C	Class M		Class R	Class Y

Number	1		1	1	1		1	1

Income	$1.317		$0.957	$0.784	$0.771		$1.383	$1.461

Capital gains

Long-term	2.927		2.927	2.927	2.927		2.927	2.927

Short-term	0.471		0.471	0.471	0.471		0.471	0.471

Total	$4.715		$4.355	$4.182	$4.169		$4.781	$4.859

Share value:	NAV	POP	NAV	NAV	NAV	POP	NAV	NAV

7/31/06	$72.28	$76.28	$69.98	$70.27	$70.38	$72.74	$73.67	$78.94

1/31/07	78.40	82.74	75.82	76.32	76.57	79.14	79.83	86.04

Fund price and distribution information (Continued)

For the six-month period ended 1/31/07

2040 Fund
Distributions*	Class A		Class B	Class C	Class M		Class R	Class Y

Number	1		1	1	1		1	1

Income	$1.387		$1.104	$1.059	$1.158		$1.339	$1.536

Capital gains

Long-term	3.201		3.201	3.201	3.201		3.201	3.201

Short-term	0.363		0.363	0.363	0.363		0.363	0.363

Total	$4.951		$4.668	$4.623	$4.722		$4.903	$5.100

Share value:	NAV	POP	NAV	NAV	NAV	POP	NAV	NAV

7/31/06	$72.11	$76.11	$69.82	$70.00	$70.03	$72.38	$73.56	$78.47

1/31/07	77.52	81.82	74.89	75.14	75.17	77.70	79.13	84.76

2035 Fund
Distributions*	Class A		Class B	Class C	Class M		Class R	Class Y

Number	1		1	1	1		1	1

Income	$1.455		$1.091	$1.418	$1.161		$1.510	$1.608

Capital gains

Long-term	3.896		3.896	3.896	3.896		3.896	3.896

Short-term	0.003		0.003	0.003	0.003		0.003	0.003

Total	$5.354		$4.990	$5.317	$5.060		$5.409	$5.507

Share value:	NAV	POP	NAV	NAV	NAV	POP	NAV	NAV

7/31/06	$70.33	$74.23	$67.68	$68.13	$68.10	$70.39	$69.31	$76.67

1/31/07	74.64	78.78	71.70	71.88	72.20	74.63	73.32	81.80

2030 Fund
Distributions*	Class A		Class B	Class C	Class M		Class R	Class Y

Number	1		1	1	1		1	1

Income	$1.523		$1.118	$0.631	$1.382		$1.426	$1.674

Capital gains

Long-term	3.761		3.761	3.761	3.761		3.761	3.761

Short-term	0.002		0.002	0.002	0.002		0.002	0.002

Total	$5.286		$4.881	$4.394	$5.145		$5.189	$5.437

Share value:	NAV	POP	NAV	NAV	NAV	POP	NAV	NAV

7/31/06	$69.46	$73.31	$67.56	$67.43	$67.73	$70.01	$67.75	$75.11

1/31/07	73.27	77.33	71.25	71.60	71.27	73.66	71.33	79.62

Fund price and distribution information (Continued)

For the six-month period ended 1/31/07

2025 Fund
Distributions*	Class A		Class B	Class C	Class M		Class R	Class Y

Number	1		1	1	1		1	1

Income	$1.641		$1.281	$1.211	$1.297		$1.657	$1.810

Capital gains

Long-term	4.301		4.301	4.301	4.301		4.301	4.301

Short-term	—		—	—	—		—	—

Total	$5.942		$5.582	$5.512	$5.598		$5.958	$6.111

Share value:	NAV	POP	NAV	NAV	NAV	POP	NAV	NAV

7/31/06	$72.98	$77.02	$70.26	$70.43	$70.55	$72.92	$70.70	$73.28

1/31/07	76.11	80.33	73.12	73.38	73.52	75.99	73.43	76.37

2020 Fund
Distributions*	Class A		Class B	Class C	Class M		Class R	Class Y

Number	1		1	1	1		1	1

Income	$1.682		$1.339	$1.136	$1.405		$1.577	$1.833

Capital gains

Long-term	3.374		3.374	3.374	3.374		3.374	3.374

Short-term	0.001		0.001	0.001	0.001		0.001	0.001

Total	$5.057		$4.714	$4.511	$4.780		$4.952	$5.208

Share value:	NAV	POP	NAV	NAV	NAV	POP	NAV	NAV

7/31/06	$66.20	$69.87	$64.77	$64.89	$64.99	$67.17	$65.08	$70.95

1/31/07	68.54	72.34	67.02	67.37	67.30	69.56	67.31	73.76

2015 Fund
Distributions*	Class A		Class B	Class C	Class M		Class R	Class Y

Number	1		1	1	1		1	1

Income	$1.726		$1.427	$1.270	$1.372		$1.576	$1.857

Capital gains

Long-term	2.813		2.813	2.813	2.813		2.813	2.813

Short-term	0.011		0.011	0.011	0.011		0.011	0.011

Total	$4.550		$4.251	$4.094	$4.196		$4.400	$4.681

Share value:	NAV	POP	NAV	NAV	NAV	POP	NAV	NAV

7/31/06	$65.72	$69.36	$64.39	$64.37	$64.67	$66.84	$64.74	$65.95

1/31/07	67.24	70.97	65.83	65.96	66.28	68.51	66.23	67.45

Fund price and distribution information (Continued)

For the six-month period ended 1/31/07

2010 Fund
Distributions*	Class A		Class B	Class C	Class M		Class R	Class Y

Number	1		1	1	1		1	1

Income	$2.083		$1.793	$1.671	$1.814		$1.921	$2.227

Capital gains

Long-term	2.056		2.056	2.056	2.056		2.056	2.056

Short-term	0.022		0.022	0.022	0.022		0.022	0.022

Total	$4.161		$3.871	$3.749	$3.892		$3.999	$4.305

Share value:	NAV	POP	NAV	NAV	NAV	POP	NAV	NAV

7/31/06	$58.69	$61.94	$57.57	$57.30	$57.46	$59.39	$57.56	$61.41

1/31/07	58.49	61.73	57.35	57.19	57.29	59.21	57.37	61.33

Maturity Fund
Distributions*	Class A		Class B	Class C	Class M		Class R	Class Y

Number	6		6	6	6		6	6

Income	$1.161		$0.946	$0.963	$1.019		$1.091	$1.234

Capital gains

Long-term	0.798		0.798	0.798	0.798		0.798	0.798

Short-term	0.023		0.023	0.023	0.023		0.023	0.023

Total	$1.982		$1.767	$1.784	$1.840		$1.912	$2.055

Share value:	NAV	POP	NAV	NAV	NAV	POP	NAV	NAV

7/31/06	$55.97	$59.07	$56.01	$56.04	$55.99	$57.87	$55.99	$56.11

1/31/07	57.41	60.59	57.45	57.47	57.43	59.36	57.43	57.56

* Dividend sources are estimated and may vary based on final tax calculations after the fund’s fiscal year-end.

Fund performance for most recent calendar quarter

Total return for periods ended 12/31/06

	Class A		Class B		Class C		Class M		Class R	Class Y
(inception dates)	(11/1/04)		(11/1/04)		(11/1/04)		(11/1/04)		(11/1/04)	(11/1/04)
	NAV	POP	NAV	CDSC	NAV	CDSC	NAV	POP	NAV	NAV

2050 Fund*

Life of fund	31.37%	24.47%	29.73%	25.73%	29.74%	29.74%	30.21%	25.98%	30.76%	31.90%
Annual average	17.73	13.99	16.84	14.68	16.85	16.85	17.10	14.81	17.40	18.01

1 year	15.77	9.69	14.91	9.91	14.92	13.92	15.16	11.41	15.45	16.06

6 months	11.83	5.95	11.41	6.41	11.40	10.39	11.53	7.90	11.68	11.97

2045 Fund†

Life of fund	36.51	29.35	34.31	31.31	34.30	34.30	35.05	30.66	35.84	37.26
Annual average	15.41	12.58	14.55	13.36	14.54	14.54	14.84	13.10	15.15	15.70

1 year	16.01	9.90	15.14	10.14	15.14	14.13	15.43	11.67	15.76	16.30

6 months	11.82	5.95	11.41	6.41	11.40	10.40	11.55	7.92	11.68	11.98

2040 Fund†

Life of fund	35.56	28.44	33.39	30.39	33.43	33.43	34.11	29.75	34.90	36.30
Annual average	15.04	12.21	14.18	12.99	14.20	14.20	14.47	12.74	14.78	15.32

1 year	15.40	9.34	14.54	9.54	14.57	13.57	14.83	11.09	15.16	15.70

6 months	11.40	5.55	10.99	5.99	11.00	10.00	11.14	7.53	11.27	11.56

2035 Fund

Life of fund	33.62	26.60	31.47	28.47	31.53	31.53	32.17	27.88	32.75	34.34
Annual average	14.27	11.47	13.42	12.23	13.45	13.45	13.70	11.99	13.93	14.56

1 year	14.62	8.61	13.76	8.76	13.80	12.80	14.04	10.33	14.33	14.90

6 months	11.02	5.19	10.60	5.60	10.60	9.60	10.74	7.13	10.88	11.17

2030 Fund

Life of fund	31.88	24.95	29.74	26.74	29.73	29.73	30.44	26.20	31.13	32.57
Annual average	13.59	10.80	12.74	11.53	12.73	12.73	13.01	11.31	13.29	13.86

1 year	14.00	8.00	13.14	8.14	13.12	12.12	13.42	9.73	13.70	14.28

6 months	10.62	4.82	10.21	5.21	10.19	9.19	10.34	6.75	10.48	10.77

2025 Fund

Life of fund	30.00	23.18	27.92	24.92	27.90	27.90	28.62	24.44	29.32	30.72
Annual average	12.84	10.07	12.00	10.79	12.00	12.00	12.29	10.59	12.57	13.13

1 year	13.26	7.33	12.45	7.45	12.41	11.41	12.71	9.05	12.98	13.57

6 months	10.16	4.37	9.76	4.76	9.74	8.74	9.88	6.31	10.03	10.30

2020 Fund

Life of fund	25.83	19.23	23.79	20.78	23.79	23.79	24.48	20.42	25.24	26.51
Annual average	11.16	8.43	10.32	9.08	10.32	10.32	10.61	8.93	10.92	11.43

1 year	11.40	5.55	10.56	5.56	10.55	9.55	10.84	7.24	11.10	11.67

6 months	9.19	3.46	8.77	3.77	8.79	7.79	8.93	5.39	9.04	9.33

Fund performance for most recent calendar quarter (Continued)

Total return for periods ended 12/31/06

	Class A		Class B		Class C		Class M		Class R	Class Y
(inception dates)	(11/1/04)		(11/1/04)		(11/1/04)		(11/1/04)		(11/1/04)	(11/1/04)
	NAV	POP	NAV	CDSC	NAV	CDSC	NAV	POP	NAV	NAV

2015 Fund

Life of fund	20.88%	14.53%	18.96%	15.96%	18.97%	18.97%	19.62%	15.73%	20.36%	21.56%
Annual average	9.12	6.45	8.32	7.06	8.33	8.33	8.60	6.96	8.91	9.41

1 year	9.20	3.48	8.41	3.41	8.40	7.40	8.67	5.13	8.98	9.49

6 months	7.70	2.05	7.30	2.30	7.29	6.29	7.43	3.94	7.55	7.84

2010 Fund

Life of fund	14.69	8.66	12.86	9.86	12.86	12.86	13.48	9.80	14.15	15.32
Annual average	6.51	3.90	5.73	4.42	5.73	5.73	5.99	4.40	6.28	6.78

1 year	6.75	1.15	5.97	1.01	5.96	4.96	6.22	2.77	6.49	7.03

6 months	6.05	0.48	5.65	0.71	5.65	4.65	5.77	2.34	5.91	6.20

Maturity Fund

Life of fund	11.78	5.88	9.96	6.96	10.02	10.02	10.59	6.99	11.19	12.38
Annual average	5.26	2.67	4.47	3.15	4.49	4.49	4.74	3.16	5.00	5.52

1 year	6.00	0.42	5.19	0.19	5.23	4.23	5.49	2.05	5.72	6.26

6 months	5.62	0.08	5.23	0.23	5.22	4.22	5.37	1.95	5.48	5.75

* The inception date of Putnam RetirementReady 2050 Fund is 5/2/05, for all share classes.

† Because no class R shares of the fund were outstanding on 12/20/05 and 12/21/05, class R performance for the period from 12/19/05 to 12/21/05 is based on class A performance, adjusted for the applicable sales charge and the higher operating expenses for class R shares.

Your fund’s expenses

As a mutual fund investor, you pay ongoing expenses, such as management fees, distribution fees (12b-1 fees), and other expenses. In the most recent six-month period, your fund limited these expenses; had it not done so, expenses would have been higher. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You may also pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. Expense information also does not include the fees and expenses of the underlying Putnam mutual funds in which the RetirementReady Funds invest. For more information, see your fund’s prospectus or talk to your financial advisor.

Review your fund’s expenses

The first table in this section shows the expenses you would have paid on a $1,000 investment in each of the RetirementReady Funds from August 1, 2006, to January 31, 2007. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses. You may use the information in this table to estimate the expenses that you paid over the period. Simply divide your account value by $1,000, and then multiply the result by the number in the first line (“Expenses paid per $1,000”) for the class of shares you own.

	Class A	Class B	Class C	Class M	Class R	Class Y

2050 Fund

Expenses paid per $1,000*	$ 1.74	$ 5.79	$ 5.79	$ 4.44	$ 3.09	$ 0.38

Ending value (after expenses)	$1,151.20	$1,147.20	$1,147.00	$1,148.20	$1,150.00	$1,152.80

2045 Fund

Expenses paid per $1,000*	$ 1.74	$ 5.79	$ 5.79	$ 4.44	$ 3.09	$ 0.38

Ending value (after expenses)	$1,151.30	$1,147.00	$1,146.90	$1,148.50	$1,150.00	$1,152.90

2040 Fund

Expenses paid per $1,000*	$ 1.73	$ 5.77	$ 5.77	$ 4.43	$ 3.08	$ 0.38

Ending value (after expenses)	$1,145.10	$1,140.90	$1,140.90	$1,142.20	$1,143.80	$1,146.60

2035 Fund

Expenses paid per $1,000*	$ 1.73	$ 5.76	$ 5.76	$ 4.41	$ 3.07	$ 0.38

Ending value (after expenses)	$1,138.90	$1,134.50	$1,134.60	$1,135.90	$1,137.40	$1,140.20

2030 Fund

Expenses paid per $1,000*	$ 1.67	$ 5.69	$ 5.69	$ 4.35	$ 3.01	$ 0.32

Ending value (after expenses)	$1,132.40	$1,128.20	$1,128.10	$1,129.60	$1,130.80	$1,133.80

2025 Fund

Expenses paid per $1,000*	$ 1.66	$ 5.67	$ 5.67	$ 4.33	$ 3.00	$ 0.32

Ending value (after expenses)	$1,125.70	$1,121.40	$1,121.40	$1,122.70	$1,124.30	$1,127.00

2020 Fund

Expenses paid per $1,000*	$ 1.65	$ 5.63	$ 5.63	$ 4.31	$ 2.98	$ 0.32

Ending value (after expenses)	$1,112.90	$1,108.50	$1,108.70	$1,110.10	$1,111.50	$1,114.10

Review your fund’s expenses (Continued)

	Class A	Class B	Class C	Class M	Class R	Class Y

2015 Fund

Expenses paid per $1,000*	$ 1.64	$ 5.58	$ 5.58	$ 4.27	$ 2.95	$ 0.32

Ending value (after expenses)	$1,093.10	$1,089.00	$1,088.90	$1,090.40	$1,091.70	$1,094.50

2010 Fund

Expenses paid per $1,000*	$ 1.56	$ 5.46	$ 5.46	$ 4.16	$ 2.86	$ 0.26

Ending value (after expenses)	$1,068.00	$1,063.80	$1,063.90	$1,065.10	$1,066.60	$1,069.30

Maturity Fund

Expenses paid per $1,000*	$ 1.71	$ 5.60	$ 5.60	$ 4.31	$ 3.01	$ 0.42

Ending value (after expenses)	$1,061.60	$1,057.60	$1,057.70	$1,059.00	$1,060.20	$1,063.00

* Expenses for each share class are calculated using the fund's annualized expense ratio for each class, which represents the ongoing expenses as a percentage of net assets for the six months ended 1/31/07. The expense ratio may differ for each share class (see the next table in this section). Expenses are calculated by multiplying the expense ratio by the average account value for the period; then multiplying the result by the number of days in the period; and then dividing that result by the number of days in the year.

Compare expenses using the SEC’s method and industry averages

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total costs) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

You can also compare your fund’s expenses with the average of its peer group, as defined by Lipper, an independent fund-rating agency that ranks funds relative to others that Lipper considers to have similar investment styles or objectives. We include this information in the table to provide an additional method for comparing your fund’s expenses with the expenses of other funds.

	Class A	Class B	Class C	Class M	Class R	Class Y

2050 Fund

Expenses paid per $1,000*	$ 1.63	$ 5.45	$ 5.45	$ 4.18	$ 2.91	$ 0.36

Ending value (after expenses)	$1,023.59	$1,019.81	$1,019.81	$1,021.07	$1,022.33	$1,024.85

Annualized expense ratio	0.32%	1.07%	1.07%	0.82%	0.57%	0.07%

Lipper peer group
Avg. expense ratio**	0.48%	1.23%	1.23%	0.98%	0.73%	0.23%

2045 Fund

Expenses paid per $1,000*	$ 1.63	$ 5.45	$ 5.45	$ 4.18	$ 2.91	$ 0.36

Ending value (after expenses)	$1,023.59	$1,019.81	$1,019.81	$1,021.07	$1,022.33	$1,024.85

Annualized expense ratio	0.32%	1.07%	1.07%	0.82%	0.57%	0.07%

Lipper peer group
Avg. expense ratio**	0.48%	1.23%	1.23%	0.98%	0.73%	0.23%

Compare expenses using the SEC’s method and industry averages

(Continued)

	Class A	Class B	Class C	Class M	Class R	Class Y

2040 Fund
Expenses paid per $1,000*	$ 1.63	$ 5.45	$ 5.45	$ 4.18	$ 2.91	$ 0.36

Ending value (after expenses)	$1,023.59	$1,019.81	$1,019.81	$1,021.07	$1,022.33	$1,024.85

Annualized expense ratio	0.32%	1.07%	1.07%	0.82%	0.57%	0.07%

Lipper peer group
Avg. expense ratio**	0.48%	1.23%	1.23%	0.98%	0.73%	0.23%

2035 Fund
Expenses paid per $1,000*	$ 1.63	$ 5.45	$ 5.45	$ 4.18	$ 2.91	$ 0.36

Ending value (after expenses)	$1,023.59	$1,019.81	$1,019.81	$1,021.07	$1,022.33	$1,024.85

Annualized expense ratio	0.32%	1.07%	1.07%	0.82%	0.57%	0.07%

Lipper peer group
Avg. expense ratio**	0.48%	1.23%	1.23%	0.98%	0.73%	0.23%

2030 Fund
Expenses paid per $1,000*	$ 1.58	$ 5.40	$ 5.40	$ 4.13	$ 2.85	$ 0.31

Ending value (after expenses)	$1,023.64	$1,019.86	$1,019.86	$1,021.12	$1,022.38	$1,024.90

Annualized expense ratio	0.31%	1.06%	1.06%	0.81%	0.56%	0.06%

Lipper peer group
Avg. expense ratio**	0.46%	1.21%	1.21%	0.96%	0.71%	0.21%

2025 Fund
Expenses paid per $1,000*	$ 1.58	$ 5.40	$ 5.40	$ 4.13	$ 2.85	$ 0.31

Ending value (after expenses)	$1,023.64	$1,019.86	$1,019.86	$1,021.12	$1,022.38	$1,024.90

Annualized expense ratio	0.31%	1.06%	1.06%	0.81%	0.56%	0.06%

Lipper peer group
Avg. expense ratio**	0.46%	1.21%	1.21%	0.96%	0.71%	0.21%

2020 Fund
Expenses paid per $1,000*	$ 1.58	$ 5.40	$ 5.40	$ 4.13	$ 2.85	$ 0.31

Ending value (after expenses)	$1,023.64	$1,019.86	$1,019.86	$1,021.12	$1,022.38	$1,024.90

Annualized expense ratio	0.31%	1.06%	1.06%	0.81%	0.56%	0.06%

Lipper peer group
Avg. expense ratio**	0.45%	1.20%	1.20%	0.95%	0.70%	0.20%

2015 Fund
Expenses paid per $1,000*	$ 1.58	$ 5.40	$ 5.40	$ 4.13	$ 2.85	$ 0.31

Ending value (after expenses)	$1,023.64	$1,019.86	$1,019.86	$1,021.12	$1,022.38	$1,024.90

Annualized expense ratio	0.31%	1.06%	1.06%	0.81%	0.56%	0.06%

Lipper peer group
Avg. expense ratio**	0.45%	1.20%	1.20%	0.95%	0.70%	0.20%

Compare expenses using the SEC’s method and industry averages

(Continued)

	Class A	Class B	Class C	Class M	Class R	Class Y

2010 Fund

Expenses paid per $1,000*	$ 1.53	$ 5.35	$ 5.35	$ 4.08	$ 2.80	$ 0.26

Ending value (after expenses)	$1,023.69	$1,019.91	$1,019.91	$1,021.17	$1,022.43	$1,024.95

Annualized expense ratio	0.30%	1.05%	1.05%	0.80%	0.55%	0.05%

Lipper peer group
Avg. expense ratio**	0.51%	1.26%	1.26%	1.01%	0.76%	0.26%

Maturity Fund

Expenses paid per $1,000*	$ 1.68	$ 5.50	$ 5.50	$ 4.23	$ 2.96	$ 0.41

Ending value (after expenses)	$1,023.54	$1,019.76	$1,019.76	$1,021.02	$1,022.28	$1,024.80

Annualized expense ratio	0.33%	1.08%	1.08%	0.83%	0.58%	0.08%

Lipper peer group
Avg. expense ratio**	0.55%	1.30%	1.30%	1.05%	0.80%	0.30%

* Expenses for each share class are calculated using the fund's annualized expense ratio for each class, which represents the ongoing expenses as a percentage of net assets for the six months ended 1/31/07. The expense ratio may differ for each share class. Expenses are calculated by multiplying the expense ratio by the average account value for the period; then multiplying the result by the number of days in the period; and the dividing that result by the number of days in the year.

**The Lipper category for each fund is specified in the table below. The peer group may include funds that are significantly larger than the fund, which may limit the comparability of the fund's expenses to the simple average, which is typically higher than the asset-weighted average.

Putnam RetirementReady Fund	Lipper category

RetirementReady 2050 Fund	Mixed-Asset Target 2030+

RetirementReady 2045 Fund	Mixed-Asset Target 2030+

RetirementReady 2040 Fund	Mixed-Asset Target 2030+

RetirementReady 2035 Fund	Mixed-Asset Target 2030+

RetirementReady 2030 Fund	Mixed-Asset Target 2030

RetirementReady 2025 Fund	Mixed-Asset Target 2030

RetirementReady 2020 Fund	Mixed-Asset Target 2020

RetirementReady 2015 Fund	Mixed-Asset Target 2020

RetirementReady 2010 Fund	Mixed-Asset Target 2010

RetirementReady Maturity Fund	Mixed-Asset Target Allocation Conservative

Your fund’s management

Your fund is managed by the members of the Global Asset Allocation Team. Jeffrey Knight is the Portfolio Leader, and Robert Kea and Robert Schoen are Portfolio Members. The Portfolio Leader and Portfolio Members coordinate the team’s management of the fund.

For a complete listing of the members of the Global Asset Allocation Team, including those who are not Portfolio Leaders or Portfolio Members of your fund, visit Putnam’s Individual Investor Web site at www.putnam.com.

Investment team fund ownership

The funds’ Portfolio Leader and Portfolio Members each invest in one or more of the six mutual funds that underlie the Putnam RetirementReady Funds. The table below shows how much the funds’ current Portfolio Leader and Portfolio Members have invested in all Putnam mutual funds (in dollar ranges). Information shown is as of January 31, 2007, and January 31, 2006.

			$1 –	$10,001 –	$50,001 –	$100,001 –	$500,001 –	$1,000,001
	Year	$0	$10,000	$50,000	$100,000	$500,000	$1,000,000	and over

Jeffrey Knight	2007							•

Portfolio Leader	2006							•

Robert Kea	2007					•

Portfolio Member	2006					•

Robert Schoen	2007					•

Portfolio Member	2006					•

Trustee and Putnam employee fund ownership

As of January 31, 2007, 10 of the 12 Trustees of the Putnam funds owned shares of at least one of the RetirementReady Funds, and 11 of the Trustees owned shares of all six Putnam mutual funds that underlie the RetirementReady Funds (one Trustee owned shares of five of the six underlying funds). The table below shows the approximate value of investments in the RetirementReady Funds and all Putnam funds as of that date by the Trustees and Putnam employees. These amounts include investments by the Trustees’ and employees’ immediate family members and investments through retirement and deferred compensation plans.

		Total assets in
	Assets in the funds	all Putnam funds

Trustees	$ 198,000	$101,000,000

Putnam employees	$5,367,000	$454,000,000

Fund manager compensation

The total 2006 fund manager compensation that is attributable to the RetirementReady Funds is approximately $250,000. This amount includes a portion of 2006 compensation paid by Putnam Management to the fund managers listed in this section for their portfolio management responsibilities, calculated based on the fund assets they manage taken as a percentage of the total assets they manage. The compensation amount also includes a portion of the 2006 compensation paid to the Chief Investment Officer of the team for his oversight responsibilities, calculated based on the fund assets he oversees taken as a percentage of the total assets he oversees. This amount does not include compensation of other personnel involved in research, trading, administration, systems, compliance, or fund operations; nor does it include non-compensation costs. These percentages are determined as of the funds’ fiscal period-end. For personnel who joined Putnam Management during or after 2006, the calculation reflects annualized 2006 compensation or an estimate of 2007 compensation, as applicable.

Other Putnam funds managed by the Portfolio Leader and Portfolio Members

Jeffrey Knight is also a Portfolio Leader of the Putnam Asset Allocation Funds: Growth, Balanced, and Conservative Portfolios, a Portfolio Leader of Putnam Income Strategies Fund, and a Portfolio Member of The George Putnam Fund of Boston.

Robert Kea and Robert Schoen are also Portfolio Members of the Putnam Asset Allocation Funds: Growth, Balanced, and Conservative Portfolios, as well as Putnam Income Strategies Fund.

Jeffrey Knight, Robert Kea, and Robert Schoen may also manage other accounts and variable trust funds advised by Putnam Management or an affiliate.

Changes in your fund’s Portfolio Leader and Portfolio Members

Your fund’s Portfolio Leader and Portfolio Members did not change during the year ended January 31, 2007.

Putnam fund ownership by Putnam’s Executive Board

The table below shows how much the members of Putnam’s Executive Board have invested in all Putnam mutual funds (in dollar ranges). Information shown is as of January 31, 2007, and January 31, 2006.

			$1 –	$10,001 –	$50,001 –	$100,001 –	$500,001 –	$1,000,001
	Year	$0	$10,000	$50,000	$100,000	$500,000	$1,000,000	and over

Philippe Bibi	2007							•

Chief Technology Officer	2006							•

Joshua Brooks	2007							•

Deputy Head of Investments	2006							•

William Connolly	2007							•

Head of Retail Management	2006							•

Kevin Cronin	2007							•

Head of Investments	2006							•

Charles Haldeman, Jr.	2007							•

President and CEO	2006							•

Amrit Kanwal	2007						•

Chief Financial Officer	2006						•

Steven Krichmar	2007							•

Chief of Operations	2006						•

Francis McNamara, III	2007							•

General Counsel	2006							•

Jeffrey Peters	2007							•

Head of International Business	N/A

Richard Robie, III	2007						•

Chief Administrative Officer	2006						•

Edward Shadek	2007							•

Deputy Head of Investments	2006							•

Sandra Whiston	2007						•

Head of Institutional Management	2006						•

N/A indicates the individual was not a member of Putnam’s Executive Board as of 1/31/06.

Terms and definitions

Important terms

Total return shows how the value of the fund’s shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Net asset value (NAV) is the price, or value, of one share of a mutual fund, without a sales charge. NAVs fluctuate with market conditions. NAV is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Public offering price (POP) is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. POP performance figures shown here assume the 5.25% maximum sales charge for class A shares and 3.25% for class M shares.

Contingent deferred sales charge (CDSC) is generally a charge applied at the time of the redemption of class B or C shares and assumes redemption at the end of the period. Your fund’s class B CDSC declines from a 5% maximum during the first year to 1% during the sixth year. After the sixth year, the CDSC no longer applies. The CDSC for class C shares is 1% for one year after purchase.

Share classes

Class A shares are generally subject to an initial sales charge and no CDSC (except on certain redemptions of shares bought without an initial sales charge).

Class B shares are not subject to an initial sales charge. They may be subject to a CDSC.

Class C shares are not subject to an initial sales charge and are subject to a CDSC only if the shares are redeemed during the first year.

Class M shares have a lower initial sales charge and a higher 12b-1 fee than class A shares and no CDSC (except on certain redemptions of shares bought without an initial sales charge).

Class R shares are not subject to an initial sales charge or CDSC and are available only to certain defined contribution plans.

Class Y shares are not subject to an initial sales charge or CDSC, and carry no 12b-1 fee. They are only available to eligible purchasers, including eligible defined contribution plans or corporate IRAs.

Comparative indexes

JPMorgan Developed High Yield Index is an unmanaged index of high-yield fixed-income securities issued in developed countries.

Lehman Aggregate Bond Index is an unmanaged index of U.S. investment-grade fixed-income securities.

Lehman Credit Index is an unmanaged index of investment-grade corporate bonds.

Morgan Stanley Capital International (MSCI) EAFE Index is an unmanaged index of equity securities from developed countries in Western Europe, the Far East, and Australasia.

Russell 1000 Growth Index is an unmanaged index of those companies in the large-cap Russell 1000 Index chosen for their growth orientation.

Russell 1000 Value Index is an unmanaged index of the those companies in the large-cap Russell 1000 Index chosen for their value orientation.

S&P 500 Index is an unmanaged index of common stock performance.

Indexes assume reinvestment of all distributions and do not account for fees. Securities and performance of a fund and an index will differ. You cannot invest directly in an index.

Trustee approval of
management contract

General conclusions

The Board of Trustees of the Putnam funds oversees the management of each fund and, as required by law, determines annually whether to approve the continuance of your fund’s management contract with Putnam Management. In this regard, the Board of Trustees, with the assistance of its Contract Committee consisting solely of Trustees who are not “interested persons” (as such term is defined in the Investment Company Act of 1940, as amended) of the Putnam funds (the “Independent Trustees”), requests and evaluates all information it deems reasonably necessary under the circumstances. Over the course of several months ending in June 2006, the Contract Committee met four times to consider the information provided by Putnam Management and other information developed with the assistance of the Board’s independent counsel and independent staff. The Contract Committee reviewed and discussed key aspects of this information with all of the Independent Trustees. Upon completion of this review, the Contract Committee recommended, and the Independent Trustees approved, the continuance of your fund’s management contract, effective July 1, 2006.

This approval was based on the following conclusions:

• That the fee schedule in effect for your fund represented reasonable compensation in light of the nature and quality of the services being provided to the fund, the fees paid by competitive funds and the costs incurred by Putnam Management in providing such services, and

• That such fee schedule represented an appropriate sharing between fund shareholders and Putnam Management of such economies of scale as may exist in the management of the fund at current asset levels.

These conclusions were based on a comprehensive consideration of all information provided to the Trustees and were not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations and how the Trustees considered these factors are described below, although individual Trustees may have evaluated the information presented differently, giving different weights to various factors. It is also important to recognize that the fee arrangements for your fund and the other Putnam funds are the result of many years of review and discussion between the Independent Trustees and Putnam Management, that certain aspects of such arrangements may receive greater scrutiny in some years than others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements in prior years.

Management fee schedules and categories; total expenses

The Trustees reviewed the management fee schedules in effect for all Putnam funds, including fee levels and breakpoints, and the assignment of funds to particular fee categories. In reviewing fees and expenses, the Trustees generally focused their attention on material changes in circumstances — for example, changes in a fund’s size or investment style, changes in Putnam Management’s operating costs, or changes in competitive practices in the mutual fund industry — that suggest that consideration of fee changes might be warranted. The Trustees concluded that the circumstances did not warrant changes to the management fee structure of your fund, which had been carefully developed over the years, re-examined on many occasions and adjusted where appropriate. The Trustees focused on two areas of particular interest, as discussed further below:

• Competitiveness. The Trustees reviewed comparative fee and expense information for competitive funds, which indicated that, in a custom peer group of competitive funds selected by Lipper Inc., each Putnam RetirementReady Fund ranked in the 1st percentile in management fees and in the following percentiles in total expenses (less any applicable 12b-1 fees) as of December 31, 2005 (the first percentile being the least expensive funds and the 100th percentile being the most expensive funds).

Total expenses
(percentile)

Putnam RetirementReady Maturity Fund	20th
Putnam RetirementReady 2010 Fund	20th
Putnam RetirementReady 2015 Fund	21st
Putnam RetirementReady 2020 Fund	17th
Putnam RetirementReady 2025 Fund	13th
Putnam RetirementReady 2030 Fund	13th
Putnam RetirementReady 2035 Fund	13th
Putnam RetirementReady 2040 Fund	17th
Putnam RetirementReady 2045 Fund	17th
Putnam RetirementReady 2050 Fund	13th

(The comparative fee and expense information for each Putnam RetirementReady Fund excludes the fees and expenses of the underlying Putnam funds in which a Putnam RetirementReady Fund invests, as well as the fees and expenses of the underlying funds in which other funds in the Lipper peer group invest. In addition, because each Putnam RetirementReady Fund’s custom peer group is different than the RetirementReady Fund’s broad Lipper peer group, this expense information may differ from the Lipper peer expense information found elsewhere in this report.) The Trustees noted that expense ratios for a number of Putnam funds, which show the percentage of fund assets used to pay for management and administrative services, distribution (12b-1) fees and other expenses, had been increasing recently as a result of declining net assets and the natural operation of fee breakpoints.

The Trustees noted that the expense ratio increases described above were currently being controlled by expense limitations implemented in January 2004 and which Putnam Management, in consultation with the Contract Committee, has committed to maintain at least through 2007. These expense limitations give effect to a commitment by Putnam Management that the expense ratio of each open-end fund would be no higher than the average expense ratio of the competitive funds included in the fund’s relevant Lipper universe (exclusive of any applicable 12b-1 charges in each case). The Trustees observed that this commitment to limit fund expenses has served shareholders well since its inception. In order to ensure that the expenses of the Putnam funds continue to meet evolving competitive standards, the Trustees requested, and Putnam Management agreed, to implement an additional expense limitation for certain funds for the twelve months beginning January 1, 2007 equal to the average expense ratio (exclusive of 12b-1 charges) of a custom peer group of competitive funds selected by Lipper based on the size of the fund. This additional expense limitation will be applied to those open-end funds that had above-average expense ratios (exclusive of 12b-1 charges) based on the Lipper custom peer group data for the period ended December 31, 2005. This additional expense limitation will not be applied to your fund.

• Economies of scale. In recent years, the Trustees have examined the operation of the existing breakpoint structure during periods of both growth and decline in asset levels. (A “breakpoint” is a reduction in fee rates that applies to additional assets once specified asset levels are reached.) The Trustees concluded that the fee schedules in effect for the funds represented an appropriate sharing of economies of scale at current asset levels. In reaching this conclusion, the Trustees considered the Contract Committee’s stated intent to continue to work with Putnam Management to plan for an eventual resumption in the growth of assets, including a study of potential economies that might be produced under various growth assumptions.

In connection with their review of the management fees and total expenses of the Putnam funds, the Trustees also reviewed the costs of the services to be provided and profits to be realized by Putnam Management and its affiliates from the relationship with the funds. This information included trends in revenues, expenses and profitability of Putnam Management and its affiliates relating to the investment management and distribution services provided to the funds. In this regard, the Trustees also reviewed an analysis of Putnam Management’s revenues, expenses and profitability with respect to the funds’ management contracts, allocated on a fund-by-fund basis. Because many of the costs incurred by Putnam Management in managing the funds are not readily identifiable to particular funds, the Trustees observed that the methodology for allocating costs is an important factor in evaluating Putnam Management’s costs and profitability, both as to the Putnam funds in the aggregate and as to individual funds. The Trustees reviewed Putnam Management’s cost allocation methodology with the assistance of independent consultants and concluded that this methodology was reasonable and well-considered.

Investment performance

The quality of the investment process provided by Putnam Management represented a major factor in the Trustees’ evaluation of the quality of services provided by Putnam Management under your fund’s management contract. The Trustees were assisted in their review of the Putnam funds’ investment process and performance by the work of the Investment Process Committee of the Trustees and the Investment Oversight Committees of the Trustees, which meet on a regular monthly basis with the funds’ portfolio teams throughout the year. The Trustees concluded that Putnam Management generally provides a high-quality investment process — as measured by the experience and skills of the individuals assigned to the management of fund portfolios, the resources made available to such personnel, and in general the ability of Putnam Management to attract and retain high-quality personnel — but also recognize that this does not guarantee favorable investment results for every fund in every time period. The Trustees considered the investment performance of each fund over multiple time periods and considered information comparing each fund’s performance with various benchmarks and with the performance of competitive funds.

The Trustees noted the satisfactory investment performance of many Putnam funds. They also noted the disappointing investment performance of certain funds in recent years and discussed with senior management of Putnam Management the factors contributing to such underperformance and actions being taken to improve performance. The Trustees recognized that, in recent years, Putnam Management has made significant changes in its investment personnel and processes and in the fund product line to address areas of underperformance. In particular, they noted the important contributions of Putnam Management’s leadership in attracting, retaining and supporting high-quality investment professionals and in systematically implementing an investment process that seeks to merge the best features of fundamental and quantitative analysis. The Trustees indicated their intention to continue to monitor performance trends to assess the effectiveness of these changes and to evaluate whether additional changes to address areas of underperformance are warranted.

In the case of the Putnam RetirementReady Funds, the Trustees considered the Lipper peer group percentile rankings of each fund’s class A share cumulative total return performance results at net asset value for the one-year period ended December 31, 2005. This information is shown in the following table. (Because of the passage of time, these performance results may differ from the performance results for more recent periods shown elsewhere in this report.) Where applicable, the table also shows the number of funds in the peer groups for the period; this number is indicated in parentheses following the percentile. Note that the first percentile denotes the best-performing funds and the 100th percentile denotes the worst-performing funds.

See page 36 for more recent Lipper performance ranking information for the funds. Past performance is no guarantee of future results.

One-year period rank (# of funds in category)

Putnam RetirementReady Maturity Fund
Lipper Income Funds	58th (265)
Putnam RetirementReady 2010 Fund
Lipper Income Funds	26th (265)
Putnam RetirementReady 2015 Fund
Lipper Balanced Funds	38th (650)
Putnam RetirementReady 2020 Fund
Lipper Multi-Cap Core Funds	60th (828)
Putnam RetirementReady 2025 Fund
Lipper Multi-Cap Core Funds	47th (828)
Putnam RetirementReady 2030 Fund
Lipper Multi-Cap Core Funds	39th (828)
Putnam RetirementReady 2035 Fund
Lipper Multi-Cap Core Funds	33rd (828)
Putnam RetirementReady 2040 Fund
Lipper Multi-Cap Core Funds	29th (828)
Putnam RetirementReady 2045 Fund
Lipper Multi-Cap Core Funds	29th (828)
Putnam RetirementReady 2050 Fund
Lipper Multi-Cap Core Funds	N/A

As a general matter, the Trustees concluded that cooperative efforts between the Trustees and Putnam Management represent the most effective way to address investment performance problems. The Trustees noted that investors in the Putnam funds have, in effect, placed their trust in the Putnam organization, under the oversight of the funds’ Trustees, to make appropriate decisions regarding the management of the funds. Based on the responsiveness of Putnam Management in the recent past to Trustee concerns about investment performance, the Trustees concluded that it is preferable to seek change within Putnam Management to address performance shortcomings. In the Trustees’ view, the alternative of terminating a management contract and engaging a new investment adviser for an underperforming fund would entail significant disruptions and would not provide any greater assurance of improved investment performance.

Brokerage and soft-dollar allocations; other benefits

The Trustees considered various potential benefits that Putnam Management may receive in connection with the services it provides under the management contract with your fund. These include benefits related to brokerage and soft-dollar allocations, whereby a portion of the commissions paid by a fund for brokerage may be used to acquire research services that may be useful to Putnam Management in managing the assets of the fund and of other clients. The Trustees indicated their continued intent to monitor the potential benefits associated with the allocation of fund brokerage to ensure that the principle of seeking “best price and execution” remains paramount in the portfolio trading process.

The Trustees’ annual review of your fund’s management contract also included the review of its distributor’s contract and distribution plan with Putnam Retail Management Limited Partnership and the custodian agreement and investor servicing agreement with Putnam Fiduciary Trust Company, all of which provide benefits to affiliates of Putnam Management.

Comparison of retail and institutional fee schedules

The information examined by the Trustees as part of their annual contract review has included for many years information regarding fees charged by Putnam Management and its affiliates to institutional clients such as defined benefit pension plans, college endowments, etc. This information included comparison of such fees with fees charged to the funds, as well as a detailed assessment of the differences in the services provided to these two types of clients. The Trustees observed, in this regard, that the differences in fee rates between institutional clients and the funds are by no means uniform when examined by individual asset sectors, suggesting that differences in the pricing of investment management services to these types of clients reflect to a substantial degree historical competitive forces operating in separate market places. The Trustees considered the fact that fee rates across all asset sectors are higher on average for funds than for institutional clients, as well as the differences between the services that Putnam Management provides to the Putnam funds and those that it provides to institutional clients of the firm, but did not rely on such comparisons to any significant extent in concluding that the management fees paid by your fund are reasonable.

More recent peer group rankings

More recent Lipper percentile rankings are shown for the funds in the following table. Note that this information was not available to the Trustees when they approved the continuance of each fund’s management contract. The table shows the Lipper peer group percentile rankings of each fund’s class A share total return performance results. These rankings were determined on an annualized basis and are for the one-year period ended on the most recent calendar quarter (December 31, 2006). Where applicable, the table also shows the fund’s rank among the total number of funds in its peer group for the one-year period; this information is indicated in parentheses following the percentile. Note that the first percentile denotes the best-performing funds and the 100th percentile denotes the worst-performing funds. Also please note that, unrelated to the Trustees’ approval of the continuance of your fund’s management contract, Lipper reassigned the funds to new peer groups on April 18, 2006, which will be used for comparative purposes going forward.

One-year period rank (# of funds in category)

Putnam RetirementReady Maturity Fund
Lipper Mixed-Asset Target Allocation Conservative Funds	69th (337)
Putnam RetirementReady 2010 Fund
Lipper Mixed-Asset Target 2010 Funds	83rd (97)
Putnam RetirementReady 2015 Fund
Lipper Mixed-Asset Target 2020 Funds	83rd (116)
Putnam RetirementReady 2020 Fund
Lipper Mixed-Asset Target 2020 Funds	53rd (116)
Putnam RetirementReady 2025 Fund
Lipper Mixed-Asset Target 2030 Funds	52nd (105)
Putnam RetirementReady 2030 Fund
Lipper Mixed-Asset Target 2030 Funds	44th (105)
Putnam RetirementReady 2035 Fund
Lipper Mixed-Asset Target 2030+ Funds	61st (129)
Putnam RetirementReady 2040 Fund
Lipper Mixed-Asset Target 2030+ Funds	42nd (129)
Putnam RetirementReady 2045 Fund
Lipper Mixed-Asset Target 2030+ Funds	31st (129)
Putnam RetirementReady 2050 Fund
Lipper Mixed-Asset Target 2030+ Funds	34th (129)

Other information
for shareholders

Important notice regarding delivery of shareholder documents

In accordance with SEC regulations, Putnam sends a single copy of annual and semiannual shareholder reports, prospectuses, and proxy statements to Putnam shareholders who share the same address, unless a shareholder requests otherwise. If you prefer to receive your own copy of these documents, please call Putnam at 1-800-225-1581, and Putnam will begin sending individual copies within 30 days.

Proxy voting

Putnam is committed to managing our mutual funds in the best interests of our shareholders. The Putnam funds’ proxy voting guidelines and procedures, as well as information regarding how your fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2006, are available on the Putnam Individual Investor Web site, www.putnam.com/individual, and on the SEC’s Web site, www.sec.gov. If you have questions about finding forms on the SEC’s Web site, you may call the SEC at 1-800-SEC-0330. You may also obtain the Putnam funds’ proxy voting guidelines and procedures at no charge by calling Putnam’s Shareholder Services at 1-800-225-1581.

Fund portfolio holdings

The funds will file a complete schedule of their portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Shareholders may obtain the funds’ Forms N-Q on the SEC’s Web site at www.sec.gov. In addition, the funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. You may call the SEC at 1-800-SEC-0330 for information about the SEC’s Web site or the operation of the Public Reference Room.

Financial statements

A guide to financial statements

These sections of the report, as well as the accompanying Notes, constitute the fund’s financial statements.

The fund’s portfolio lists all the fund’s investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund’s net assets and share price are determined. All investment and noninvestment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the liquidation preference of preferred shares.)

Statement of operations shows the fund’s net investment gain or loss. This is done by first adding up all the fund’s earnings — from dividends and interest income — and subtracting its operating expenses to determine net investment income (or loss). Then, any net gain or loss the fund realized on the sales of its holdings — as well as any unrealized gains or losses over the period — is added to or subtracted from the net investment result to determine the fund’s net gain or loss for the fiscal period.

Statement of changes in net assets shows how the fund’s net assets were affected by the fund’s net investment gain or loss, by distributions to shareholders, and by changes in the number of the fund’s shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned. Dividend sources are estimated at the time of declaration. Actual results may vary. Any non-taxable return of capital cannot be determined until final tax calculations are completed after the end of the fund’s fiscal year.

Financial highlights provide an overview of the fund’s investment results, per-share distributions, expense ratios, net investment income ratios, and portfolio turnover in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlight table also includes the current reporting period.

The funds’ portfolios 1/31/07 (Unaudited)

2050 Fund
EQUITY FUNDS* 95.0%	Shares	Value

Putnam Capital Opportunities Fund (Class Y)	119,014	$1,456,735
Putnam Fund for Growth and Income (Class Y)	116,897	2,387,033
Putnam International Equity Fund (Class Y)	89,028	2,841,777
Putnam Voyager Fund (Class Y)	123,635	2,402,233

Total Equity Funds (cost $8,841,083)		$9,087,778

FIXED INCOME FUNDS* 4.9%	Shares	Value

Putnam Income Fund (Class Y)	55,446	$374,814
Putnam Money Market Fund (Class A)	90,184	90,184

Total Fixed Income Funds (cost $464,341)		$464,998

TOTAL INVESTMENTS

Total investments (cost $9,305,424)		$9,552,776

* Percentages indicated are based on net assets of $9,565,855.

2045 Fund
EQUITY FUNDS* 95.2%	Shares	Value

Putnam Capital Opportunities Fund (Class Y)	445,053	$5,447,447
Putnam Fund for Growth and Income (Class Y)	437,046	8,924,483
Putnam International Equity Fund (Class Y)	333,258	10,637,598
Putnam Voyager Fund (Class Y)	462,183	8,980,209

Total Equity Funds (cost $32,612,127)		$33,989,737

FIXED INCOME FUNDS* 4.9%	Shares	Value

Putnam Income Fund (Class Y)	207,324	$1,401,509
Putnam Money Market Fund (Class A)	339,667	339,667

Total Fixed Income Funds (cost $1,738,471)		$1,741,176

TOTAL INVESTMENTS

Total investments (cost $34,350,598)		$35,730,913

* Percentages indicated are based on net assets of $35,719,377.

The accompanying notes are an integral part of these financial statements.

The funds’ portfolios 1/31/07 (Unaudited) (Continued)

2040 Fund
EQUITY FUNDS* 90.2%	Shares	Value

Putnam Capital Opportunities Fund (Class Y)	527,021	$6,450,734
Putnam Fund for Growth and Income (Class Y)	532,144	10,866,387
Putnam International Equity Fund (Class Y)	394,478	12,591,737
Putnam Voyager Fund (Class Y)	562,859	10,936,343

Total Equity Funds (cost $38,854,082)		$40,845,201

FIXED INCOME FUNDS* 9.8%	Shares	Value

Putnam Income Fund (Class Y)	460,011	$3,109,672
Putnam Money Market Fund (Class A)	1,324,776	1,324,776

Total Fixed Income Funds (cost $4,429,948)		$4,434,448

TOTAL INVESTMENTS

Total investments (cost $43,284,030)		$45,279,649

* Percentages indicated are based on net assets of $45,262,958.

2035 Fund
EQUITY FUNDS* 85.3%	Shares	Value

Putnam Capital Opportunities Fund (Class Y)	758,507	$9,284,123
Putnam Fund for Growth and Income (Class Y)	790,531	16,142,647
Putnam International Equity Fund (Class Y)	567,849	18,125,733
Putnam Voyager Fund (Class Y)	836,075	16,244,929

Total Equity Funds (cost $56,450,040)		$59,797,432

FIXED INCOME FUNDS* 14.7%	Shares	Value

Putnam Income Fund (Class Y)	1,120,779	$7,576,468
Putnam Money Market Fund (Class A)	2,751,225	2,751,225

Total Fixed Income Funds (cost $10,320,688)		$10,327,693

TOTAL INVESTMENTS

Total investments (cost $66,770,728)		$70,125,125

* Percentages indicated are based on net assets of $70,100,793.

The accompanying notes are an integral part of these financial statements.

The funds’ portfolios 1/31/07 (Unaudited) (Continued)

2030 Fund
EQUITY FUNDS* 80.4%	Shares	Value

Putnam Capital Opportunities Fund (Class Y)	1,008,349	$12,342,193
Putnam Fund for Growth and Income (Class Y)	1,088,754	22,232,363
Putnam International Equity Fund (Class Y)	754,677	24,089,296
Putnam Voyager Fund (Class Y)	1,151,715	22,377,816

Total Equity Funds (cost $76,368,033)		$81,041,668

FIXED INCOME FUNDS* 19.7%	Shares	Value

Putnam Income Fund (Class Y)	2,053,511	$13,881,734
Putnam Money Market Fund (Class A)	5,960,792	5,960,792

Total Fixed Income Funds (cost $19,831,127)		$19,842,526

TOTAL INVESTMENTS

Total investments (cost $96,199,160)		$100,884,194

* Percentages indicated are based on net assets of $100,850,417.

2025 Fund
EQUITY FUNDS* 75.4%	Shares	Value

Putnam Capital Opportunities Fund (Class Y)	1,219,747	$14,929,699
Putnam Fund for Growth and Income (Class Y)	1,371,585	28,007,758
Putnam International Equity Fund (Class Y)	913,044	29,144,358
Putnam Voyager Fund (Class Y)	1,450,739	28,187,863

Total Equity Funds (cost $93,990,327)		$100,269,678

FIXED INCOME FUNDS* 24.6%	Shares	Value

Putnam Income Fund (Class Y)	3,290,945	$22,246,791
Putnam Money Market Fund (Class A)	10,507,272	10,507,272

Total Fixed Income Funds (cost $32,781,552)		$32,754,063

TOTAL INVESTMENTS

Total investments (cost $126,771,879)		$133,023,741

* Percentages indicated are based on net assets of $132,979,730.

The accompanying notes are an integral part of these financial statements.

The funds’ portfolios 1/31/07 (Unaudited) (Continued)

2020 Fund
EQUITY FUNDS* 65.5%	Shares	Value

Putnam Capital Opportunities Fund (Class Y)	1,342,278	$16,429,482
Putnam Fund for Growth and Income (Class Y)	1,581,132	32,286,715
Putnam International Equity Fund (Class Y)	753,493	24,051,509
Putnam Voyager Fund (Class Y)	1,672,419	32,495,097

Total Equity Funds (cost $99,333,809)		$105,262,803

FIXED INCOME FUNDS* 34.5%	Shares	Value

Putnam Income Fund (Class Y)	5,857,807	$39,598,777
Putnam Money Market Fund (Class A)	15,910,237	15,910,237

Total Fixed Income Funds (cost $55,525,932)		$55,509,014

TOTAL INVESTMENTS

Total investments (cost $154,859,741)		$160,771,817

* Percentages indicated are based on net assets of $160,717,760.

2015 Fund
EQUITY FUNDS* 49.5%	Shares	Value

Putnam Capital Opportunities Fund (Class Y)	1,120,632	$13,716,541
Putnam Fund for Growth and Income (Class Y)	1,173,427	23,961,381
Putnam International Equity Fund (Class Y)	372,786	11,899,319
Putnam Voyager Fund (Class Y)	1,241,238	24,117,264

Total Equity Funds (cost $70,245,797)		$73,694,505

FIXED INCOME FUNDS* 50.5%	Shares	Value

Putnam Income Fund (Class Y)	7,172,843	$48,488,420
Putnam Money Market Fund (Class A)	26,607,262	26,607,262

Total Fixed Income Funds (cost $75,135,188)		$75,095,682

TOTAL INVESTMENTS

Total investments (cost $145,380,985)		$148,790,187

* Percentages indicated are based on net assets of $148,741,253.

The accompanying notes are an integral part of these financial statements.

The funds’ portfolios 1/31/07 (Unaudited) (Continued)

2010 Fund
EQUITY FUNDS* 29.5%	Shares	Value

Putnam Capital Opportunities Fund (Class Y)	321,232	$3,931,881
Putnam Fund for Growth and Income (Class Y)	416,139	8,497,558
Putnam International Equity Fund (Class Y)	48,079	1,534,691
Putnam Voyager Fund (Class Y)	440,251	8,554,068

Total Equity Funds (cost $21,510,422)		$22,518,198

FIXED INCOME FUNDS* 70.6%	Shares	Value

Putnam Income Fund (Class Y)	4,821,086	$32,590,542
Putnam Money Market Fund (Class A)	21,376,874	21,376,874

Total Fixed Income Funds (cost $53,956,780)		$53,967,416

TOTAL INVESTMENTS

Total investments (cost $75,467,202)		$76,485,614

* Percentages indicated are based on net assets of $76,462,004.

Maturity Fund
EQUITY FUNDS* 25.4%	Shares	Value

Putnam Capital Opportunities Fund (Class Y)	175,109	$2,143,331
Putnam Fund for Growth and Income (Class Y)	206,231	4,211,232
Putnam International Equity Fund (Class Y)	—	—
Putnam Voyager Fund (Class Y)	218,159	4,238,821

Total Equity Funds (cost $10,230,682)		$10,593,384

FIXED INCOME FUNDS* 74.6%	Shares	Value

Putnam Income Fund (Class Y)	2,750,392	$18,592,646
Putnam Money Market Fund (Class A)	12,486,547	12,486,547

Total Fixed Income Funds (cost $31,100,727)		$31,079,193

TOTAL INVESTMENTS

Total investments (cost $41,331,409)		$41,672,577

* Percentages indicated are based on net assets of $41,656,272.

The accompanying notes are an integral part of these financial statements.

Statement of assets and liabilities 1/31/07 (Unaudited)

ASSETS	2050 Fund	2045 Fund

Investments in affiliated underlying Putnam Funds, at value (Notes 1 and 5)	$9,552,776	$35,730,913

Interest receivable	361	1,406

Receivable for shares of the fund sold	141,954	283,222

Receivable for securities sold	8,080	27,180

Cash	83	91

Total assets	9,703,254	36,042,812

LIABILITIES

Payable for shares of the fund redeemed	8,080	27,181

Payable for securities purchased	125,798	284,580

Payable for compensation of Manager (Note 2)	37	2,334

Payable for distribution fees (Note 2)	1,519	4,661

Other accrued expenses	1,965	4,679

Total liabilities	137,399	323,435

Net assets	$9,565,855	$35,719,377

REPRESENTED BY

Paid-in-capital (unlimited shares authorized) (Notes 1 and 4)	$8,899,875	$32,043,306

Undistributed net investment income (Note 1)	69,815	323,527

Accumulated net realized gain on investments (Note 1)	348,813	1,972,229

Net unrealized appreciation of investments	247,352	1,380,315

Total — Representing net assets applicable to capital outstanding	$9,565,855	$35,719,377

(Continued on next page)

Statement of assets and liabilities 1/31/07 (Unaudited) (Continued)

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE	2050 Fund	2045 Fund

Computation of net asset value, offering price
and redemption price Class A
Net Assets	$7,136,367	$22,074,511

Number of shares outstanding	113,396	281,546

Net asset value and redemption price	$62.93	$78.40

Offering price per class A share (100/94.75 of Class A net asset value)*	$66.42	$82.74

Computation of net asset value and offering price Class B
Net Assets	$122,023	$123,397

Number of shares outstanding	1,947	1,628

Net asset value and offering price**	$62.69	$75.82

Computation of net asset value and offering price Class C
Net Assets	$1,322	$11,981

Number of shares outstanding	21	157

Net asset value and offering price**	$63.00	$76.32

Computation of net asset value, offering price
and redemption price Class M
Net Assets	$2,122	$5,716

Number of shares outstanding	34	75

Net asset value and redemption price	$62.91	$76.57

Offering price per class M share (100/96.75 of Class M net asset value)*	$65.02	$79.14

Computation of net asset value, offering price
and redemption price Class R
Net Assets	$25,072	$80,329

Number of shares outstanding	399	1,006

Net asset value, offering price and redemption price	$62.83	$79.83

Computation of net asset value, offering price
and redemption price Class Y
Net Assets	$2,278,949	$13,423,443

Number of shares outstanding	36,121	156,018

Net asset value, offering price and redemption price	$63.09	$86.04

Cost of investments (Note 1)	$9,305,424	$34,350,598

* On retail sales of less than $50,000. On sales of $50,000 or more the offering price is reduced.

**Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

The accompanying notes are an integral part of these financial statements.

Statement of assets and liabilities 1/31/07 (Unaudited) (Continued)

ASSETS	2040 Fund	2035 Fund

Investments in affiliated underlying Putnam Funds, at value (Notes 1 and 5)	$45,279,649	$70,125,125

Interest receivable	5,561	11,447

Receivable for shares of the fund sold	182,692	466,366

Receivable for securities sold	27,665	54,831

Cash	152	299

Total assets	45,495,719	70,658,068

LIABILITIES

Payable for shares of the fund redeemed	27,664	54,831

Payable for securities purchased	187,999	477,422

Payable for compensation of Manager (Note 2)	4,223	6,311

Payable for distribution fees (Note 2)	6,457	9,110

Other accrued expenses	6,418	9,601

Total liabilities	232,761	557,275

Net assets	$45,262,958	$70,100,793

REPRESENTED BY

Paid-in-capital (unlimited shares authorized) (Notes 1 and 4)	$40,527,968	$62,610,442

Undistributed net investment income (Note 1)	408,559	594,660

Accumulated net realized gain on investments (Note 1)	2,330,812	3,541,294

Net unrealized appreciation of investments	1,995,619	3,354,397

Total — Representing net assets applicable to capital outstanding	$45,262,958	$70,100,793

(Continued on next page)

Statement of assets and liabilities 1/31/07 (Unaudited) (Continued)

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE	2040 Fund	2035 Fund

Computation of net asset value, offering price
and redemption price Class A
Net Assets	$29,985,919	$42,068,705

Number of shares outstanding	386,834	563,642

Net asset value and redemption price	$77.52	$74.64

Offering price per class A share (100/94.75 of Class A net asset value)*	$81.82	$78.78

Computation of net asset value and offering price Class B
Net Assets	$214,017	$417,212

Number of shares outstanding	2,858	5,819

Net asset value and offering price**	$74.89	$71.70

Computation of net asset value and offering price Class C
Net Assets	$3,416	$52,405

Number of shares outstanding	45	729

Net asset value and offering price**	$75.14	$71.88

Computation of net asset value, offering price
and redemption price Class M
Net Assets	$40,135	$53,853

Number of shares outstanding	534	746

Net asset value and redemption price	$75.17	$72.20

Offering price per class M share (100/96.75 of Class M net asset value)*	$77.70	$74.63

Computation of net asset value, offering price
and redemption price Class R
Net Assets	$92,488	$132,494

Number of shares outstanding	1,169	1,807

Net asset value, offering price and redemption price	$79.13	$73.32

Computation of net asset value, offering price
and redemption price Class Y
Net Assets	$14,926,983	$27,376,124

Number of shares outstanding	176,109	334,655

Net asset value, offering price and redemption price	$84.76	$81.80

Cost of investments (Note 1)	$43,284,030	$66,770,728

* On retail sales of less than $50,000. On sales of $50,000 or more the offering price is reduced.

**Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

The accompanying notes are an integral part of these financial statements.

Statement of assets and liabilities 1/31/07 (Unaudited) (Continued)

ASSETS	2030 Fund	2025 Fund

Investments in affiliated underlying Putnam Funds, at value (Notes 1 and 5)	$100,884,194	$133,023,741

Interest receivable	25,042	43,914

Receivable for shares of the fund sold	234,245	311,156

Receivable for securities sold	102,965	113,109

Cash	425	661

Total assets	101,246,871	133,492,581

LIABILITIES

Payable for shares of the fund redeemed	92,965	113,109

Payable for securities purchased	268,437	353,572

Payable for compensation of Manager (Note 2)	8,527	11,886

Payable for distribution fees (Note 2)	13,308	16,830

Other accrued expenses	13,217	17,454

Total liabilities	396,454	512,851

Net assets	$100,850,417	$132,979,730

REPRESENTED BY

Paid-in-capital (unlimited shares authorized) (Notes 1 and 4)	$89,923,749	$118,872,230

Undistributed net investment income (Note 1)	836,894	1,051,442

Accumulated net realized gain on investments (Note 1)	5,404,740	6,804,196

Net unrealized appreciation of investments	4,685,034	6,251,862

Total — Representing net assets applicable to capital outstanding	$100,850,417	$132,979,730

(Continued on next page)

Statement of assets and liabilities 1/31/07 (Unaudited) (Continued)

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE	2030 Fund	2025 Fund

Computation of net asset value, offering price
and redemption price Class A
Net Assets	$59,129,459	$75,306,739

Number of shares outstanding	806,973	989,491

Net asset value and redemption price	$73.27	$76.11

Offering price per class A share (100/94.75 of Class A net asset value)*	$77.33	$80.33

Computation of net asset value and offering price Class B
Net Assets	$572,853	$958,088

Number of shares outstanding	8,040	13,103

Net asset value and offering price**	$71.25	$73.12

Computation of net asset value and offering price Class C
Net Assets	$40,083	$142,050

Number of shares outstanding	560	1,936

Net asset value and redemption price**	$71.60	$73.38

Computation of net asset value, offering price
and redemption price Class M
Net Assets	$730,871	$303,684

Number of shares outstanding	10,256	4,130

Net asset value and redemption price	$71.27	$73.52

Offering price per class M share ((100/96.75 of Class M net asset value)*	$73.66	$75.99

Computation of net asset value, offering price
and redemption price Class R
Net Assets	$135,422	$150,593

Number of shares outstanding	1,898	2,051

Net asset value, offering price and redemption price	$71.33	$73.43

Computation of net asset value, offering price
and redemption price Class Y
Net Assets	$40,241,729	$56,118,576

Number of shares outstanding	505,418	734,793

Net asset value, offering price and redemption price	$79.62	$76.37

Cost of investments (Note 1)	$96,199,160	$126,771,879

* On retail sales of less than $50,000. On sales of $50,000 or more the offering price is reduced.

**Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

The accompanying notes are an integral part of these financial statements.

Statement of assets and liabilities 1/31/07 (Unaudited) (Continued)

ASSETS	2020 Fund	2015 Fund

Investments in affiliated underlying Putnam Funds, at value (Notes 1 and 5)	$160,771,817	$148,790,187

Interest receivable	66,669	111,458

Receivable for shares of the fund sold	438,897	160,762

Receivable for securities sold	118,300	341,998

Cash	465	417

Total assets	161,396,148	149,404,822

LIABILITIES

Payable for shares of the fund redeemed	118,300	341,998

Payable for securities purchased	503,101	268,414

Payable for compensation of Manager (Note 2)	15,451	14,331

Payable for distribution fees (Note 2)	21,749	20,346

Other accrued expenses	19,787	18,480

Total liabilities	678,388	663,569

Net assets	$160,717,760	$148,741,253

REPRESENTED BY

Paid-in-capital (unlimited shares authorized) (Notes 1 and 4)	$146,987,496	$140,046,177

Undistributed net investment income (Note 1)	1,271,850	1,247,686

Accumulated net realized gain on investments (Note 1)	6,546,338	4,038,188

Net unrealized appreciation of investments	5,912,076	3,409,202

Total — Representing net assets applicable to capital outstanding	$160,717,760	$148,741,253

(Continued on next page)

Statement of assets and liabilities 1/31/07 (Unaudited) (Continued)

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE	2020 Fund	2015 Fund

Computation of net asset value, offering price
and redemption price Class A
Net Assets	$99,076,829	$92,500,471

Number of shares outstanding	1,445,614	1,375,600

Net asset value and redemption price	$68.54	$67.24

Offering price per class A share (100/94.75 of Class A net asset value)*	$72.34	$70.97

Computation of net asset value and offering price Class B
Net Assets	$708,970	$746,063

Number of shares outstanding	10,578	11,333

Net asset value and offering price**	$67.02	$65.83

Computation of net asset value and offering price Class C
Net Assets	$144,171	$234,461

Number of shares outstanding	2,140	3,554

Net asset value and offering price**	$67.37	$65.96

Computation of net asset value, offering price
and redemption price Class M
Net Assets	$587,676	$161,027

Number of shares outstanding	8,733	2,430

Net asset value and redemption price	$67.30	$66.28

Offering price per class M share (100/96.75 of Class M net asset value)*	$69.56	$68.51

Computation of net asset value, offering price
and redemption price Class R
Net Assets	$145,561	$18,159

Number of shares outstanding	2,163	274

Net asset value, offering price and redemption price	$67.31	$66.23

Computation of net asset value, offering price
and redemption price Class Y
Net Assets	$60,054,553	$55,081,072

Number of shares outstanding	814,142	816,604

Net asset value, offering price and redemption price	$73.76	$67.45

Cost of investments (Note 1)	$154,859,741	$145,380,985

* On retail sales of less than $50,000. On sales of $50,000 or more the offering price is reduced.

**Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

The accompanying notes are an integral part of these financial statements.

Statement of assets and liabilities 1/31/07 (Unaudited) (Continued)

ASSETS	2010 Fund	Maturity Fund

Investments in affiliated underlying Putnam Funds, at value (Notes 1 and 5)	$76,485,614	$41,672,577

Interest receivable	90,646	53,040

Receivable for shares of the fund sold	122,027	381,849

Receivable for securities sold	100,458	316,233

Cash	206	120,713

Total assets	76,798,951	42,544,412

LIABILITIES

Payable for shares of the fund redeemed	100,458	316,233

Payable for securities purchased	209,619	433,108

Payable for compensation of Manager (Note 2)	5,458	5,716

Payable for distribution fees (Note 2)	9,861	6,916

Distributions payable to shareholders	—	120,604

Other accrued expenses	11,551	5,563

Total liabilities	336,947	888,140

Net assets	$76,462,004	$41,656,272

REPRESENTED BY

Paid-in-capital (unlimited shares authorized) (Notes 1 and 4)	$74,103,278	$40,791,801

Undistributed net investment income (Note 1)	494,345	190,402

Accumulated net realized gain on investments (Note 1)	845,969	332,901

Net unrealized appreciation of investments	1,018,412	341,168

Total — Representing net assets applicable to capital outstanding	$76,462,004	$41,656,272

(Continued on next page)

Statement of assets and liabilities 1/31/07 (Unaudited) (Continued)

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE	2010 Fund	Maturity Fund

Computation of net asset value, offering price
and redemption price Class A
Net Assets	$44,415,319	$31,528,825

Number of shares outstanding	759,349	549,156

Net asset value and redemption price	$58.49	$57.41

Offering price per class A share (100/94.75 of Class A net asset value)*	$61.73	$60.59

Computation of net asset value and offering price Class B
Net Assets	$310,965	$156,424

Number of shares outstanding	5,422	2,723

Net asset value and offering price**	$57.35	$57.45

Computation of net asset value and offering price Class C
Net Assets	$63,222	$27,250

Number of shares outstanding	1,106	474

Net asset value and offering price**	$57.19	$57.47

Computation of net asset value, offering price
and redemption price Class M
Net Assets	$138,841	$92,877

Number of shares outstanding	2,423	1,617

Net asset value and redemption price	$57.29	$57.43

Offering price per class M share (100/96.75 of Class M net asset value)*	$59.21	$59.36

Computation of net asset value, offering price
and redemption price Class R
Net Assets	$146,296	$70,758

Number of shares outstanding	2,550	1,232

Net asset value, offering price and redemption price	$57.37	$57.43

Computation of net asset value, offering price
and redemption price Class Y
Net Assets	$31,387,361	$9,780,138

Number of shares outstanding	511,818	169,925

Net asset value, offering price and redemption price	$61.33	$57.56

Cost of investments (Note 1)	$75,467,202	$41,331,409

* On retail sales of less than $50,000. On sales of $50,000 or more the offering price is reduced.

**Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

The accompanying notes are an integral part of these financial statements.

Statement of operations

For the six months ended 1/31/07 (Unaudited)

INVESTMENT INCOME	2050 Fund	2045 Fund

Income distributions from underlying Putnam Funds (Note 5)	$200,436	$887,698

EXPENSES (NOTE 2)

Compensation of Manager (Note 2)	1,632	7,644

Distribution fees — Class A (Note 2)	6,188	23,454

Distribution fees — Class B (Note 2)	419	565

Distribution fees — Class C (Note 2)	6	54

Distribution fees — Class M (Note 2)	12	29

Distribution fees — Class R (Note 2)	40	105

Audit fees	637	3,001

Reports to shareholder	1,424	1,710

Other fees	335	467

Fees waived and reimbursed by Manager (Note 2)	(1,675)	(2,496)

Total expenses	9,018	34,533

Net investment income	191,418	853,165

Net realized gain on sale of underlying Putnam fund shares (Notes 1 and 3)	77,297	986,612

Capital gain distributions from underlying Putnam fund shares	316,256	1,385,667

Net unrealized appreciation of underlying Putnam fund shares
during the period	308,539	1,010,689

Net gain on investments	702,092	3,382,968

Net increase in net assets resulting from operations	$893,510	$4,236,133

The accompanying notes are an integral part of these financial statements.

Statement of operations (Continued)

For the six months ended 1/31/07 (Unaudited)

INVESTMENT INCOME	2040 Fund	2035 Fund

Income distributions from underlying Putnam Funds (Note 5)	$1,143,589	$1,745,743

EXPENSES (NOTE 2)

Compensation of Manager (Note 2)	10,167	16,135

Distribution fees — Class A (Note 2)	33,117	46,326

Distribution fees — Class B (Note 2)	778	1,787

Distribution fees — Class C (Note 2)	14	164

Distribution fees — Class M (Note 2)	108	166

Distribution fees — Class R (Note 2)	163	134

Audit fees	3,994	6,346

Reports to shareholder	2,334	3,242

Other fees	660	815

Fees waived and reimbursed by Manager (Note 2)	(3,420)	(5,264)

Total expenses	47,915	69,851

Net investment income	1,095,674	1,675,892

Net realized gain on sale of underlying Putnam fund shares (Notes 1 and 3)	1,157,665	1,889,720

Capital gain distributions from underlying Putnam fund shares	1,734,739	2,550,915

Net unrealized appreciation of underlying Putnam fund shares
during the period	1,451,998	2,174,382

Net gain on investments	4,344,402	6,615,017

Net increase in net assets resulting from operations	$5,440,076	$8,290,909

The accompanying notes are an integral part of these financial statements.

Statement of operations (Continued)

For the six months ended 1/31/07 (Unaudited)

INVESTMENT INCOME	2030 Fund	2025 Fund

Income distributions from underlying Putnam Funds (Note 5)	$ 2,531,757	$3,304,113

EXPENSES (NOTE 2)

Compensation of Manager (Note 2)	24,071	32,223

Distribution fees — Class A (Note 2)	67,014	86,852

Distribution fees — Class B (Note 2)	2,324	4,269

Distribution fees — Class C (Note 2)	202	635

Distribution fees — Class M (Note 2)	2,614	1,064

Distribution fees — Class R (Note 2)	270	328

Audit fees	9,473	12,688

Reports to shareholder	4,013	5,744

Other fees	937	814

Fees waived and reimbursed by Manager (Note 2)	(9,617)	(12,344)

Total expenses	101,301	132,273

Net investment income	2,430,456	3,171,840

Net realized gain on sale of underlying Putnam fund shares (Notes 1 and 3)	3,223,373	4,135,966

Capital gain distributions from underlying Putnam fund shares	3,579,971	4,496,462

Net unrealized appreciation of underlying Putnam fund shares
during the period	2,599,450	3,343,525

Net gain on investments	9,402,794	11,975,953

Net increase in net assets resulting from operations	$11,833,250	$15,147,793

The accompanying notes are an integral part of these financial statements.

Statement of operations (Continued)

For the six months ended 1/31/07 (Unaudited)

INVESTMENT INCOME	2020 Fund	2015 Fund

Income distributions from underlying Putnam Funds (Note 5)	$3,961,349	$3,710,859

EXPENSES (NOTE 2)

Compensation of Manager (Note 2)	39,599	35,747

Distribution fees — Class A (Note 2)	114,101	105,500

Distribution fees — Class B (Note 2)	2,958	3,120

Distribution fees — Class C (Note 2)	529	1,108

Distribution fees — Class M (Note 2)	2,218	565

Distribution fees — Class R (Note 2)	306	23

Audit fees	15,601	14,070

Reports to shareholder	5,067	4,599

Other fees	651	1,193

Fees waived and reimbursed by Manager (Note 2)	(13,670)	(12,260)

Total expenses	167,360	153,665

Net investment income	3,793,989	3,557,194

Net realized gain on sale of underlying Putnam fund shares (Notes 1 and 3)	3,896,545	2,491,869

Capital gain distributions from underlying Putnam fund shares	4,809,367	3,340,977

Net unrealized appreciation of underlying Putnam fund shares
during the period	4,296,934	3,182,560

Net gain on investments	13,002,846	9,015,406

Net increase in net assets resulting from operations	$16,796,835	$12,572,600

The accompanying notes are an integral part of these financial statements.

Statement of operations (Continued)

For the six months ended 1/31/07 (Unaudited)

INVESTMENT INCOME	2010 Fund	Maturity Fund

Income distributions from underlying Putnam funds (Note 5)	$1,957,470	$1,136,492

EXPENSES (NOTE 2)

Compensation of Manager (Note 2)	20,680	11,326

Distribution fees — Class A (Note 2)	58,034	41,543

Distribution fees — Class B (Note 2)	1,319	743

Distribution fees — Class C (Note 2)	208	110

Distribution fees — Class M (Note 2)	509	334

Distribution fees — Class R (Note 2)	231	158

Audit fees	8,161	4,464

Reports to shareholder	3,590	1,177

Other fees	763	295

Fees waived and reimbursed by Manager (Note 2)	(13,381)	—

Total expenses	80,114	60,150

Net investment income	1,877,356	1,076,342

Net realized gain on sale of underlying Putnam fund shares (Notes 1 and 3)	769,192	86,408

Capital gain distributions from underlying Putnam fund shares	1,143,313	573,034

Net unrealized appreciation of underlying Putnam fund shares
during the period	1,679,809	944,084

Net gain on investments	3,592,314	1,603,526

Net increase in net assets resulting from operations	$5,469,670	$2,679,868

The accompanying notes are an integral part of these financial statements.

Statement of changes in net assets

2050 Fund

INCREASE IN NET ASSETS
	Six months ended	Year ended
	1/31/07*	7/31/06

Operations:
Net investment income	$ 191,418	$ 16,645

Net realized gain on underlying Putnam fund shares	393,553	102,446

Net unrealized appreciation (depreciation)
on underlying Putnam fund shares	308,539	(72,415)

Net increase in net assets resulting from operations	893,510	46,676

Distributions to shareholders (Note 1)

From ordinary income

Net investment income

Class A	(94,430)	(12,282)

Class B	(1,103)	(331)

Class C	(9)	(39)

Class M	(41)	(35)

Class R	(298)	(13)

Class Y	(29,289)	(4,084)

Net realized short-term gain on investments

Class A	(80,242)	(14,240)

Class B	(1,314)	(588)

Class C	(17)	(73)

Class M	(52)	(55)

Class R	(267)	(19)

Class Y	(23,127)	(4,516)

From net realized long-term gain on investments

Class A	(17,256)	—

Class B	(282)	—

Class C	(4)	—

Class M	(11)	—

Class R	(57)	—

Class Y	(4,974)	—

Redemption fees (Note 1)	—	77

Increase from capital share transactions (Note 4)	4,967,642	3,499,920

Total increase in net assets	5,608,379	3,510,398

NET ASSETS

Beginning of period	3,957,476	447,078

End of period	$9,565,855	$3,957,476

Undistributed net investment income, end of period	$ 69,815	$ 3,567

* Unaudited

The accompanying notes are an integral part of these financial statements.

Statement of changes in net assets (Continued)

2045 Fund

INCREASE IN NET ASSETS
	Six months ended	Year ended
	1/31/07*	7/31/06

Operations:
Net investment income	$ 853,165	$ 249,622

Net realized gain on underlying Putnam fund shares	2,372,279	1,263,206

Net unrealized appreciation (depreciation)
on underlying Putnam fund shares	1,010,689	(335,452)

Net increase in net assets resulting from operations	4,236,133	1,177,376

Distributions to shareholders (Note 1)

From ordinary income

Net investment income

Class A	(339,437)	(166,913)

Class B	(1,444)	(218)

Class C	(113)	(78)

Class M	(67)	(87)

Class R	(1,222)	—

Class Y	(211,146)	(126,139)

Net realized short-term gain on investments

Class A	(121,393)	(349,962)

Class B	(710)	(603)

Class C	(68)	(314)

Class M	(41)	(271)

Class R	(416)	—

Class Y	(68,070)	(238,800)

From net realized long-term gain on investments

Class A	(754,391)	—

Class B	(4,414)	—

Class C	(421)	—

Class M	(253)	—

Class R	(2,585)	—

Class Y	(423,018)	—

Redemption fees (Note 1)	229	401

Increase from capital share transactions (Note 4)	7,832,690	9,186,199

Total increase in net assets	10,139,843	9,480,591

NET ASSETS

Beginning of period	25,579,534	16,098,943

End of period	$35,719,377	$25,579,534

Undistributed net investment income, end of period	$ 323,527	$ 23,791

* Unaudited

The accompanying notes are an integral part of these financial statements.

Statement of changes in net assets (Continued)

2040 Fund

INCREASE IN NET ASSETS
	Six months ended	Year ended
	1/31/07*	7/31/06

Operations:
Net investment income	$ 1,095,674	$ 353,517

Net realized gain on underlying Putnam fund shares	2,892,404	1,776,972

Net unrealized appreciation (depreciation)
on underlying Putnam fund shares	1,451,998	(538,066)

Net increase in net assets resulting from operations	5,440,076	1,592,423

Distributions to shareholders (Note 1)

From ordinary income

Net investment income

Class A	(491,393)	(234,538)

Class B	(2,749)	(483)

Class C	(43)	(10)

Class M	(464)	(131)

Class R	(1,252)	—

Class Y	(262,203)	(146,479)

Net realized short-term gain on investments

Class A	(128,605)	(534,325)

Class B	(904)	(1,625)

Class C	(15)	(43)

Class M	(146)	(423)

Class R	(339)	—

Class Y	(61,966)	(299,882)

From net realized long-term gain on investments

Class A	(1,134,065)	—

Class B	(7,972)	—

Class C	(129)	—

Class M	(1,284)	—

Class R	(2,994)	—

Class Y	(546,427)	—

Redemption fees (Note 1)	—	368

Increase from capital share transactions (Note 4)	7,891,491	12,936,322

Total increase in net assets	10,688,617	13,311,174

NET ASSETS

Beginning of period	34,574,341	21,263,167

End of period	$45,262,958	$34,574,341

Undistributed net investment income, end of period	$ 408,559	$ 70,989

* Unaudited

The accompanying notes are an integral part of these financial statements.

Statement of changes in net assets (Continued)

2035 Fund

INCREASE IN NET ASSETS
	Six months ended	Year ended
	1/31/07*	7/31/06

Operations:
Net investment income	$ 1,675,892	$ 742,955

Net realized gain on underlying Putnam fund shares	4,440,635	3,272,167

Net unrealized appreciation (depreciation)
on underlying Putnam fund shares	2,174,382	(1,048,506)

Net increase in net assets resulting from operations	8,290,909	2,966,616

Distributions to shareholders (Note 1)

From ordinary income

Net investment income

Class A	(739,867)	(415,033)

Class B	(5,989)	(2,451)

Class C	(935)	(12)

Class M	(725)	(327)

Class R	(1,577)	—

Class Y	(520,626)	(359,130)

Net realized short-term gain on investments

Class A	(1,525)	(872,564)

Class B	(16)	(5,959)

Class C	(2)	(43)

Class M	(2)	(885)

Class R	(3)	(6)

Class Y	(971)	(679,478)

From net realized long-term gain on investments

Class A	(1,981,115)	(5,644)

Class B	(21,388)	(39)

Class C	(2,569)	—

Class M	(2,432)	(6)

Class R	(4,068)	—

Class Y	(1,261,418)	(4,395)

Redemption fees (Note 1)	39	5

Increase from capital share transactions (Note 4)	7,814,852	15,826,585

Total increase in net assets	11,560,572	16,447,234

NET ASSETS

Beginning of period	58,540,221	42,092,987

End of period	$70,100,793	$58,540,221

Undistributed net investment income, end of period	$ 594,660	$ 188,487

* Unaudited

The accompanying notes are an integral part of these financial statements.

Statement of changes in net assets (Continued)

2030 Fund

INCREASE IN NET ASSETS
	Six months ended	Year ended
	1/31/07*	7/31/06

Operations:
Net investment income	$ 2,430,456	$ 1,297,288

Net realized gain on underlying Putnam fund shares	6,803,344	4,688,975

Net unrealized appreciation (depreciation)
on underlying Putnam fund shares	2,599,450	(1,426,516)

Net increase in net assets resulting from operations	11,833,250	4,559,747

Distributions to shareholders (Note 1)

From ordinary income

Net investment income

Class A	(1,131,581)	(645,707)

Class B	(8,130)	(4,028)

Class C	(244)	(639)

Class M	(15,295)	(779)

Class R	(2,298)	(844)

Class Y	(836,926)	(651,675)

Net realized short-term gain on investments

Class A	(1,486)	(1,184,385)

Class B	(15)	(9,681)

Class C	(1)	(1,367)

Class M	(22)	(1,738)

Class R	(3)	(1,482)

Class Y	(1,000)	(1,079,684)

From net realized long-term gain on investments

Class A	(2,794,404)	(11,612)

Class B	(27,354)	(95)

Class C	(1,457)	(13)

Class M	(41,645)	(17)

Class R	(6,061)	(15)

Class Y	(1,880,333)	(10,585)

Redemption fees (Note 1)	11	920

Increase from capital share transactions (Note 4)	6,036,396	18,421,092

Total increase in net assets	11,121,402	19,377,413

NET ASSETS

Beginning of period	89,729,015	70,351,602

End of period	$100,850,417	$89,729,015

Undistributed net investment income, end of period	$ 836,894	$ 400,912

* Unaudited

The accompanying notes are an integral part of these financial statements.

Statement of changes in net assets (Continued)

2025 Fund

INCREASE IN NET ASSETS
	Six months ended	Year ended
	1/31/07*	7/31/06

Operations:
Net investment income	$ 3,171,840	$ 2,057,344

Net realized gain on underlying Putnam fund shares	8,632,428	7,562,091

Net unrealized appreciation (depreciation)
on underlying Putnam fund shares	3,343,525	(2,964,957)

Net increase in net assets resulting from operations	15,147,793	6,654,478

Distributions to shareholders (Note 1)

From ordinary income

Net investment income

Class A	(1,476,514)	(980,942)

Class B	(15,423)	(4,935)

Class C	(2,156)	(705)

Class M	(4,808)	(3,000)

Class R	(2,938)	(37)

Class Y	(1,317,622)	(1,051,074)

Net realized short-term gain on investments

Class A	—	(1,681,714)

Class B	—	(10,597)

Class C	—	(1,682)

Class M	—	(6,352)

Class R	—	(70)

Class Y	—	(1,624,261)

From net realized long-term gain on investments

Class A	(3,869,888)	(2,161)

Class B	(51,783)	(14)

Class C	(7,656)	(2)

Class M	(15,943)	(8)

Class R	(7,627)	—

Class Y	(3,130,990)	(2,087)

Redemption fees (Note 1)	—	821

Increase from capital share transactions (Note 4)	5,059,948	11,762,047

Total increase in net assets	10,304,393	13,047,705

NET ASSETS

Beginning of period	122,675,337	109,627,632

End of period	$132,979,730	$122,675,337

Undistributed net investment income, end of period	$ 1,051,442	$ 699,063

* Unaudited

The accompanying notes are an integral part of these financial statements.

Statement of changes in net assets (Continued)

2020 Fund

INCREASE IN NET ASSETS
	Six months ended	Year ended
	1/31/07*	7/31/06

Operations:
Net investment income	$ 3,793,989	$ 2,784,060

Net realized gain on underlying Putnam fund shares	8,705,912	7,015,353

Net unrealized appreciation (depreciation)
on underlying Putnam fund shares	4,296,934	(3,925,439)

Net increase in net assets resulting from operations	16,796,835	5,873,974

Distributions to shareholders (Note 1)

From ordinary income

Net investment income

Class A	(2,219,236)	(1,169,602)

Class B	(12,653)	(5,464)

Class C	(1,638)	(1,091)

Class M	(12,118)	(6,518)

Class R	(2,995)	(1,096)

Class Y	(1,513,866)	(1,260,545)

Net realized short-term gain on investments

Class A	(1,319)	(1,497,711)

Class B	(9)	(8,487)

Class C	(2)	(1,862)

Class M	(9)	(9,658)

Class R	(2)	(1,305)

Class Y	(826)	(1,466,727)

From net realized long-term gain on investments

Class A	(4,451,666)	(3,510)

Class B	(31,882)	(20)

Class C	(4,865)	(4)

Class M	(29,102)	(23)

Class R	(6,407)	(3)

Class Y	(2,786,572)	(3,437)

Redemption fees (Note 1)	—	353

Increase (decrease) from capital share transactions (Note 4)	(899,643)	35,018,689

Total increase in net assets	4,822,025	35,455,953

NET ASSETS

Beginning of period	155,895,735	120,439,782

End of period	$160,717,760	$155,895,735

Undistributed net investment income, end of period	$ 1,271,850	$ 1,240,367

* Unaudited

The accompanying notes are an integral part of these financial statements.

Statement of changes in net assets (Continued)

2015 Fund

INCREASE (DECREASE) IN NET ASSETS
	Six months ended	Year ended
	1/31/07*	7/31/06

Operations:
Net investment income	$ 3,557,194	$ 2,978,581

Net realized gain on underlying Putnam fund shares	5,832,846	7,232,417

Net unrealized appreciation (depreciation)
on underlying Putnam fund shares	3,182,560	(5,734,750)

Net increase in net assets resulting from operations	12,572,600	4,476,248

Distributions to shareholders (Note 1)

From ordinary income

Net investment income

Class A	(2,262,336)	(1,340,947)

Class B	(14,895)	(3,935)

Class C	(4,123)	(2,633)

Class M	(3,083)	(3,386)

Class R	(268)	(720)

Class Y	(1,454,847)	(1,424,368)

Net realized short-term gain on investments

Class A	(14,418)	(2,034,022)

Class B	(115)	(6,839)

Class C	(36)	(4,596)

Class M	(25)	(5,918)

Class R	(2)	(1,037)

Class Y	(8,618)	(1,977,837)

From net realized long-term gain on investments

Class A	(3,687,110)	(2,511)

Class B	(29,361)	(8)

Class C	(9,131)	(6)

Class M	(6,321)	(7)

Class R	(479)	(1)

Class Y	(2,203,815)	(2,442)

Redemption fees (Note 1)	20	36

Increase (decrease) from capital share transactions (Note 4)	15,603,519	(8,359,668)

Total increase (decrease) in net assets	18,477,156	(10,694,597)

NET ASSETS

Beginning of period	130,264,097	140,958,694

End of period	$148,741,253	$130,264,097

Undistributed net investment income, end of period	$ 1,247,686	$ 1,430,044

* Unaudited

The accompanying notes are an integral part of these financial statements.

Statement of changes in net assets (Continued)

2010 Fund

INCREASE (DECREASE) IN NET ASSETS
	Six months ended	Year ended
	1/31/07*	7/31/06

Operations:
Net investment income	$ 1,877,356	$ 2,464,799

Net realized gain on underlying Putnam fund shares	1,912,505	2,454,626

Net unrealized appreciation (depreciation)
on underlying Putnam fund shares	1,679,809	(2,804,430)

Net increase in net assets resulting from operations	5,469,670	2,114,995

Distributions to shareholders (Note 1)

From ordinary income

Net investment income

Class A	(1,619,352)	(1,011,730)

Class B	(8,771)	(1,365)

Class C	(1,130)	(720)

Class M	(4,082)	(2,636)

Class R	(2,705)	(2,459)

Class Y	(1,140,275)	(1,004,002)

Net realized short-term gain on investments

Class A	(17,103)	(665,612)

Class B	(108)	(1,306)

Class C	(15)	(535)

Class M	(49)	(1,823)

Class R	(31)	(1,537)

Class Y	(11,264)	(608,118)

From net realized long-term gain on investments

Class A	(1,598,362)	(9,984)

Class B	(10,058)	(20)

Class C	(1,390)	(8)

Class M	(4,627)	(27)

Class R	(2,895)	(23)

Class Y	(1,052,719)	(9,122)

Redemption fees (Note 1)	—	1,403

Increase (decrease) from capital share transactions (Note 4)	(10,058,878)	3,792,860

Total increase (decrease) in net assets	(10,064,144)	2,588,231

NET ASSETS

Beginning of period	86,526,148	83,937,917

End of period	$ 76,462,004	$86,526,148

Undistributed net investment income, end of period	$ 494,345	$ 1,393,304

* Unaudited

The accompanying notes are an integral part of these financial statements.

Statement of changes in net assets (Continued)

Maturity Fund

DECREASE IN NET ASSETS
	Six months ended	Year ended
	1/31/07*	7/31/06

Operations:
Net investment income	$ 1,076,342	$ 1,420,408

Net realized gain on underlying Putnam fund shares	659,442	726,852

Net unrealized appreciation (depreciation)
on underlying Putnam fund shares	944,084	(1,309,034)

Net increase in net assets resulting from operations	2,679,868	838,226

Distributions to shareholders (Note 1)

From ordinary income

Net investment income

Class A	(685,497)	(946,095)

Class B	(2,458)	(2,943)

Class C	(394)	(26)

Class M	(1,593)	(416)

Class R	(1,273)	(183)

Class Y	(244,913)	(536,359)

Net realized short-term gain on investments

Class A	(14,502)	(384,904)

Class B	(61)	(1,631)

Class C	(11)	(13)

Class M	(37)	(40)

Class R	(32)	(13)

Class Y	(4,384)	(186,875)

From net realized long-term gain on investments

Class A	(503,150)	—

Class B	(2,123)	—

Class C	(370)	—

Class M	(1,276)	—

Class R	(1,098)	—

Class Y	(152,111)	—

Redemption fees (Note 1)	—	445

Decrease from capital share transactions (Note 4)	(4,632,806)	(1,202,495)

Total decrease in net assets	(3,568,221)	(2,423,322)

NET ASSETS

Beginning of period	45,224,493	47,647,815

End of period	$41,656,272	$45,224,493

Undistributed net investment income, end of period	$ 190,402	$ 50,188

* Unaudited

The accompanying notes are an integral part of these financial statements.

This page left blank intentionally.

Financial highlights (For a common share outstanding throughout the period)

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:						RATIOS AND SUPPLEMENTAL DATA:

			Net							Total			Ratio of net
	Net asset		realized and	Total	From	From			Net asset	return	Net	Ratio of	investment
	value,	Net	unrealized	from	net	net realized			value,	at net	assets,	expenses to	income (loss)	Portfolio
	beginning	investment	gain (loss) on	investment	investment	gain on	Total	Redemption	end	asset	end of period	average net	to average	turnover
Period ended	of period	income (loss)(a)(f)	investments	operations	income	investments	distributions	fees	of period	value (%)(b)	(in thousands)	assets (%)(c)(d)	net assets (%)(d)(f)	(%)

Putnam RetirementReady 2050 Fund

CLASS A
January 31, 2007†	$56.44	1.79	6.71	8.50	(.99)	(1.02)	(2.01)	—	$62.93	15.12*	$7,136	.16*	2.97*	39.93*
July 31, 2006	54.36	.48	3.33	3.81	(.80)	(.93)	(1.73)	—(e)	56.44	7.07	2,852.35		.86	96.90
July 31, 2005**	50.00	(.01)	4.37	4.36	—	—	—	—	54.36	8.72*	274	.09*	(.02)*	24.76*

CLASS B
January 31, 2007†	$56.18	1.55	6.68	8.23	(.70)	(1.02)	(1.72)	—	$62.69	14.72*	$122	.54*	2.59*	39.93*
July 31, 2006	54.25	.24	3.14	3.38	(.52)	(.93)	(1.45)	—(e)	56.18	6.26	45	1.10	.43	96.90
July 31, 2005**	50.00	(.08)	4.33	4.25	—	—	—	—	54.25	8.50*	31	.28*	(.16)*	24.76*

CLASS C
January 31, 2007†	$56.21	1.31	6.93	8.24	(.43)	(1.02)	(1.45)	—	$63.00	14.70*	$1	.54*	2.19*	39.93*
July 31, 2006	54.25	.73	2.66	3.39	(.50)	(.93)	(1.43)	—(e)	56.21	6.29	1	1.10	1.31	96.90
July 31, 2005**	50.00	(.08)	4.33	4.25	—	—	—	—	54.25	8.50*	4	.28*	(.16)*	24.76*

CLASS M
January 31, 2007†	$56.28	1.51	6.80	8.31	(.66)	(1.02)	(1.68)	—	$62.91	14.82*	$2	.41*	2.50*	39.93*
July 31, 2006	54.28	.45	3.07	3.52	(.59)	(.93)	(1.52)	—(e)	56.28	6.52	3.85		.78	96.90
July 31, 2005**	50.00	(.05)	4.33	4.28	—	—	—	—	54.28	8.56*	3	.22*	(.09)*	24.76*

CLASS R
January 31, 2007†	$56.37	1.72	6.69	8.41	(.93)	(1.02)	(1.95)	—	$62.83	15.00*	$25	.29*	2.86*	39.93*
July 31, 2006	54.32	.22	3.43	3.65	(.67)	(.93)	(1.60)	—(e)	56.37	6.75	10.60		.40	96.90
July 31, 2005**	50.00	(.02)	4.34	4.32	—	—	—	—	54.32	8.64*	1	.15*	(.04)*	24.76*

CLASS Y
January 31, 2007†	$56.57	1.85	6.75	8.60	(1.06)	(1.02)	(2.08)	—	$63.09	15.28*	$2,279	.04*	3.07*	39.93*
July 31, 2006	54.38	.62	3.34	3.96	(.84)	(.93)	(1.77)	—(e)	56.57	7.34	1,047.10		1.09	96.90
July 31, 2005**	50.00	.03	4.35	4.38	—	—	—	—	54.38	8.76*	134	.03*	.05*	24.76*

See page 90 for Notes to Financial Highlights.

The accompanying notes are an integral part of these financial statements.

70	71

Financial highlights (For a common share outstanding throughout the period) (Continued)

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:						RATIOS AND SUPPLEMENTAL DATA:

			Net							Total			Ratio of net
	Net asset		realized and	Total	From	From			Net asset	return	Net	Ratio of	investment
	value,	Net	unrealized	from	net	net realized			value,	at net	assets,	expenses to	income (loss)	Portfolio
	beginning	investment	gain (loss) on	investment	investment	gain on	Total	Redemption	end	asset	end of period	average net	to average	turnover
Period ended	of period	income (loss)(a)(f)	investments	operations	income	investments	distributions	fees	of period	value (%)(b)	(in thousands)	assets (%)(c)(d)	net assets (%)(d)(f)	(%)

Putnam RetirementReady 2045 Fund

CLASS A
January 31, 2007†	$72.28	2.13	8.71	10.84	(1.32)	(3.40)	(4.72)	—(e)	$78.40	15.13*	$22,075	.16*	2.78*	31.22*
July 31, 2006	70.75	.83	4.42	5.25	(1.20)	(2.52)	(3.72)	—(e)	72.28	7.50	15,085.35		1.14	55.76
July 31, 2005***	63.42	.28	7.63	7.91	(.58)	—	(.58)	—	70.75	12.51*	8,136	.26*	.41*	42.17*

CLASS B
January 31, 2007†	$69.98	1.68	8.52	10.20	(.96)	(3.40)	(4.36)	—(e)	$75.82	14.70*	$123	.54*	2.26*	31.22*
July 31, 2006	68.83	(.01)	4.59	4.58	(.91)	(2.52)	(3.43)	—(e)	69.98	6.71	81	1.10	(.01)	55.76
July 31, 2005***	62.00	(.24)	7.58	7.34	(.51)	—	(.51)	—	68.83	11.87*	17	.82*	(.37)*	42.17*

CLASS C
January 31, 2007†	$70.27	1.70	8.53	10.23	(.78)	(3.40)	(4.18)	—(e)	$76.32	14.69*	$12	.54*	2.28*	31.22*
July 31, 2006	68.84	.32	4.26	4.58	(.63)	(2.52)	(3.15)	—(e)	70.27	6.70	9	1.10	.46	55.76
July 31, 2005***	62.00	(.26)	7.61	7.35	(.51)	—	(.51)	—	68.84	11.89*	10	.82*	(.39)*	42.17*

CLASS M
January 31, 2007†	$70.38	1.71	8.65	10.36	(.77)	(3.40)	(4.17)	—(e)	$76.57	14.85*	$6	.41*	2.29*	31.22*
July 31, 2006	68.94	.51	4.26	4.77	(.81)	(2.52)	(3.33)	—(e)	70.38	6.97	8.85		.72	55.76
July 31, 2005***	62.00	(.06)	7.54	7.48	(.54)	—	(.54)	—	68.94	12.09*	9	.64*	(.09)*	42.17*

CLASS R
January 31, 2007†	$73.67	3.25	7.69	10.94	(1.38)	(3.40)	(4.78)	—(e)	$79.83	15.00*	$80	.29*	4.19*	31.22*
July 31, 2006 (1)	72.20	(.06)	1.53	1.47	—	—	—	—(e)	73.67	2.04*	19	.36*	(.09)*	55.76
December 19, 2005 (2)	69.06	1.48	1.66	3.14	—	—	—	—	72.20	4.55*	—	.23*	2.12*	36.08*
July 31, 2005***	62.00	.30	7.32	7.62	(.56)	—	(.56)	—	69.06	12.33*	1	.45*	.45*	42.17*

CLASS Y
January 31, 2007†	$78.94	2.43	9.53	11.96	(1.46)	(3.40)	(4.86)	—(e)	$86.04	15.29*	$13,423	.03*	2.90*	31.22*
July 31, 2006	76.88	1.09	4.82	5.91	(1.33)	(2.52)	(3.85)	—(e)	78.94	7.77	10,378.10		1.37	55.76
July 31, 2005***	68.76	.46	8.26	8.72	(.60)	—	(.60)	—	76.88	12.72*	7,926	.07*	.63*	42.17*

See page 90 for Notes to Financial Highlights.

The accompanying notes are an integral part of these financial statements.

72	73

Financial highlights (For a common share outstanding throughout the period) (Continued)

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:						RATIOS AND SUPPLEMENTAL DATA:

			Net							Total			Ratio of net
	Net asset		realized and	Total	From	From			Net asset	return	Net	Ratio of	investment
	value,	Net	unrealized	from	net	net realized			value,	at net	assets,	expenses to	income (loss)	Portfolio
	beginning	investment	gain (loss) on	investment	investment	gain on	Total	Redemption	end	asset	end of period	average net	to average	turnover
Period ended	of period	income (loss)(a)(f)	investments	operations	income	investments	distributions	fees	of period	value (%)(b)	(in thousands)	assets (%)(c)(d)	net assets (%)(d)(f)	(%)

Putnam RetirementReady 2040 Fund

CLASS A
January 31, 2007†	$72.11	2.05	8.31	10.36	(1.39)	(3.56)	(4.95)	—	$77.52	14.51*	$29,986	.16*	2.69*	29.30*
July 31, 2006	70.81	.89	4.28	5.17	(1.18)	(2.69)	(3.87)	—(e)	72.11	7.38	21,829.35		1.24	54.52
July 31, 2005***	63.50	.32	7.51	7.83	(.52)	—	(.52)	—(e)	70.81	12.37*	12,230	.26*	.48*	39.79*

CLASS B
January 31, 2007†	$69.82	1.85	7.88	9.73	(1.10)	(3.56)	(4.66)	—	$74.89	14.09*	$214	.54*	2.53*	29.30*
July 31, 2006	68.82	.15	4.34	4.49	(.80)	(2.69)	(3.49)	—(e)	69.82	6.58	127	1.10	.22	54.52
July 31, 2005***	62.00	(.25)	7.52	7.27	(.45)	—	(.45)	—(e)	68.82	11.75*	37	.82*	(.38)*	39.79*

CLASS C
January 31, 2007†	$70.00	1.78	7.98	9.76	(1.06)	(3.56)	(4.62)	—	$75.14	14.09*	$3	.54*	2.44*	29.30*
July 31, 2006	68.83	.32	4.18	4.50	(.64)	(2.69)	(3.33)	—(e)	70.00	6.60	2	1.10	.46	54.52
July 31, 2005***	62.00	.06	7.22	7.28	(.45)	—	(.45)	—(e)	68.83	11.77*	1	.82*	.09*	39.79*

CLASS M
January 31, 2007†	$70.03	1.81	8.05	9.86	(1.16)	(3.56)	(4.72)	—	$75.17	14.22*	$40	.41*	2.46*	29.30*
July 31, 2006	68.88	.45	4.22	4.67	(.83)	(2.69)	(3.52)	—(e)	$70.03	6.85	23.85		.64	54.52
July 31, 2005***	62.00	.07	7.33	7.40	(.52)	—	(.52)	—(e)	68.88	11.96*	11	.64*	.11*	39.79*

CLASS R
January 31, 2007†	$73.56	2.08	8.39	10.47	(1.34)	(3.56)	(4.90)	—	$79.13	14.38*	$92	.29*	2.68*	29.30*
July 31, 2006 (1)	72.11	.04	1.41	1.45	—	—	—	—(e)	73.56	2.01*	46	.36*	.05*	54.52
December 19, 2005 (2)	69.04	1.47	1.60	3.07	—	—	—	—	72.11	4.45*	—	.23*	2.10*	39.73*
July 31, 2005***	62.00	.31	7.23	7.54	(.50)	—	(.50)	—(e)	69.04	12.20*	1	.45*	.47*	39.79*

CLASS Y
January 31, 2007†	$78.47	2.33	9.06	11.39	(1.54)	(3.56)	(5.10)	—	$84.76	14.66*	$14,927	.03*	2.80*	29.30*
July 31, 2006	76.67	1.15	4.65	5.80	(1.31)	(2.69)	(4.00)	—(e)	78.47	7.66	12,548.10		1.46	54.52
July 31, 2005***	68.61	.50	8.10	8.60	(.54)	—	(.54)	—(e)	76.67	12.58*	8,983	.07*	.68*	39.79*

See page 90 for Notes to Financial Highlights.

The accompanying notes are an integral part of these financial statements.

74	75

Financial highlights (For a common share outstanding throughout the period) (Continued)

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:						RATIOS AND SUPPLEMENTAL DATA:

			Net							Total			Ratio of net
	Net asset		realized and	Total	From	From			Net asset	return	Net	Ratio of	investment
	value,	Net	unrealized	from	net	net realized			value,	at net	assets,	expenses to	income (loss)	Portfolio
	beginning	investment	gain (loss) on	investment	investment	gain on	Total	Redemption	end	asset	end of period	average net	to average	turnover
Period ended	of period	income (loss)(a)(f)	investments	operations	income	investments	distributions	fees	of period	value (%)(b)	(in thousands)	assets (%)(c)(d)	net assets (%)(d)(f)	(%)

Putnam RetirementReady 2035 Fund

CLASS A
January 31, 2007†	$70.33	1.93	7.74	9.67	(1.46)	(3.90)	(5.36)	—(e)	$74.64	13.89*	$42,069	.16*	2.61*	29.45*
July 31, 2006	69.50	1.00	3.73	4.73	(1.25)	(2.65)	(3.90)	—(e)	70.33	6.87	31,513.35		1.41	51.70
July 31, 2005***	62.61	.38	6.96	7.34	(.45)	—	(.45)	—	69.50	11.76*	21,274	.26*	.58*	36.45*

CLASS B
January 31, 2007†	$67.68	1.68	7.33	9.01	(1.09)	(3.90)	(4.99)	—(e)	$71.70	13.45*	$417	.54*	2.36*	29.45*
July 31, 2006	67.35	.38	3.68	4.06	(1.08)	(2.65)	(3.73)	—(e)	67.68	6.08	308	1.10	.55	51.70
July 31, 2005***	61.00	(.08)	6.87	6.79	(.44)	—	(.44)	—	67.35	11.15*	67	.82*	(.13)*	36.45*

CLASS C
January 31, 2007†	$68.13	2.31	6.76	9.07	(1.42)	(3.90)	(5.32)	—(e)	$71.88	13.46*	$52	.54*	3.23*	29.45*
July 31, 2006	67.41	.18	3.92	4.10	(.73)	(2.65)	(3.38)	—(e)	68.13	6.13	7	1.10	.26	51.70
July 31, 2005***	61.00	.10	6.69	6.79	(.38)	—	(.38)	—	67.41	11.15*	1	.82*	.15*	36.45*

CLASS M
January 31, 2007†	$68.10	1.70	7.46	9.16	(1.16)	(3.90)	(5.06)	—(e)	$72.20	13.59*	$54	.41*	2.37*	29.45*
July 31, 2006	67.47	.56	3.69	4.25	(.97)	(2.65)	(3.62)	—(e)	68.10	6.35	37.85		.82	51.70
July 31, 2005***	61.00	(.01)	6.92	6.91	(.44)	—	(.44)	—	67.47	11.35*	20	.64*	(.02)*	36.45*

CLASS R
January 31, 2007†	$69.31	2.41	7.01	9.42	(1.51)	(3.90)	(5.41)	—(e)	$73.32	13.74*	$132	.29*	3.33*	29.45*
July 31, 2006	67.61	.65	3.70	4.35	—	(2.65)	(2.65)	—(e)	69.31	6.48	25.60		.96	51.70
July 31, 2005***	61.00	.35	6.70	7.05	(.44)	—	(.44)	—	67.61	11.58*	1	.45*	.52*	36.45*

CLASS Y
January 31, 2007†	$76.67	2.14	8.50	10.64	(1.61)	(3.90)	(5.51)	—(e)	$81.80	14.02*	$27,376	.03*	2.65*	29.45*
July 31, 2006	75.37	1.25	4.09	5.34	(1.39)	(2.65)	(4.04)	—(e)	76.67	7.16	26,650.10		1.63	51.70
July 31, 2005***	67.76	.56	7.52	8.08	(.47)	—	(.47)	—	75.37	11.96*	20,730	.07*	.77*	36.45*

See page 90 for Notes to Financial Highlights.

The accompanying notes are an integral part of these financial statements.

76	77

Financial highlights (For a common share outstanding throughout the period) (Continued)

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:						RATIOS AND SUPPLEMENTAL DATA:

			Net							Total			Ratio of net
	Net asset		realized and	Total	From	From			Net asset	return	Net	Ratio of	investment
	value,	Net	unrealized	from	net	net realized			value,	at net	assets,	expenses to	income (loss)	Portfolio
	beginning	investment	gain (loss) on	investment	investment	gain on	Total	Redemption	end	asset	end of period	average net	to average	turnover
Period ended	of period	income (loss)(a)(f)	investments	operations	income	investments	distributions	fees	of period	value (%)(b)	(in thousands)	assets (%)(c)(d)	net assets (%)(d)(f )	(%)

Putnam RetirementReady 2030 Fund

CLASS A
January 31, 2007†	$69.46	1.86	7.23	9.09	(1.52)	(3.76)	(5.28)	—(e)	$73.27	13.24*	$59,129	.16*	2.54*	32.41*
July 31, 2006	68.65	1.10	3.36	4.46	(1.28)	(2.37)	(3.65)	—(e)	69.46	6.57	46,153.35		1.57	48.81
July 31, 2005***	62.16	.44	6.47	6.91	(.42)	—	(.42)	—	68.65	11.14*	32,720	.26*	.66*	34.59*

CLASS B
January 31, 2007†	$67.56	1.64	6.93	8.57	(1.12)	(3.76)	(4.88)	—(e)	$71.25	12.82*	$573	.54*	2.32*	32.41*
July 31, 2006	67.07	.59	3.25	3.84	(.98)	(2.37)	(3.35)	—(e)	67.56	5.77	302	1.10	.86	48.81
July 31, 2005***	61.00	(.13)	6.55	6.42	(.35)	—	(.35)	—	67.07	10.54*	225	.82*	(.20)*	34.59*

CLASS C
January 31, 2007†	$67.43	1.05	7.51	8.56	(.63)	(3.76)	(4.39)	—(e)	$71.60	12.81*	$40	.54*	1.46*	32.41*
July 31, 2006	67.06	.64	3.20	3.84	(1.10)	(2.37)	(3.47)	—(e)	67.43	5.77	43	1.10	.95	48.81
July 31, 2005***	61.00	(.06)	6.47	6.41	(.35)	—	(.35)	—	67.06	10.52*	22	.82*	(.10)*	34.59*

CLASS M
January 31, 2007†	$67.73	1.68	7.00	8.68	(1.38)	(3.76)	(5.14)	—(e)	$71.27	12.96*	$731	.41*	2.38*	32.41*
July 31, 2006	67.14	.37	3.64	4.01	(1.05)	(2.37)	(3.42)	—(e)	67.73	6.03	604.85		.54	48.81
July 31, 2005***	61.00	.02	6.52	6.54	(.40)	—	(.40)	—	67.14	10.74*	43	.64*	.03*	34.59*

CLASS R
January 31, 2007†	$67.75	1.78	6.99	8.77	(1.43)	(3.76)	(5.19)	—(e)	$71.33	13.08*	$135	.28*	2.50*	32.41*
July 31, 2006	67.27	.87	3.31	4.18	(1.33)	(2.37)	(3.70)	—(e)	67.75	6.29	81.60		1.28	48.81
July 31, 2005***	61.00	.39	6.28	6.67	(.40)	—	(.40)	—	67.27	10.96*	1	.45*	.58*	34.59*

CLASS Y
January 31, 2007†	$75.11	2.02	7.92	9.94	(1.67)	(3.76)	(5.43)	—(e)	$79.62	13.38*	$40,242	.03*	2.56*	32.41*
July 31, 2006	73.90	1.35	3.65	5.00	(1.42)	(2.37)	(3.79)	—(e)	75.11	6.84	42,547.10		1.79	48.81
July 31, 2005***	66.78	.57	6.99	7.56	(.44)	—	(.44)	—	73.90	11.35*	37,340	.07*	.81*	34.59*

See page 90 for Notes to Financial Highlights.

The accompanying notes are an integral part of these financial statements.

78	79

Financial highlights (For a common share outstanding throughout the period) (Continued)

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:						RATIOS AND SUPPLEMENTAL DATA:

			Net							Total			Ratio of net
	Net asset		realized and	Total	From	From			Net asset	return	Net	Ratio of	investment
	value,	Net	unrealized	from	net	net realized			value,	at net	assets,	expenses to	income (loss)	Portfolio
	beginning	investment	gain (loss) on	investment	investment	gain on	Total	Redemption	end	asset	end of period	average net	to average	turnover
Period ended	of period	income (loss)(a)(f)	investments	operations	income	investments	distributions	fees	of period	value (%)(b)	(in thousands)	assets (%)(c)(d)	net assets (%)(d)(f)	(%)

Putnam RetirementReady 2025 Fund

CLASS A
January 31, 2007†	$72.98	1.87	7.20	9.07	(1.64)	(4.30)	(5.94)	—	$76.11	12.57*	$75,307	.16*	2.46*	33.81*
July 31, 2006	72.26	1.27	3.15	4.42	(1.36)	(2.34)	(3.70)	—(e)	72.98	6.19	61,670.35		1.74	53.14
July 31, 2005***	65.75	.52	6.39	6.91	(.40)	—	(.40)	—(e)	72.26	10.53*	48,529	.26*	.75*	25.48*

CLASS B
January 31, 2007†	$70.26	1.57	6.87	8.44	(1.28)	(4.30)	(5.58)	—	$73.12	12.14*	$958	.53*	2.14*	33.81*
July 31, 2006	69.94	.59	3.16	3.75	(1.09)	(2.34)	(3.43)	—(e)	70.26	5.40	717	1.10	.84	53.14
July 31, 2005***	64.00	(.05)	6.38	6.33	(.39)	—	(.39)	—(e)	69.94	9.91*	211	.82*	(.08)*	25.48*

CLASS C
January 31, 2007†	$70.43	1.59	6.87	8.46	(1.21)	(4.30)	(5.51)	—	$73.38	12.14*	$142	.53*	2.16*	33.81*
July 31, 2006	70.00	.53	3.22	3.75	(.98)	(2.34)	(3.32)	—(e)	70.43	5.41	103	1.10	.74	53.14
July 31, 2005***	64.00	(.04)	6.36	6.32	(.32)	—	(.32)	—(e)	70.00	9.89*	45	.82*	(.05)*	25.48*

CLASS M
January 31, 2007†	$70.55	1.58	6.99	8.57	(1.30)	(4.30)	(5.60)	—	$73.52	12.27*	$304	.41*	2.15*	33.81*
July 31, 2006	70.06	.84	3.09	3.93	(1.10)	(2.34)	(3.44)	—(e)	70.55	5.66	264.85		1.19	53.14
July 31, 2005***	64.00	.11	6.35	6.46	(.40)	—	(.40)	—(e)	70.06	10.12*	173	.64*	.17*	25.48*

CLASS R
January 31, 2007†	$70.70	1.73	6.96	8.69	(1.66)	(4.30)	(5.96)	—	$73.43	12.43*	$151	.28*	2.35*	33.81*
July 31, 2006	70.21	.65	3.47	4.12	(1.29)	(2.34)	(3.63)	—(e)	70.70	5.93	111.60		.97	53.14
July 31, 2005***	64.00	.42	6.17	6.59	(.38)	—	(.38)	—(e)	70.21	10.31*	1	.45*	.64*	25.48*

CLASS Y
January 31, 2007†	$73.28	1.93	7.27	9.20	(1.81)	(4.30)	(6.11)	—	$76.37	12.70*	$56,119	.03*	2.52*	33.81*
July 31, 2006	72.50	1.42	3.21	4.63	(1.51)	(2.34)	(3.85)	—(e)	73.28	6.47	59,810.10		1.93	53.14
July 31, 2005***	65.87	.63	6.42	7.05	(.42)	—	(.42)	—(e)	72.50	10.72*	60,668	.07*	.90*	25.48*

See page 90 for Notes to Financial Highlights.

The accompanying notes are an integral part of these financial statements.

80	81

Financial highlights (For a common share outstanding throughout the period) (Continued)

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:						RATIOS AND SUPPLEMENTAL DATA:

			Net							Total			Ratio of net
	Net asset		realized and	Total	From	From			Net asset	return	Net	Ratio of	investment
	value,	Net	unrealized	from	net	net realized			value,	at net	assets,	expenses to	income (loss)	Portfolio
	beginning	investment	gain (loss) on	investment	investment	gain on	Total	Redemption	end	asset	end of period	average net	to average	turnover
Period ended	of period	income (loss)(a)(f)	investments	operations	income	investments	distributions	fees	of period	value (%)(b)	(in thousands)	assets (%)(c)(d)	net assets (%)(d)(f)	(%)

Putnam RetirementReady 2020 Fund

CLASS A
January 31, 2007†	$66.20	1.66	5.74	7.40	(1.68)	(3.38)	(5.06)	—	$68.54	11.29*	$99,077	.16*	2.41*	32.33*
July 31, 2006	66.06	1.28	1.90	3.18	(1.33)	(1.71)	(3.04)	—(e)	66.20	4.86	81,232.35		1.93	46.91
July 31, 2005***	60.69	.54	5.16	5.70	(.33)	—	(.33)	—	66.06	9.41*	53,180	.26*	.85*	30.16*

CLASS B
January 31, 2007†	$64.77	1.43	5.54	6.97	(1.34)	(3.38)	(4.72)	—	$67.02	10.85*	$709	.53*	2.13*	32.33*
July 31, 2006	64.94	.77	1.87	2.64	(1.10)	(1.71)	(2.81)	—(e)	64.77	4.08	543	1.10	1.18	46.91
July 31, 2005***	60.00	.08	5.18	5.26	(.32)	—	(.32)	—	64.94	8.79*	241	.82*	.12*	30.16*

CLASS C
January 31, 2007†	$64.89	1.30	5.70	7.00	(1.14)	(3.38)	(4.52)	—	$67.37	10.87*	$144	.53*	1.92*	32.33*
July 31, 2006	64.97	.76	1.87	2.63	(1.00)	(1.71)	(2.71)	—(e)	64.89	4.06	109	1.10	1.16	46.91
July 31, 2005***	60.00	.08	5.19	5.27	(.30)	—	(.30)	—	64.97	8.79*	61	.82*	.12*	30.16*

CLASS M
January 31, 2007†	$64.99	1.47	5.63	7.10	(1.41)	(3.38)	(4.79)	—	$67.30	11.01*	$588	.41*	2.17*	32.33*
July 31, 2006	65.05	.97	1.83	2.80	(1.15)	(1.71)	(2.86)	—(e)	64.99	4.34	535.85		1.49	46.91
July 31, 2005***	60.00	.19	5.20	5.39	(.34)	—	(.34)	—	65.05	9.00*	276	.64*	.30*	30.16*

CLASS R
January 31, 2007†	$65.08	1.59	5.60	7.19	(1.58)	(3.38)	(4.96)	—	$67.31	11.15*	$146	.28*	2.36*	32.33*
July 31, 2006	65.23	1.18	1.81	2.99	(1.43)	(1.71)	(3.14)	—(e)	65.08	4.62	102.60		1.81	46.91
July 31, 2005***	60.00	.44	5.10	5.54	(.31)	—	(.31)	—	65.23	9.25*	1	.45*	.71*	30.16*

CLASS Y
January 31, 2007†	$70.95	1.79	6.23	8.02	(1.83)	(3.38)	(5.21)	—	$73.76	11.41*	$60,055	.03*	2.42*	32.33*
July 31, 2006	70.54	1.56	2.03	3.59	(1.47)	(1.71)	(3.18)	—(e)	70.95	5.13	73,375.10		2.18	46.91
July 31, 2005***	64.69	.68	5.52	6.20	(.35)	—	(.35)	—	70.54	9.60*	66,682	.07*	1.01*	30.16*

See page 90 for Notes to Financial Highlights.

The accompanying notes are an integral part of these financial statements.

82	83

Financial highlights (For a common share outstanding throughout the period) (Continued)

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:						RATIOS AND SUPPLEMENTAL DATA:

			Net							Total			Ratio of net
	Net asset		realized and	Total	From	From			Net asset	return	Net	Ratio of	investment
	value,	Net	unrealized	from	net	net realized			value,	at net	assets,	expenses to	income (loss)	Portfolio
	beginning	investment	gain (loss) on	investment	investment	gain on	Total	Redemption	end	asset	end of period	average net	to average	turnover
Period ended	of period	income (loss)(a)(f)	investments	operations	income	investments	distributions	fees	of period	value (%)(b)	(in thousands)	assets (%)(c)(d)	net assets (%)(d)(f)	(%)

Putnam RetirementReady 2015 Fund

CLASS A
January 31, 2007†	$65.72	1.72	4.35	6.07	(1.73)	(2.82)	(4.55)	—(e)	$67.24	9.31*	$92,500	.16*	2.54*	35.57*
July 31, 2006	67.28	1.54	.93	2.47	(1.60)	(2.43)	(4.03)	—(e)	65.72	3.71	66,033.35		2.31	62.70
July 31, 2005***	62.62	.66	4.28	4.94	(.28)	—	(.28)	—	67.28	7.90*	56,457	.26*	1.01*	26.37*

CLASS B
January 31, 2007†	$64.39	1.48	4.21	5.69	(1.43)	(2.82)	(4.25)	—(e)	$65.83	8.90*	$746	.53*	2.23*	35.57*
July 31, 2006	66.27	.95	1.00	1.95	(1.40)	(2.43)	(3.83)	—(e)	64.39	2.95	372	1.10	1.46	62.70
July 31, 2005***	62.00	.22	4.30	4.52	(.25)	—	(.25)	—	66.27	7.30*	165	.82*	.35*	26.37*

CLASS C
January 31, 2007†	$64.37	1.35	4.33	5.68	(1.27)	(2.82)	(4.09)	—(e)	$65.96	8.89*	$234	.53*	2.03*	35.57*
July 31, 2006	66.25	1.01	.93	1.94	(1.39)	(2.43)	(3.82)	—(e)	64.37	2.93	231	1.10	1.56	62.70
July 31, 2005***	62.00	.25	4.28	4.53	(.28)	—	(.28)	—	66.25	7.32*	90	.82*	.38*	26.37*

CLASS M
January 31, 2007†	$64.67	1.47	4.33	5.80	(1.37)	(2.82)	(4.19)	—(e)	$66.28	9.04*	$161	.41*	2.20*	35.57*
July 31, 2006	66.38	1.24	.87	2.11	(1.39)	(2.43)	(3.82)	—(e)	64.67	3.19	139.85		1.89	62.70
July 31, 2005***	62.00	.35	4.30	4.65	(.27)	—	(.27)	—	66.38	7.52*	142	.64*	.54*	26.37*

CLASS R
January 31, 2007†	$64.74	1.72	4.17	5.89	(1.58)	(2.82)	(4.40)	—(e)	$66.23	9.17*	$18	.28*	2.60*	35.57*
July 31, 2006	66.54	1.82	.50	2.32	(1.69)	(2.43)	(4.12)	—(e)	64.74	3.51	4.60		2.82	62.70
July 31, 2005***	62.00	.55	4.25	4.80	(.26)	—	(.26)	—	66.54	7.75*	1	.45*	.84*	26.37*

CLASS Y
January 31, 2007†	$65.95	1.70	4.48	6.18	(1.86)	(2.82)	(4.68)	—(e)	$67.45	9.45*	$55,081	.03*	2.48*	35.57*
July 31, 2006	67.48	1.67	.98	2.65	(1.75)	(2.43)	(4.18)	—(e)	65.95	3.97	63,487.10		2.49	62.70
July 31, 2005***	62.71	.77	4.30	5.07	(.30)	—	(.30)	—	67.48	8.10*	84,103	.07*	1.18*	26.37*

See page 90 for Notes to Financial Highlights.

The accompanying notes are an integral part of these financial statements.

84	85

Financial highlights (For a common share outstanding throughout the period) (Continued)

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:						RATIOS AND SUPPLEMENTAL DATA:

			Net							Total			Ratio of net
	Net asset		realized and	Total	From	From			Net asset	return	Net	Ratio of	investment
	value,	Net	unrealized	from	net	net realized			value,	at net	assets,	expenses to	income (loss)	Portfolio
	beginning	investment	gain (loss) on	investment	investment	gain on	Total	Redemption	end	asset	end of period	average net	to average	turnover
Period ended	of period	income (loss)(a)(f)	investments	operations	income	investments	distributions	fees	of period	value (%)(b)	(in thousands)	assets (%)(c)(d)	net assets (%)(d)(f)	(%)

Putnam RetirementReady 2010 Fund

CLASS A
January 31, 2007†	$58.69	1.36	2.60	3.96	(2.08)	(2.08)	(4.16)	—	$58.49	6.80*	$44,415	.15*	2.27*	29.02*
July 31, 2006	59.72	1.68	(.17)	1.51	(1.52)	(1.02)	(2.54)	—(e)	58.69	2.54	44,579.34		2.84	61.79
July 31, 2005***	56.79	.73	2.42	3.15	(.22)	—	(.22)	—	59.72	5.55*	39,291	.26*	1.26*	33.53*

CLASS B
January 31, 2007†	$57.57	1.12	2.53	3.65	(1.79)	(2.08)	(3.87)	—	$57.35	6.38*	$311	.53*	1.92*	29.02*
July 31, 2006	58.59	1.20	(.15)	1.05	(1.05)	(1.02)	(2.07)	—(e)	57.57	1.78	228	1.09	2.08	61.79
July 31, 2005***	56.00	.37	2.42	2.79	(.20)	—	(.20)	—	58.59	4.98*	84	.82*	.65*	33.53*

CLASS C
January 31, 2007†	$57.30	1.08	2.56	3.64	(1.67)	(2.08)	(3.75)	—	$57.19	6.39*	$63	.53*	1.86*	29.02*
July 31, 2006	58.62	1.23	(.18)	1.05	(1.35)	(1.02)	(2.37)	—(e)	57.30	1.78	36	1.09	2.12	61.79
July 31, 2005***	56.00	.41	2.38	2.79	(.17)	—	(.17)	—	58.62	4.98*	15	.82*	.71*	33.53*

CLASS M
January 31, 2007†	$57.46	1.18	2.54	3.72	(1.81)	(2.08)	(3.89)	—	$57.29	6.51*	$139	.40*	2.01*	29.02*
July 31, 2006	58.73	1.38	(.18)	1.20	(1.45)	(1.02)	(2.47)	—(e)	57.46	2.03	124.84		2.39	61.79
July 31, 2005***	56.00	.56	2.34	2.90	(.17)	—	(.17)	—	58.73	5.19*	55	.64*	.97*	33.53*

CLASS R
January 31, 2007†	$57.56	1.22	2.59	3.81	(1.92)	(2.08)	(4.00)	—	$57.37	6.66*	$146	.28*	2.08*	29.02*
July 31, 2006	58.83	1.60	(.25)	1.35	(1.60)	(1.02)	(2.62)	—(e)	57.56	2.30	80.59		2.80	61.79
July 31, 2005***	56.00	.59	2.43	3.02	(.19)	—	(.19)	—	58.83	5.41*	1	.45*	1.06*	33.53*

CLASS Y
January 31, 2007†	$61.41	1.46	2.77	4.23	(2.23)	(2.08)	(4.31)	—	$61.33	6.93*	$31,387	.02*	2.31*	29.02*
July 31, 2006	62.35	1.90	(.17)	1.73	(1.65)	(1.02)	(2.67)	—(e)	61.41	2.79	41,478.09		3.07	61.79
July 31, 2005***	59.18	.86	2.54	3.40	(.23)	—	(.23)	—	62.35	5.76*	44,492	.07*	1.42*	33.53*

See page 90 for Notes to Financial Highlights.

The accompanying notes are an integral part of these financial statements.

86	87

Financial highlights (For a common share outstanding throughout the period) (Continued)

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:						RATIOS AND SUPPLEMENTAL DATA:

			Net							Total			Ratio of net
	Net asset		realized and	Total	From	From			Net asset	return	Net	Ratio of	investment
	value,	Net	unrealized	from	net	net realized			value,	at net	assets,	expenses to	income (loss)	Portfolio
	beginning	investment	gain (loss) on	investment	investment	gain on	Total	Redemption	end	asset	end of period	average net	to average	turnover
Period ended	of period	income (loss)(a)(f)	investments	operations	income	investments	distributions	fees	of period	value (%)(b)	(in thousands)	assets (%)(c)(d)	net assets (%)(d)(f)	(%)

Putnam RetirementReady Maturity Fund

CLASS A
January 31, 2007†	$55.97	1.37	2.05	3.42	(1.16)	(.82)	(1.98)	—	$57.41	6.16*	$31,529	.16*	2.39*	32.65*
July 31, 2006	57.51	1.74	(.70)	1.04	(1.83)	(.75)	(2.58)	—(e)	55.97	1.82	31,206.35		3.07	61.89
July 31, 2005***	55.96	.80	1.50	2.30	(.75)	—	(.75)	—	57.51	4.15*	25,732	.26*	1.41*	41.89*

CLASS B
January 31, 2007†	$56.01	1.13	2.08	3.21	(.95)	(.82)	(1.77)	—	$57.45	5.76*	$156	.54*	1.98*	32.65*
July 31, 2006	57.54	1.31	(.70)	.61	(1.39)	(.75)	(2.14)	—(e)	56.01	1.06	138	1.10	2.31	61.89
July 31, 2005***	56.00	.47	1.51	1.98	(.44)	—	(.44)	—	57.54	3.55*	124	.82*	.83*	41.89*

CLASS C
January 31, 2007†	$56.04	1.22	1.99	3.21	(.96)	(.82)	(1.78)	—	$57.47	5.77*	$27	.54*	2.15*	32.65*
July 31, 2006	57.56	1.36	(.73)	.63	(1.40)	(.75)	(2.15)	—(e)	56.04	1.09	1	1.10	2.31	61.89
July 31, 2005***	56.00	.46	1.54	2.00	(.44)	—	(.44)	—	57.56	3.59*	1	.82*	.81*	41.89*

CLASS M
January 31, 2007†	$55.99	1.21	2.07	3.28	(1.02)	(.82)	(1.84)	—	$57.43	5.90*	$93	.42*	2.11*	32.65*
July 31, 2006	57.54	1.57	(.81)	.76	(1.56)	(.75)	(2.31)	—(e)	55.99	1.33	75.85		2.86	61.89
July 31, 2005***	56.00	.61	1.49	2.10	(.56)	—	(.56)	—	57.54	3.76*	2	.64*	1.07*	41.89*

CLASS R
January 31, 2007†	$55.99	1.36	1.99	3.35	(1.09)	(.82)	(1.91)	—	$57.43	6.02*	$71	.29*	2.39*	32.65*
July 31, 2006	57.56	1.62	(.73)	.89	(1.71)	(.75)	(2.46)	—(e)	55.99	1.56	48.60		2.97	61.89
July 31, 2005***	56.00	.67	1.54	2.21	(.65)	—	(.65)	—	57.56	3.97*	1	.45*	1.19*	41.89*

CLASS Y
January 31, 2007†	$56.11	1.39	2.11	3.50	(1.23)	(.82)	(2.05)	—	$57.56	6.30*	$9,780	.04*	2.42*	32.65*
July 31, 2006	57.65	1.86	(.68)	1.18	(1.97)	(.75)	(2.72)	—(e)	56.11	2.07	13,756.10		3.26	61.89
July 31, 2005***	56.08	.89	1.53	2.42	(.85)	—	(.85)	—	57.65	4.34*	21,787	.07*	1.56*	41.89*

See page 90 for Notes to Financial Highlights.

The accompanying notes are an integral part of these financial statements.

88	89

Financial highlights (Continued)

† Unaudited.

* Not annualized.

** For the period May 2, 2005 (commencement of operations) to July 31, 2005.

*** For the period November 1, 2004 (commencement of operations) to July 31, 2005.

(a) Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return does not reflect the effect of sales charges.

(c) Expense ratios do not include expenses of the underlying funds.

(d) Reflects an involuntary contractual expense limitation in effect during the period. As a result of such limitation the expenses for the following periods reflect a reduction of the following based on each funds’ average net assets.

	1/31/07	7/31/06	7/31/05

Putnam RetirementReady 2050 Fund	0.03%	3.23%	12.75%

Putnam RetirementReady 2045 Fund	0.01	0.10	0.57

Putnam RetirementReady 2040 Fund	0.01	0.08	0.40

Putnam RetirementReady 2035 Fund	0.01	0.04	0.20

Putnam RetirementReady 2030 Fund	0.01	0.02	0.13

Putnam RetirementReady 2025 Fund	0.01	0.01	0.08

Putnam RetirementReady 2020 Fund	0.01	<0.01	0.07

Putnam RetirementReady 2015 Fund	0.01	<0.01	0.06

Putnam RetirementReady 2010 Fund	0.02	0.01	0.09

Putnam RetirementReady Maturity Fund	—	0.05	0.28

(e) Amount represents less than $0.01 per share.

(f) The net investment income ratios and per share amounts shown for the period ending July 31, 2006 may not correspond with the expected class specific differences for the period due to the timing of sales and repurchases of fund shares in relation to when distributions from the underlying Putnam funds were received.

(1) For the period December 22, 2005 to July 31, 2006.

(2) For the period August 1, 2005 to December 19, 2005. All class R shares for Fund 2045 and Fund 2040 were liquidated on December 19, 2005.

The accompanying notes are an integral part of these financial statements.

Notes to financial statements 1/31/07 (Unaudited)

Note 1: Significant accounting policies

Each of Putnam RetirementReady Funds: Putnam RetirementReady 2050 Fund, Putnam Retirement-Ready 2045 Fund, Putnam RetirementReady 2040 Fund, Putnam RetirementReady 2035 Fund, Putnam RetirementReady 2030 Fund, Putnam Retirement-Ready 2025 Fund, Putnam RetirementReady 2020 Fund, Putnam RetirementReady 2015 Fund, Putnam RetirementReady 2010 Fund and Putnam RetirementReady Maturity Fund, (collectively the “funds”) is a series of Putnam RetirementReady Funds, a Massachusetts business trust organized on June 8, 2004 (the “Trust”). Each fund is a diversified open-end investment company under the Investment Company Act of 1940, as amended, each of which is represented by a series of shares of beneficial interest. Each fund, except the Maturity Fund, seeks capital appreciation and current income consistent with a decreasing emphasis on capital appreciation and an increasing emphasis on current income as it approaches its target date. The Maturity Fund seeks as high a rate of current income as Putnam Investment Management, LLC (“Putnam Management”) believes is consistent with preservation of capital.

Currently there are ten separate funds, of which nine have a target date specified by the calendar year in the name of each fund. The target dates are in five-year increments beginning with the year 2010. The tenth fund is named Putnam RetirementReady Maturity Fund. As the other funds reach their target date, they will merge with the Maturity Fund.

These financial statements report on each fund which may invest in the following Putnam Funds: Putnam Income Fund, Putnam Capital Opportunities Fund, The Putnam Fund for Growth and Income, Putnam Money Market Fund, Putnam International Equity Fund and Putnam Voyager Fund (the “underlying Putnam Funds”), which are managed by Putnam Management. The financial statements of the underlying Putnam Funds contain additional information about the expenses and investments of the underlying Putnam Funds and are available upon request.

Each fund offers class A, class B, class C, class M, class R and class Y shares. Class A and class M shares are sold with a maximum front-end sales charge of 5.25% and 3.25%, respectively, and generally do not pay a contingent deferred sales charge. Class B shares, which convert to class A shares after approximately eight years, do not pay a front-end sales charge and are subject to a contingent deferred sales charge, if those shares are redeemed within six years of purchase. Class C shares have a one-year 1.00% contingent deferred sales charge and do not convert to class A shares. Class R shares, which are offered to qualified employee benefit plans, are sold without a front-end sales charge or a contingent deferred sales charge. The expenses for class A, class B, class C, class M and class R shares may differ based on the distribution fee of each class, which is identified in Note 2. Class Y shares, which are sold at net asset value, are generally subject to the same expenses as class A, class B, class C, class M and class R shares, but do not bear a distribution fee. Class Y shares are sold to certain eligible purchasers including certain defined contribution plans (including corporate IRAs), bank trust departments and trust companies.

Effective October 2, 2006, a 1.00% redemption fee may apply on any shares purchased on or after such date that are redeemed (either by selling or exchanging into another fund) within 7 days of purchase. The redemption fee is accounted for as an addition to paid-in-capital. Prior to October 2, 2006, a 2.00% redemption fee applied to any shares that were redeemed (either by selling or exchanging into another fund) within 5 days of purchase.

Investment income, realized and unrealized gains and losses and expenses of each fund are borne pro-rata based on the relative net assets of each class to the total net assets of each fund, except that each class bears expenses unique to that class (including the distribution fees applicable to such classes). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. Shares of each class would receive their pro-rata share of the net assets of the fund, if that fund were liquidated. In addition, the Trustees declare separate dividends on each class of shares.

In the normal course of business, each fund enters into contracts that may include agreements to indemnify another party under given circumstances. Each fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against each fund. However, each fund expects the risk of material loss to be remote.

The following is a summary of significant accounting policies consistently followed by the funds in the preparation of their financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A) Security valuationThe price of each fund’s shares is based on its net asset value (NAV), which is in turn based on the NAV’s of the underlying Putnam Funds in which it invests. The NAV per share of each class equals the total value of its assets, less its liabilities, divided by the number of its outstanding shares. Shares are only valued as of the close of regular trading on the New York Stock Exchange each day the exchange is open. Each underlying Putnam Fund values its investments for which market quotations are readily available at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported — as in the case of some securities traded over-the-counter — a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, each underlying Putnam Fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by each underlying Putnam fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Other investments, including certain restricted securities, are valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that each underlying Putnam fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

B) Security transactions and related investment income Security transactions, which consist of shares of the underlying Putnam Funds, are recorded on the trade date (date the order to buy or sell is executed). Gains or losses from the sale of the underlying Putnam Funds are determined on the identified cost basis. Income and capital gain distributions from the underlying Putnam funds are recorded on the ex-dividend date.

C) Federal taxes It is the policy of each fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code of 1986 (the “Code”) applicable to regulated investment companies. It is also the intention of each fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

The federal tax costs as of period end were as follows:

				Cost for
			Net	Federal
	Unrealized	Unrealized	Unrealized	Income Tax
	Appreciation	(Depreciation)	Appreciation	Purposes

RetirementReady
2050 Fund	$ 307,467	$ (69,085)	$ 238,382	$ 9,314,394
2045 Fund	1,562,528	(208,923)	1,353,605	34,377,308
2040 Fund	2,139,409	(189,628)	1,949,781	43,329,868
2035 Fund	3,533,900	(259,584)	3,274,316	66,850,809
2030 Fund	4,914,766	(384,542)	4,530,224	96,353,970
2025 Fund	6,573,619	(509,000)	6,064,619	126,959,122
2020 Fund	6,117,467	(508,709)	5,608,758	155,163,059
2015 Fund	3,604,538	(575,888)	3,028,650	145,761,537
2010 Fund	793,925	(211,280)	582,645	75,902,969
Maturity Fund	286,178	(189,558)	96,620	41,575,957

D) Distributions to shareholders Each fund normally distributes any net investment income and any realized capital gains, annually, except the Maturity Fund, which normally distributes any net investment income monthly and any net realized capital gains annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Dividend sources are estimated at the time of declaration. Actual results may vary. Any non-taxable return of capital cannot be determined until final tax calculations are completed after the end of each funds’ fiscal year. Reclassifications are made to each funds’ capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

E) Expenses of the Trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the Trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

Note 2: Management fee, administrative services and other transactions

Putnam Management is paid for management and investment advisory services monthly at an annual rate of 0.05% based on the average net assets of each fund.

Putnam Management has agreed to waive fees and reimburse expenses of each fund through June 30, 2009, to the extent necessary to ensure that each fund’s expenses (exclusive of the underlying Putnam fund expenses) do not exceed the simple average of the expenses of all front-end load funds viewed by Lipper Inc. as having the same investment classification or objective as the funds. The expense reimbursement is based on a comparison of each funds’ expenses with the average annualized operating expenses of the funds in its Lipper peer group for each calendar quarter during the last fiscal year, excluding 12b-1 fees and without giving effect to any expense offset and brokerage service arrangements that may reduce fund expenses.

Putnam Management has agreed to limit its compensation (and, to the extent necessary, bear other expenses) through July 31, 2007, to the extent that expenses of each fund (exclusive of brokerage commissions, interest, taxes extraordinary expenses, fees and expenses of the underlying funds in which each fund invests, and payments under the fund’s distribution plan)

would exceed an annual rate of 0.10% of each fund’s average net assets.

For the period ended January 31, 2007, each fund’s expenses were limited to the lower of the limits specified above and accordingly, Putnam Management waived the following of its management fee from each fund:

Fees waived and reimbursed
by the Manager

RetirementReady
2050 Fund	$ 1,675
2045 Fund	2,496
2040 Fund	3,420
2035 Fund	5,264
2030 Fund	9,617
2025 Fund	12,344
2020 Fund	13,670
2015 Fund	12,260
2010 Fund	13,381
Maturity Fund	—

Each fund has adopted distribution plans (the “Plans”) with respect to its class A, class B, class C, class M and class R shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Retail Management, a wholly-owned subsidiary of Putnam, LLC and Putnam Retail Management GP, Inc., for services provided and expenses incurred in distributing shares of the funds. The Plans provide for payments by each fund to Putnam Retail Management at an annual rate of up to 0.35%, 1.00%, 1.00%, 1.00% and 1.00% of the average net assets attributable to class A, class B, class C, class M and class R shares, respectively. The Trustees have approved payment by the funds’ at an annual rate of 0.25%, 1.00%, 1.00%, 0.75% and 0.50% of the average net assets attributable to class A, class B, class C, class M, and class R shares, respectively.

For the period ended January 31, 2007, Putnam Retail Management, acting as underwriter, received net commissions from the sale of class A and class M shares, and received contingent deferred sales charges (CDSC) from redemptions of class B and class C shares, in the following amounts:

	Class A	Class M
	Net	Net	Class B	Class C
	Commissions	Commissions	CDSC	CDSC

RetirementReady
2050 Fund	$1,248	$ —	$ —	$ —
2045 Fund	323	—	193	—
2040 Fund	403	—	107	—
2035 Fund	568	9	515	—
2030 Fund	1,315	9	104	66
2025 Fund	1,790	151	—	—
2020 Fund	876	442	—	—
2015 Fund	1,638	136	383	—
2010 Fund	154	6	—	—
Maturity Fund	7	—	—	—

Total	$8,322	$753	$1,302	$66

A deferred sales charge of up to 1.00% and 0.65% is assessed on certain redemptions of class A and class M shares, respectively. For the period ended January 31, 2007, Putnam Retail Management, acting as underwriter, received no monies on class A and class M redemptions, respectively.

Note 3: Purchases and sales of securities

During the period ended January 31, 2007, cost of purchases and proceeds from sales of underlying Putnam Funds were as follows:

	Purchase cost	Sale proceeds

RetirementReady
2050 Fund	$ 7,817,990	$ 2,610,573
2045 Fund	17,671,514	9,527,520
2040 Fund	19,916,769	11,835,641
2035 Fund	26,674,529	19,178,419
2030 Fund	36,347,630	31,052,088
2025 Fund	46,253,938	43,434,323
2020 Fund	50,993,131	54,373,782
2015 Fund	63,613,522	50,790,776
2010 Fund	23,933,935	36,456,559
Maturity Fund	14,765,804	19,367,996

Note 4: Capital shares

At January 31, 2007, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

RetirementReady 2050 Fund

	Period ended 1/31/07:		Year ended 7/31/06:
CLASS A	Shares	Amount	Shares	Amount

Shares sold	85,902	$ 5,201,254	64,652	$ 3,672,572

Shares issued in connection with
reinvestment of distributions	3,118	191,927	477	26,522

	89,020	5,393,181	65,129	3,699,094

Shares repurchased	(26,164)	(1,594,654)	(19,621)	(1,130,209)

Net increase	62,856	$ 3,798,527	45,508	$ 2,568,885

	Period ended 1/31/07:		Year ended 7/31/06:
CLASS B	Shares	Amount	Shares	Amount

Shares sold	1,253	$74,694	393	$ 21,983

Shares issued in connection with
reinvestment of distributions	44	2,685	17	919

	1,297	77,379	410	22,902

Shares repurchased	(149)	(8,686)	(191)	(10,895)

Net increase	1,148	$68,693	219	$ 12,007

	Period ended 1/31/07:		Year ended 7/31/06:
CLASS C	Shares	Amount	Shares	Amount

Shares sold	—	$ —	—	$ —

Shares issued in connection with
reinvestment of distributions	—*	30	2	112

	—	30	2	112

Shares repurchased	—	—	(59)	(3,350)

Net increase (decrease)	—	$30	(57)	$(3,238)

	Period ended 1/31/07:		Year ended 7/31/06:
CLASS M	Shares	Amount	Shares	Amount

Shares sold	12	$ 773	—	$ —

Shares issued in connection with
reinvestment of distributions	2	104	2	90

	14	877	2	90

Shares repurchased	(35)	(2,146)	(6)	(364)

Net decrease	(21)	$(1,269)	(4)	$(274)

	Period ended 1/31/07:		Year ended 7/31/06:
CLASS R	Shares	Amount	Shares	Amount

Shares sold	224	$13,615	148	$8,716

Shares issued in connection with
reinvestment of distributions	10	622	1	32

	234	14,237	149	8,748

Shares repurchased	(4)	(254)	—*	(16)

Net increase	230	$13,983	149	$8,732

	Period ended 1/31/07:		Year ended 7/31/06:
CLASS Y	Shares	Amount	Shares	Amount

Shares sold	27,153	$1,665,409	23,536	$1,333,220

Shares issued in connection with
reinvestment of distributions	930	57,390	155	8,600

	28,083	1,722,799	23,691	1,341,820

Shares repurchased	(10,462)	(635,121)	(7,646)	(428,012)

Net increase	17,621	$1,087,678	16,045	$ 913,808

RetirementReady 2045 Fund

	Period ended 1/31/07:		Year ended 7/31/06:
CLASS A	Shares	Amount	Shares	Amount

Shares sold	105,209	$ 8,114,500	163,725	$11,892,306

Shares issued in connection with
reinvestment of distributions	15,844	1,215,221	7,269	516,875

	121,053	9,329,721	170,994	12,409,181

Shares repurchased	(48,206)	(3,721,195)	(77,294)	(5,594,554)

Net increase	72,847	$ 5,608,526	93,700	$ 6,814,627

	Period ended 1/31/07:		Year ended 7/31/06:
CLASS B	Shares	Amount	Shares	Amount

Shares sold	703	$ 50,136	1,099	$ 77,943

Shares issued in connection with
reinvestment of distributions	88	6,568	12	821

	791	56,704	1,111	78,764

Shares repurchased	(321)	(23,250)	(202)	(13,982)

Net increase	470	$ 33,454	909	$ 64,782

	Period ended 1/31/07:		Year ended 7/31/06:
CLASS C	Shares	Amount	Shares	Amount

Shares sold	15	$1,149	4	$ 350

Shares issued in connection with
reinvestment of distributions	9	602	6	392

	24	1,751	10	742

Shares repurchased	(1)	(40)	(16)	(1,178)

Net increase (decrease)	23	$1,711	(6)	$ (436)

	Period ended 1/31/07:		Year ended 7/31/06:
CLASS M	Shares	Amount	Shares	Amount

Shares sold	70	$ 5,467	2	$ 100

Shares issued in connection with
reinvestment of distributions	5	361	5	358

	75	5,828	7	458

Shares repurchased	(109)	(8,499)	(22)	(1,562)

Net decrease	(34)	$(2,671)	(15)	$(1,104)

	Period ended 1/31/07:		Year ended 7/31/06:
CLASS R	Shares	Amount	Shares	Amount

Shares sold	722	$57,833	421	$ 29,866

Shares issued in connection with
reinvestment of distributions	54	4,223	—	—

	776	62,056	421	29,866

Shares repurchased	(23)	(1,794)	(184)	(13,288)

Net increase	753	$60,262	237	$ 16,578

	Period ended 1/31/07:		Year ended 7/31/06:
CLASS Y	Shares	Amount	Shares	Amount

Shares sold	56,135	$ 4,765,319	71,420	$ 5,689,901

Shares issued in connection with
reinvestment of distributions	8,346	702,234	4,706	364,939

	64,481	5,467,553	76,126	6,054,840

Shares repurchased	(39,925)	(3,336,145)	(47,764)	(3,763,088)

Net increase	24,556	$ 2,131,408	28,362	$ 2,291,752

RetirementReady 2040 Fund

	Period ended 1/31/07:		Year ended 7/31/06:
CLASS A	Shares	Amount	Shares	Amount

Shares sold	114,367	$ 8,704,180	213,210	$15,454,374

Shares issued in connection with
reinvestment of distributions	23,105	1,754,063	10,838	768,863

	137,472	10,458,243	224,048	16,223,237

Shares repurchased	(53,347)	(4,086,377)	(94,047)	(6,795,750)

Net increase	84,125	$ 6,371,866	130,001	$ 9,427,487

	Period ended 1/31/07:		Year ended 7/31/06:
CLASS B	Shares	Amount	Shares	Amount

Shares sold	1,141	$ 86,155	1,392	$ 99,628

Shares issued in connection with
reinvestment of distributions	144	10,534	31	2,108

	1,285	96,689	1,423	101,736

Shares repurchased	(248)	(18,169)	(145)	(10,278)

Net increase	1,037	$ 78,520	1,278	$ 91,458

	Period ended 1/31/07:		Year ended 7/31/06:
CLASS C	Shares	Amount	Shares	Amount

Shares sold	16	$1,185	10	$742

Shares issued in connection with
reinvestment of distributions	3	186	1	53

	19	1,371	11	795

Shares repurchased	(1)	(40)	—	—

Net increase	18	$1,331	11	$795

	Period ended 1/31/07:		Year ended 7/31/06:
CLASS M	Shares	Amount	Shares	Amount

Shares sold	186	$13,795	286	$20,827

Shares issued in connection with
reinvestment of distributions	25	1,893	8	554

	211	15,688	294	21,381

Shares repurchased	(2)	(134)	(133)	(9,256)

Net increase	209	$15,554	161	$12,125

	Period ended 1/31/07:		Year ended 7/31/06:
CLASS R	Shares	Amount	Shares	Amount

Shares sold	513	$40,267	753	$55,814

Shares issued in connection with
reinvestment of distributions	59	4,585	—	—

	572	44,852	753	55,814

Shares repurchased	(25)	(1,981)	(147)	(10,631)

Net increase	547	$42,871	606	$45,183

	Period ended 1/31/07:		Year ended 7/31/06:
CLASS Y	Shares	Amount	Shares	Amount

Shares sold	54,098	$ 4,506,578	93,045	$ 7,301,334

Shares issued in connection with
reinvestment of distributions	10,490	870,596	5,791	446,361

	64,588	5,377,174	98,836	7,747,695

Shares repurchased	(48,381)	(3,995,825)	(56,087)	(4,388,421)

Net increase	16,207	$ 1,381,349	42,749	$ 3,359,274

RetirementReady 2035 Fund

	Period ended 1/31/07:		Year ended 7/31/06:
CLASS A	Shares	Amount	Shares	Amount

Shares sold	141,563	$10,489,661	275,372	$ 19,451,653

Shares issued in connection with
reinvestment of distributions	37,192	2,722,507	18,656	1,293,241

	178,755	13,212,168	294,028	20,744,894

Shares repurchased	(63,171)	(4,676,222)	(152,080)	(10,727,902)

Net increase	115,584	$ 8,535,946	141,948	$ 10,016,992

	Period ended 1/31/07:		Year ended 7/31/06:
CLASS B	Shares	Amount	Shares	Amount

Shares sold	1,366	$ 99,936	4,100	$280,021

Shares issued in connection with
reinvestment of distributions	367	25,891	127	8,449

	1,733	125,827	4,227	288,470

Shares repurchased	(463)	(33,126)	(669)	(46,052)

Net increase	1,270	$ 92,701	3,558	$242,418

	Period ended 1/31/07:		Year ended 7/31/06:
CLASS C	Shares	Amount	Shares	Amount

Shares sold	576	$41,670	87	$6,076

Shares issued in connection with
reinvestment of distributions	49	3,506	1	55

	625	45,176	88	6,131

Shares repurchased	—*	(35)	—	—

Net increase	625	$45,141	88	$6,131

	Period ended 1/31/07:		Year ended 7/31/06:
CLASS M	Shares	Amount	Shares	Amount

Shares sold	156	$11,187	271	$18,607

Shares issued in connection with
reinvestment of distributions	44	3,158	18	1,218

	200	14,345	289	19,825

Shares repurchased	—*	(20)	(47)	(3,357)

Net increase	200	$14,325	242	$16,468

	Period ended 1/31/07:		Year ended 7/31/06:
CLASS R	Shares	Amount	Shares	Amount

Shares sold	1,394	$103,043	892	$ 60,919

Shares issued in connection with
reinvestment of distributions	79	5,648	—*	6

	1,473	108,691	892	60,925

Shares repurchased	(34)	(2,486)	(541)	(36,845)

Net increase	1,439	$106,205	351	$ 24,080

	Period ended 1/31/07:		Year ended 7/31/06:
CLASS Y	Shares	Amount	Shares	Amount

Shares sold	66,952	$ 5,425,032	167,410	$12,826,136

Shares issued in connection with
reinvestment of distributions	22,233	1,783,015	13,824	1,043,003

	89,185	7,208,047	181,234	13,869,139

Shares repurchased	(102,137)	(8,187,513)	(108,649)	(8,348,643)

Net increase (decrease)	(12,952)	$ (979,466)	72,585	$ 5,520,496

RetirementReady 2030 Fund

	Period ended 1/31/07:		Year ended 7/31/06:
CLASS A	Shares	Amount	Shares	Amount

Shares sold	174,244	$12,711,997	370,745	$ 25,892,322

Shares issued in connection with
reinvestment of distributions	54,526	3,923,114	26,897	1,841,348

	228,770	16,635,111	397,642	27,733,670

Shares repurchased	(86,229)	(6,293,010)	(209,795)	(14,637,787)

Net increase	142,541	$10,342,101	187,847	$ 13,095,883

	Period ended 1/31/07:		Year ended 7/31/06:
CLASS B	Shares	Amount	Shares	Amount

Shares sold	3,392	$239,356	2,296	$156,819

Shares issued in connection with
reinvestment of distributions	464	32,513	206	13,804

	3,856	271,869	2,502	170,623

Shares repurchased	(279)	(19,660)	(1,396)	(95,815)

Net increase	3,577	$252,209	1,106	$ 74,808

	Period ended 1/31/07:		Year ended 7/31/06:
CLASS C	Shares	Amount	Shares	Amount

Shares sold	461	$ 31,906	944	$ 63,856

Shares issued in connection with
reinvestment of distributions	24	1,702	31	2,019

	485	33,608	975	65,875

Shares repurchased	(563)	(39,919)	(669)	(46,052)

Net increase (decrease)	(78)	$ (6,311)	306	$ 19,823

	Period ended 1/31/07:		Year ended 7/31/06:
CLASS M	Shares	Amount	Shares	Amount

Shares sold	2,325	$ 171,624	9,524	$672,494

Shares issued in connection with
reinvestment of distributions	813	56,962	38	2,534

	3,138	228,586	9,562	675,028

Shares repurchased	(1,800)	(127,504)	(1,285)	(90,490)

Net increase	1,338	$ 101,082	8,277	$584,538

	Period ended 1/31/07:		Year ended 7/31/06:
CLASS R	Shares	Amount	Shares	Amount

Shares sold	624	$44,368	1,156	$78,424

Shares issued in connection with
reinvestment of distributions	120	8,362	35	2,341

	744	52,730	1,191	80,765

Shares repurchased	(34)	(2,441)	(19)	(1,318)

Net increase	710	$50,289	1,172	$79,447

	Period ended 1/31/07:		Year ended 7/31/06:
CLASS Y	Shares	Amount	Shares	Amount

Shares sold	96,035	$ 7,611,489	205,779	$ 15,452,168

Shares issued in connection with
reinvestment of distributions	34,778	2,718,259	23,565	1,741,944

	130,813	10,329,748	229,344	17,194,112

Shares repurchased	(191,863)	(15,032,722)	(168,124)	(12,627,519)

Net increase (decrease)	(61,050)	$ (4,702,974)	61,220	$ 4,566,593

RetirementReady 2025 Fund

	Period ended 1/31/07:		Year ended 7/31/06:
CLASS A	Shares	Amount	Shares	Amount

Shares sold	200,765	$15,340,021	407,888	$ 29,844,516

Shares issued in connection with
reinvestment of distributions	71,387	5,341,148	36,976	2,661,545

	272,152	20,681,169	444,864	32,506,061

Shares repurchased	(127,738)	(9,821,537)	(271,412)	(19,895,127)

Net increase	144,414	$10,859,632	173,452	$ 12,610,934

	Period ended 1/31/07:		Year ended 7/31/06:
CLASS B	Shares	Amount	Shares	Amount

Shares sold	2,246	$164,746	9,062	$ 636,921

Shares issued in connection with
reinvestment of distributions	907	65,893	223	15,546

	3,153	230,639	9,285	652,467

Shares repurchased	(248)	(18,362)	(2,108)	(149,078)

Net increase	2,905	$212,277	7,177	$ 503,389

	Period ended 1/31/07:		Year ended 7/31/06:
CLASS C	Shares	Amount	Shares	Amount

Shares sold	341	$25,034	982	$ 68,590

Shares issued in connection with
reinvestment of distributions	136	9,803	34	2,389

	477	34,837	1,016	70,979

Shares repurchased	(10)	(701)	(190)	(13,462)

Net increase	467	$34,136	826	$ 57,517

	Period ended 1/31/07:		Year ended 7/31/06:
CLASS M	Shares	Amount	Shares	Amount

Shares sold	1,049	$ 78,530	3,061	$ 217,680

Shares issued in connection with
reinvestment of distributions	286	20,751	134	9,360

	1,335	99,281	3,195	227,040

Shares repurchased	(954)	(71,746)	(1,908)	(135,302)

Net increase	381	$ 27,535	1,287	$ 91,738

	Period ended 1/31/07:		Year ended 7/31/06:
CLASS R	Shares	Amount	Shares	Amount

Shares sold	360	$26,470	1,546	$107,082

Shares issued in connection with
reinvestment of distributions	147	10,565	2	107

	507	37,035	1,548	107,189

Shares repurchased	(20)	(1,526)	(1)	(32)

Net increase	487	$35,509	1,547	$107,157

	Period ended 1/31/07:		Year ended 7/31/06:
CLASS Y	Shares	Amount	Shares	Amount

Shares sold	118,449	$ 9,125,955	275,688	$ 20,166,475

Shares issued in connection with
reinvestment of distributions	59,267	4,448,612	37,104	2,677,422

	177,716	13,574,567	312,792	22,843,897

Shares repurchased	(259,160)	(19,683,708)	(333,322)	(24,452,585)

Net decrease	(81,444)	$ (6,109,141)	(20,530)	$ (1,608,688)

RetirementReady 2020 Fund

	Period ended 1/31/07:		Year ended 7/31/06:
CLASS A	Shares	Amount	Shares	Amount

Shares sold	244,958	$16,865,498	719,907	$ 47,935,826

Shares issued in connection with
reinvestment of distributions	98,782	6,671,753	40,617	2,667,365

	343,740	23,537,251	760,524	50,603,191

Shares repurchased	(125,235)	(8,624,600)	(338,491)	(22,549,870)

Net increase	218,505	$14,912,651	422,033	$ 28,053,321

	Period ended 1/31/07:		Year ended 7/31/06:
CLASS B	Shares	Amount	Shares	Amount

Shares sold	2,713	$187,574	5,957	$391,792

Shares issued in connection with
reinvestment of distributions	638	42,235	212	13,699

	3,351	229,809	6,169	405,491

Shares repurchased	(1,159)	(78,342)	(1,489)	(97,626)

Net increase	2,192	$151,467	4,680	$307,865

	Period ended 1/31/07:		Year ended 7/31/06:
CLASS C	Shares	Amount	Shares	Amount

Shares sold	864	$ 57,870	892	$ 57,848

Shares issued in connection with
reinvestment of distributions	98	6,505	46	2,957

	962	64,375	938	60,805

Shares repurchased	(497)	(33,140)	(198)	(13,000)

Net increase	465	$ 31,235	740	$ 47,805

	Period ended 1/31/07:		Year ended 7/31/06:
CLASS M	Shares	Amount	Shares	Amount

Shares sold	2,971	$ 200,112	5,414	$ 354,513

Shares issued in connection with
reinvestment of distributions	622	41,228	251	16,199

	3,593	241,340	5,665	370,712

Shares repurchased	(3,089)	(208,203)	(1,674)	(110,026)

Net increase	504	$ 33,137	3,991	$ 260,686

	Period ended 1/31/07:		Year ended 7/31/06:
CLASS R	Shares	Amount	Shares	Amount

Shares sold	474	$32,389	1,534	$101,025

Shares issued in connection with
reinvestment of distributions	142	9,404	37	2,404

	616	41,793	1,571	103,429

Shares repurchased	(23)	(1,566)	(18)	(1,195)

Net increase	593	$40,227	1,553	$102,234

	Period ended 1/31/07:		Year ended 7/31/06:
CLASS Y	Shares	Amount	Shares	Amount

Shares sold	127,801	$ 9,444,572	373,901	$ 26,497,931

Shares issued in connection with
reinvestment of distributions	59,189	4,301,264	38,855	2,730,709

	186,990	13,745,836	412,756	29,228,640

Shares repurchased	(407,099)	(29,814,196)	(323,785)	(22,981,862)

Net increase (decrease)	(220,109)	$(16,068,360)	88,971	$ 6,246,778

RetirementReady 2015 Fund

	Period ended 1/31/07:		Year ended 7/31/06:
CLASS A	Shares	Amount	Shares	Amount

Shares sold	443,378	$ 30,145,818	500,567	$ 33,271,733

Shares issued in connection with
reinvestment of distributions	89,656	5,962,149	51,641	3,377,298

	533,034	36,107,967	552,208	36,649,031

Shares repurchased	(162,196)	(10,981,566)	(386,600)	(25,763,157)

Net increase	370,838	$ 25,126,401	165,608	$ 10,885,874

	Period ended 1/31/07:		Year ended 7/31/06:
CLASS B	Shares	Amount	Shares	Amount

Shares sold	6,066	$399,800	6,506	$ 423,755

Shares issued in connection with
reinvestment of distributions	655	42,664	168	10,782

	6,721	442,464	6,674	434,537

Shares repurchased	(1,160)	(77,126)	(3,394)	(220,823)

Net increase	5,561	$365,338	3,280	$ 213,714

	Period ended 1/31/07:		Year ended 7/31/06:
CLASS C	Shares	Amount	Shares	Amount

Shares sold	201	$ 13,522	2,359	$154,370

Shares issued in connection with
reinvestment of distributions	203	13,289	113	7,235

	404	26,811	2,472	161,605

Shares repurchased	(432)	(28,164)	(251)	(16,547)

Net increase (decrease)	(28)	$ (1,353)	2,221	$145,058

	Period ended 1/31/07:		Year ended 7/31/06:
CLASS M	Shares	Amount	Shares	Amount

Shares sold	1,935	$ 126,305	2,202	$ 146,369

Shares issued in connection with
reinvestment of distributions	106	6,926	144	9,311

	2,041	133,231	2,346	155,680

Shares repurchased	(1,758)	(116,948)	(2,345)	(155,420)

Net increase	283	$ 16,283	1	$ 260

	Period ended 1/31/07:		Year ended 7/31/06:
CLASS R	Shares	Amount	Shares	Amount

Shares sold	228	$15,248	507	$ 33,440

Shares issued in connection with
reinvestment of distributions	11	749	27	1,758

	239	15,997	534	35,198

Shares repurchased	(21)	(1,464)	(494)	(32,350)

Net increase	218	$14,533	40	$ 2,848

	Period ended 1/31/07:		Year ended 7/31/06:
CLASS Y	Shares	Amount	Shares	Amount

Shares sold	120,992	$ 8,228,150	324,159	$ 21,518,681

Shares issued in connection with
reinvestment of distributions	54,998	3,667,280	51,956	3,404,647

	175,990	11,895,430	376,115	24,923,328

Shares repurchased	(322,044)	(21,813,113)	(659,792)	(44,530,750)

Net decrease	(146,054)	$ (9,917,683)	(283,677)	$(19,607,422)

RetirementReady 2010 Fund

	Period ended 1/31/07:		Year ended 7/31/06:
CLASS A	Shares	Amount	Shares	Amount

Shares sold	114,614	$ 6,885,007	463,948	$ 27,381,349

Shares issued in connection with
reinvestment of distributions	55,657	3,234,777	28,873	1,687,326

	170,271	10,119,784	492,821	29,068,675

Shares repurchased	(170,456)	(10,059,393)	(391,177)	(23,091,112)

Net increase (decrease)	(185)	$ 60,391	101,644	$ 5,977,563

	Period ended 1/31/07:		Year ended 7/31/06:
CLASS B	Shares	Amount	Shares	Amount

Shares sold	1,827	$108,744	5,253	$ 304,449

Shares issued in connection with
reinvestment of distributions	332	18,937	47	2,691

	2,159	127,681	5,300	307,140

Shares repurchased	(693)	(41,154)	(2,777)	(160,695)

Net increase	1,466	$ 86,527	2,523	$ 146,445

	Period ended 1/31/07:		Year ended 7/31/06:
CLASS C	Shares	Amount	Shares	Amount

Shares sold	468	$26,796	457	$26,618

Shares issued in connection with
reinvestment of distributions	45	2,535	22	1,263

	513	29,331	479	27,881

Shares repurchased	(43)	(2,466)	(92)	(5,356)

Net increase	470	$26,865	387	$22,525

	Period ended 1/31/07:		Year ended 7/31/06:
CLASS M	Shares	Amount	Shares	Amount

Shares sold	423	$ 24,633	1,477	$ 86,324

Shares issued in connection with
reinvestment of distributions	154	8,758	78	4,486

	577	33,391	1,555	90,810

Shares repurchased	(315)	(18,485)	(322)	(18,715)

Net increase	262	$ 14,906	1,233	$ 72,095

	Period ended 1/31/07:		Year ended 7/31/06:
CLASS R	Shares	Amount	Shares	Amount

Shares sold	1,348	$ 77,053	1,719	$ 99,897

Shares issued in connection with
reinvestment of distributions	98	5,631	70	4,019

	1,446	82,684	1,789	103,916

Shares repurchased	(291)	(16,696)	(412)	(24,065)

Net increase	1,155	$ 65,988	1,377	$ 79,851

	Period ended 1/31/07:		Year ended 7/31/06:
CLASS Y	Shares	Amount	Shares	Amount

Shares sold	64,243	$ 4,026,989	229,493	$ 14,132,242

Shares issued in connection with
reinvestment of distributions	36,183	2,204,258	26,556	1,621,242

	100,426	6,231,247	256,049	15,753,484

Shares repurchased	(264,074)	(16,544,802)	(294,224)	(18,259,103)

Net decrease	(163,648)	$(10,313,555)	(38,175)	$ (2,505,619)

RetirementReady Maturity Fund

	Period ended 1/31/07:		Year ended 7/31/06:
CLASS A	Shares	Amount	Shares	Amount

Shares sold	154,446	$ 8,903,353	284,325	$ 16,176,384

Shares issued in connection with
reinvestment of distributions	21,014	1,203,149	23,475	1,330,584

	175,460	10,106,502	307,800	17,506,968

Shares repurchased	(183,852)	(10,517,525)	(197,660)	(11,228,688)

Net increase (decrease)	(8,392)	$ (411,023)	110,140	$ 6,278,280

	Period ended 1/31/07:		Year ended 7/31/06:
CLASS B	Shares	Amount	Shares	Amount

Shares sold	199	$11,455	672	$ 37,838

Shares issued in connection with
reinvestment of distributions	81	4,642	81	4,574

	280	16,097	753	42,412

Shares repurchased	(20)	(1,138)	(453)	(25,762)

Net increase	260	$14,959	300	$ 16,650

	Period ended 1/31/07:		Year ended 7/31/06:
CLASS C	Shares	Amount	Shares	Amount

Shares sold	441	$24,999	—	$ —

Shares issued in connection with
reinvestment of distributions	14	775	1	39

	455	25,774	1	39

Shares repurchased	—	—	—	—

Net increase	455	$25,774	1	$39

	Period ended 1/31/07:		Year ended 7/31/06:
CLASS M	Shares	Amount	Shares	Amount

Shares sold	278	$15,850	1,319	$74,164

Shares issued in connection with
reinvestment of distributions	51	2,906	8	456

	329	18,756	1,327	74,620

Shares repurchased	(57)	(3,267)	(18)	(1,017)

Net increase	272	$15,489	1,309	$73,603

	Period ended 1/31/07:		Year ended 7/31/06:
CLASS R	Shares	Amount	Shares	Amount

Shares sold	539	$31,243	839	$46,798

Shares issued in connection with
reinvestment of distributions	42	2,403	3	183

	581	33,646	842	46,981

Shares repurchased	(209)	(11,975)	—	—

Net increase	372	$21,671	842	$46,981

	Period ended 1/31/07:		Year ended 7/31/06:
CLASS Y	Shares	Amount	Shares	Amount

Shares sold	27,441	$ 1,576,898	114,640	$ 6,536,020

Shares issued in connection with
reinvestment of distributions	6,998	401,408	12,721	723,234

	34,439	1,978,306	127,361	7,259,254

Shares repurchased	(109,693)	(6,277,982)	(260,138)	(14,877,302)

Net decrease	(75,254)	$(4,299,676)	(132,777)	$ (7,618,048)

* Represents fractional shares.

At January 31, 2007, Putnam LLC and its affiliates owned the following shares of each fund:

		Percentage of	Value at
	Shares owned	shares outstanding	January 31, 2007

RetirementReady
2050 Fund class C	21	100.00%	$ 1,322
2050 Fund class M	21	62.10%	1,328
2050 Fund class R	21	5.30%	1,334
2045 Fund class B	1	0.10%	108
2045 Fund class C	1	0.90%	108
2045 Fund class M	1	1.90%	108
2045 Fund class R	15	1.50%	1,168
2040 Fund class B	1	0.10%	107
2040 Fund class C	18	39.80%	1,359
2040 Fund class M	1	0.30%	108
2040 Fund class R	15	1.30%	1,161
2035 Fund class C	19	2.60%	1,338
2035 Fund class R	16	0.90%	1,153
2030 Fund class C	1	0.30%	107
2030 Fund class R	2	0.10%	107
2025 Fund class R	18	0.90%	1,314
2020 Fund class R	2	0.10%	107
2015 Fund class R	2	0.60%	106
2010 Fund class R	2	0.10%	105
Maturity Fund class B	1,831	67.20%	105,174
Maturity Fund class C	19	4.10%	1,108
Maturity Fund class M	19	1.20%	1,113
Maturity Fund class R	19	1.60%	1,120

Note 5: Transactions with affiliated issuers

Transactions during the year with companies in which the fund owned at least 5% or more of the outstanding voting securities, or a company which is under common ownership or control were as follows:

RetirementReady 2050 Fund

Affiliates	Purchase cost	Sale proceeds	Investment income	Market value

Putnam Capital Opportunities Fund	$1,235,041	$ 376,596	$127,595	$1,456,735

Putnam Fund for Growth and Income	2,031,462	642,394	9,432	2,387,033

Putnam International Equity Fund	2,323,818	829,495	55,788	2,841,777

Putnam Voyager Fund	1,830,544	627,660	—	2,402,233

Putnam Income Fund	311,666	100,450	6,052	374,814

Putnam Money Market Fund	85,459	33,978	1,569	90,184

Totals	$7,817,990	$2,610,573	$200,436	$9,552,776

Market values are shown for those securities affiliated at period end.

RetirementReady 2045 Fund

Affiliates	Purchase cost	Sale proceeds	Investment income	Market value

Putnam Capital Opportunities Fund	$ 2,941,684	$1,352,987	$564,771	$ 5,447,447

Putnam Fund for Growth and Income	4,756,810	2,346,822	46,957	8,924,483

Putnam International Equity Fund	5,171,429	3,081,220	240,445	10,637,598

Putnam Voyager Fund	3,879,728	2,254,979	—	8,980,209

Putnam Income Fund	702,970	362,270	28,502	1,401,509

Putnam Money Market Fund	218,893	129,242	7,023	339,667

Totals	$17,671,514	$9,527,520	$887,698	$35,730,913

Market values are shown for those securities affiliated at period end.

RetirementReady 2040 Fund

Affiliates	Purchase cost	Sale proceeds	Investment income	Market value

Putnam Capital Opportunities Fund	$ 3,086,405	$ 1,507,815	$ 698,038	$ 6,450,734

Putnam Fund for Growth and Income	5,114,579	2,707,539	60,457	10,866,387

Putnam International Equity Fund	5,368,752	3,924,314	291,728	12,591,737

Putnam Voyager Fund	3,989,073	2,584,827	—	10,936,343

Putnam Income Fund	1,692,527	731,234	63,550	3,109,672

Putnam Money Market Fund	665,433	379,912	29,816	1,324,776

Totals	$19,916,769	$11,835,641	$1,143,589	$45,279,649

Market values are shown for those securities affiliated at period end.

RetirementReady 2035 Fund

Affiliates	Purchase cost	Sale proceeds	Investment income	Market value

Putnam Capital Opportunities Fund	$ 3,892,855	$2,268,813	$1,004,713	$ 9,284,123

Putnam Fund for Growth and Income	6,667,804	4,893,773	95,404	16,142,647

Putnam International Equity Fund	6,600,103	5,341,110	419,830	18,125,733

Putnam Voyager Fund	4,938,776	4,014,054	—	16,244,929

Putnam Income Fund	3,389,006	1,871,425	161,051	7,576,468

Putnam Money Market Fund	1,185,985	789,244	64,745	2,751,225

Totals	$26,674,529	$19,178,419	$1,745,743	$70,125,125

Market values are shown for those securities affiliated at period end.

RetirementReady 2030 Fund

Affiliates	Purchase cost	Sale proceeds	Investment income	Market value

Putnam Capital Opportunities Fund	$ 4,944,462	$ 3,425,982	$1,375,019	$ 12,342,193

Putnam Fund for Growth and Income	8,690,611	6,609,534	133,910	22,232,363

Putnam International Equity Fund	8,338,111	8,991,828	575,863	24,089,296

Putnam Voyager Fund	6,284,681	6,270,827	—	22,377,816

Putnam Income Fund	4,883,520	3,991,861	315,458	13,881,734

Putnam Money Market Fund	3,206,245	1,762,056	131,507	5,960,792

Totals	$36,347,630	$31,052,088	$2,531,757	$100,884,194

Market values are shown for those securities affiliated at period end.

RetirementReady 2025 Fund

Affiliates	Purchase cost	Sale proceeds	Investment income	Market value

Putnam Capital Opportunities Fund	$ 5,817,029	$ 4,441,259	$1,684,288	$ 14,929,699

Putnam Fund for Growth and Income	10,629,317	8,908,432	172,263	28,007,758

Putnam International Equity Fund	9,706,960	11,644,562	697,928	29,144,358

Putnam Voyager Fund	7,550,792	8,462,685	—	28,187,863

Putnam Income Fund	8,579,818	6,615,671	501,631	22,246,791

Putnam Money Market Fund	3,970,022	3,361,714	248,003	10,507,272

Totals	$46,253,938	$43,434,323	$3,304,113	$133,023,741

Market values are shown for those securities affiliated at period end.

RetirementReady 2020 Fund

Affiliates	Purchase cost	Sale proceeds	Investment income	Market value

Putnam Capital Opportunities Fund	$ 5,970,385	$ 5,166,124	$1,875,402	$ 16,429,482

Putnam Fund for Growth and Income	11,383,102	10,878,778	203,927	32,286,715

Putnam International Equity Fund	7,363,487	10,665,689	582,968	24,051,509

Putnam Voyager Fund	7,778,598	10,314,500	—	32,495,097

Putnam Income Fund	13,109,423	12,145,225	916,959	39,598,777

Putnam Money Market Fund	5,388,136	5,203,466	382,093	15,910,237

Totals	$50,993,131	$54,373,782	$3,961,349	$160,771,817

Market values are shown for those securities affiliated at period end.

RetirementReady 2015 Fund

Affiliates	Purchase cost	Sale proceeds	Investment income	Market value

Putnam Capital Opportunities Fund	$ 6,153,241	$ 5,460,213	$1,586,965	$ 13,716,541

Putnam Fund for Growth and Income	10,880,400	9,407,491	149,280	23,961,381

Putnam International Equity Fund	4,927,483	5,903,055	292,071	11,899,319

Putnam Voyager Fund	7,941,502	8,784,483	—	24,117,264

Putnam Income Fund	20,536,962	13,656,772	1,089,596	48,488,420

Putnam Money Market Fund	13,173,934	7,578,762	592,947	26,607,262

Totals	$63,613,522	$50,790,776	$3,710,859	$148,790,187

Market values are shown for those securities affiliated at period end.

RetirementReady 2010 Fund

Affiliates	Purchase cost	Sale proceeds	Investment income	Market value

Putnam Capital Opportunities Fund	$ 1,342,422	$ 2,586,949	$ 490,564	$ 3,931,881

Putnam Fund for Growth and Income	2,963,227	5,016,447	63,003	8,497,558

Putnam International Equity Fund	478,063	1,735,563	40,517	1,534,691

Putnam Voyager Fund	1,833,405	4,733,558	—	8,554,068

Putnam Income Fund	9,650,614	13,484,334	828,439	32,590,542

Putnam Money Market Fund	7,666,204	8,899,708	534,947	21,376,874

Totals	$23,933,935	$36,456,559	$1,957,470	$76,485,614

Market values are shown for those securities affiliated at period end.

RetirementReady Maturity Fund

Affiliates	Purchase cost	Sale proceeds	Investment income	Market value

Putnam Capital Opportunities Fund	$ 940,996	$ 1,019,852	$ 289,359	$ 2,143,331

Putnam Fund for Growth and Income	1,821,401	2,146,988	30,014	4,211,232

Putnam International Equity Fund	—	—	—	—

Putnam Voyager Fund	1,244,558	2,038,824	—	4,238,821

Putnam Income Fund	6,232,645	8,505,056	486,455	18,592,646

Putnam Money Market Fund	4,526,204	5,657,276	330,664	12,486,547

Totals	$14,765,804	$19,367,996	$1,136,492	$41,672,577

Market values are shown for those securities affiliated at period end.

Note 6: Regulatory matters and litigation

In late 2003 and 2004, Putnam Management settled charges brought by the Securities and Exchange Commission (“SEC”) and the Massachusetts Securities Division (“MSD”) in connection with excessive short-term trading by certain former Putnam employees and, in the case of charges brought by the MSD, excessive short-term trading by participants in some Putnam-administered 401(k) plans. Putnam Management agreed to pay $193.5 million in penalties and restitution, of which $153.5 million will be distributed to certain open-end Putnam funds and their shareholders after the SEC and MSD approve a distribution plan being developed by an independent consultant. The allegations of the SEC and MSD and related matters have served as the general basis for certain lawsuits, including purported class action lawsuits filed against Putnam Management and, in a limited number of cases, against some Putnam funds. Putnam Management believes that these lawsuits will have no material adverse effect on the funds or on Putnam Management’s ability to provide investment management services. In addition, Putnam Management has agreed to bear any costs incurred by the Putnam funds as a result of these matters.

Putnam Management and Putnam Retail Management are named as defendants in a civil suit in which the plaintiffs allege that the management and distribution fees paid by certain Putnam funds were excessive and seek recovery under the Investment Company Act of 1940. Putnam Management and Putnam Retail Management have contested the plaintiffs’ claims and the matter is currently pending in the U.S. District Court for the District of Massachusetts. Based on currently available information, Putnam Management believes that this action is without merit and that it is unlikely to have a material effect on Putnam Management’s and Putnam Retail Management’s ability to provide services to their clients, including the trust.

Note 7: New accounting pronouncements

In June 2006, FASB issued Interpretation No. 48, Accounting for Uncertainty in Income Taxes (the “Interpretation”). The Interpretation prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken by a filer in the filer’s tax return. The Interpretation will become effective for fiscal years beginning after December 15, 2006 but will also apply to tax positions reflected in each fund’s financial statements as of that date. No determination has been made whether the adoption of the Interpretation will require each fund to make any adjustments to its net assets or have any other effect on each fund’s financial statements. The effects of implementing this pronouncement, if any, will be noted in each funds’ next semiannual financial statements.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (the “Standard”). The Standard

defines fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. The Standard applies to fair value measurements already required or permitted by existing standards. The Standard is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. Putnam Management is currently evaluating what impact the adoption of the Standard will have on each funds’ financial statements.

Brokerage commissions
(Unaudited)

Brokerage commissions are paid to firms that execute trades on behalf of your fund. When choosing these firms, Putnam is required by law to seek the best execution of the trades, taking all relevant factors into consideration, including expected quality of execution and commission rate. The RetirementReady Funds, however, invest in shares of other Putnam mutual funds, rather than in stocks and bonds. For that reason, the funds do not incur brokerage charges.

The Putnam
family of funds

The following is a list of Putnam’s open-end mutual funds offered to the public. Investors should carefully consider the investment objective, risks, charges, and expenses of a fund before investing. For a prospectus containing this and other information for any Putnam fund or product, call your financial advisor at 1-800-225-1581 and ask for a prospectus. Please read the prospectus carefully before investing.

Growth funds	Value funds
Discovery Growth Fund	Classic Equity Fund
Growth Opportunities Fund	Convertible Income-Growth Trust
Health Sciences Trust	Equity Income Fund
International New Opportunities Fund*	The George Putnam Fund of Boston
New Opportunities Fund	The Putnam Fund for Growth
OTC & Emerging Growth Fund	and Income
Small Cap Growth Fund*	International Growth and Income Fund*
Vista Fund	Mid Cap Value Fund
Voyager Fund	New Value Fund
Small Cap Value Fund*

Blend funds	Income funds
Capital Appreciation Fund	American Government Income Fund
Capital Opportunities Fund*	Diversified Income Trust
Europe Equity Fund*	Floating Rate Income Fund
Global Equity Fund*	Global Income Trust*
Global Natural Resources Fund*	High Yield Advantage Fund*
International Capital	High Yield Trust*
Opportunities Fund*	Income Fund
International Equity Fund*	Limited Duration Government
Investors Fund	Income Fund
Research Fund	Money Market Fund†
Tax Smart Equity Fund®	U.S. Government Income Trust
Utilities Growth and Income Fund

* A 1% redemption fee on total assets redeemed or exchanged within 90 days of purchase may be imposed for all share classes of these funds.

† An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Tax-free income funds	Putnam RetirementReady® Funds
AMT-Free Insured Municipal Fund	Putnam RetirementReady Funds — ten
Tax Exempt Income Fund	investment portfolios that offer diversifica-
Tax Exempt Money Market Fund§	tion among stocks, bonds, and money
Tax-Free High Yield Fund	market instruments and adjust to become
more conservative over time based on a
State tax-free income funds:	target date for withdrawing assets.
Arizona, California, Massachusetts, Michigan,
Minnesota, New Jersey, New York, Ohio,	The ten funds:
and Pennsylvania	Putnam RetirementReady 2050 Fund
Putnam RetirementReady 2045 Fund
Asset allocation funds	Putnam RetirementReady 2040 Fund
Income Strategies Fund	Putnam RetirementReady 2035 Fund
Putnam RetirementReady 2030 Fund
Putnam Asset Allocation Funds — three	Putnam RetirementReady 2025 Fund
investment portfolios that spread your	Putnam RetirementReady 2020 Fund
money across a variety of stocks, bonds,	Putnam RetirementReady 2015 Fund
and money market investments.	Putnam RetirementReady 2010 Fund
Putnam RetirementReady Maturity Fund
The three portfolios:
Asset Allocation: Balanced Portfolio
Asset Allocation: Conservative Portfolio
Asset Allocation: Growth Portfolio

With the exception of money market funds, a 1% redemption fee may be applied to shares exchanged or sold within 7 days of purchase (90 days, for certain funds).

Check your account balances and the most recent month-end performance at www.putnam.com.

Putnam puts your
interests first

In January 2004, Putnam began introducing a number of voluntary initiatives designed to reduce fund expenses, provide investors with more useful information, and help safeguard the interests of all Putnam investors. Visit www.putnam.com for details.

Cost-cutting initiatives

Reduced sales charges The maximum sales charge for class A shares has been reduced to 5.25% for equity funds (formerly 5.75%) and 3.75% for most income funds (formerly 4.50%) . The maximum sales charge for class M shares has been reduced to 3.25% for equity funds (formerly 3.50%) .*

Lower class B purchase limit To help ensure that investors are in the most cost-effective share class, the maximum amount that can be invested in class B shares has been reduced to $100,000. (Larger trades or accumulated amounts will be refused.)

Ongoing expenses will be limited Through calendar 2007, total ongoing expenses, including management fees for all funds, will be maintained at or below the average of each fund’s industry peers in its Lipper load-fund universe. For more information, please see the Statement of Additional information.

Improved disclosure

Putnam fund prospectuses and shareholder reports have been revised to disclose additional information that will help shareholders compare funds and weigh their costs and risks along with their potential benefits. Shareholders will find easy-to-understand information about fund expense ratios, portfolio manager compensation, risk comparisons, turnover comparisons, brokerage commissions, and employee and trustee ownership of Putnam funds. Disclosure of breakpoint discounts has also been enhanced to alert investors to potential cost savings.

Protecting investors’ interests

Short-term trading fee introduced To discourage short-term trading, which can interfere with a fund’s long-term strategy, a 1% short-term trading fee may be imposed on any Putnam fund shares (other than money market funds) redeemed or exchanged within seven calendar days of purchase (for certain funds, this fee applies for 90 days).

* The maximum sales charge for class A shares of Putnam Limited Duration Government Income Fund and Putnam Floating Rate Income Fund remains 3.25% .

Fund information

Founded over 65 years ago, Putnam Investments was built around the concept that a balance between risk and reward is the hallmark of a well-rounded financial program. We manage over 100 mutual funds in growth, value, blend, fixed income, and international.

Investment Manager	Officers	Francis J. McNamara, III
Putnam Investment	George Putnam, III	Vice President and
Management, LLC	President	Chief Legal Officer
One Post Office Square
Boston, MA 02109	Charles E. Porter	Charles A. Ruys de Perez
	Executive Vice President,	Vice President and
Marketing Services	Principal Executive Officer,	Chief Compliance Officer
Putnam Retail Management	Associate Treasurer, and
One Post Office Square	Compliance Liaison	Mark C. Trenchard
Boston, MA 02109		Vice President and
	Jonathan S. Horwitz	BSA Compliance Officer
Custodians	Senior Vice President
Putnam Fiduciary Trust	and Treasurer	Judith Cohen
Company, State Street Bank		Vice President, Clerk and
and Trust Company	Steven D. Krichmar	Assistant Treasurer
Vice President and
Legal Counsel	Principal Financial Officer	Wanda M. McManus
Ropes & Gray LLP		Vice President, Senior Associate
	Janet C. Smith	Treasurer and Assistant Clerk
Trustees	Vice President, Principal
John A. Hill, Chairman	Accounting Officer and	Nancy E. Florek
Jameson Adkins Baxter,	Assistant Treasurer	Vice President, Assistant Clerk,
Vice Chairman		Assistant Treasurer
Charles B. Curtis	Susan G. Malloy	and Proxy Manager
Myra R. Drucker	Vice President and
Charles E. Haldeman, Jr.	Assistant Treasurer
Paul L. Joskow
Elizabeth T. Kennan	Beth S. Mazor
Kenneth R. Leibler	Vice President
Robert E. Patterson
George Putnam, III	James P. Pappas
W. Thomas Stephens	Vice President
Richard B. Worley
Richard S. Robie, III
Vice President

This report is for the information of shareholders of Putnam RetirementReady Funds. It may also be used as sales literature when preceded or accompanied by the current prospectus, the most recent copy of Putnam’s Quarterly Performance Summary, and Putnam’s Quarterly Ranking Summary. For more recent performance, please visit www.putnam.com. Investors should carefully consider the investment objective, risks, charges, and expenses of a fund, which are described in its prospectus. For this and other information or to request a prospectus, call 1-800-225-1581 toll free. Please read the prospectus carefully before investing. The fund’s Statement of Additional Information contains additional information about the fund’s Trustees and is available without charge upon request by calling 1-800-225-1581.

PUTNAM INVESTMENTS

One Post Office Square
Boston, Massachusetts 02109

www.putnam.com

1-800-225-1581

PRSRT STD
U.S. POSTAGE PAID
PUTNAM
INVESTMENTS

Founded in 1937, Putnam Investments began with the principle that a balance between risk and reward is the mark of a well-rounded financial program. Today, we manage money with a focus on seeking consistent results over time. This balanced approach continues to underscore everything we do.

Forwarding Service Requested

Not FDIC Insured	May Lose Value	No Bank Guarantee

SA097 241687 3/07

Item 2. Code of Ethics:

Not applicable

Item 3. Audit Committee Financial Expert:

Not applicable

Item 4. Principal Accountant Fees and Services:

Not applicable

Item 5. Audit Committee of Listed Registrants

Not applicable

Item 6. Schedule of Investments:

The registrant’s schedule of investments in unaffiliated issuers is included in the report to shareholders in Item 1 above.

Item 7. Disclosure of Proxy Voting Policies and Procedures For Closed-End Management Investment Companies:

Not applicable

Item 8. Portfolio Managers of Closed-End Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers:

Not applicable

Item 10. Submission of Matters to a Vote of Security Holders:

Not applicable

Item 11. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Effective January 1, 2007, the fund retained State Street Bank and Trust Company ("State Street") as its custodian. Putnam Fiduciary Trust Company, the fund's previous custodian, is managing the transfer of the fund's assets to State Street. This transfer is expected to be completed for all Putnam funds during the first half of 2007, with PFTC remaining as custodian with respect to fund assets until the assets are transferred.  Also effective January 1, 2007, the fund's investment manager, Putnam

Investment Management, LLC entered into a Master Sub-Accounting Services Agreement with State Street, under which the investment manager has delegated to State Street responsibility for providing certain administrative, pricing, and bookkeeping services for the fund.

Item 12. Exhibits:

(a)(1) Not applicable

(a)(2) Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

(b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam RetirementReady Funds

By (Signature and Title):

/s/Janet C. Smith
Janet C. Smith
Principal Accounting Officer

Date: March 28, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/Charles E. Porter
Charles E. Porter
Principal Executive Officer

Date: March 28, 2007

By (Signature and Title):

/s/Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer

Date: March 28, 2007